UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class A

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.51%
Actual		$ 1,000.00	$ 1,283.00	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.45	$ 2.58
Class A	.85%
Actual		$ 1,000.00	$ 1,280.20	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,277.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.46
Class B	1.77%
Actual		$ 1,000.00	$ 1,274.90	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Class C	1.77%
Actual		$ 1,000.00	$ 1,275.10	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,281.00	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.1
JPMorgan Chase & Co.	4.2	3.8
Wells Fargo & Co.	3.1	3.2
Chevron Corp.	2.9	3.1
Google, Inc. Class A	2.8	3.3
Comcast Corp. Class A	1.9	1.2
IBM Corp.	1.9	2.0
Pfizer, Inc.	1.8	1.8
PepsiCo, Inc.	1.7	2.4
Visa, Inc. Class A	1.7	1.8
	27.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	26.4
Financials	18.1	17.5
Consumer Discretionary	10.7	9.3
Health Care	10.7	9.7
Energy	10.6	13.8
Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	Stocks 96.5%		Stocks 97.2%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	13.4%	** Foreign investments	15.7%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Delphi Automotive PLC	50,000	$ 1,580,000
TRW Automotive Holdings Corp. (a)	50,000	2,322,500
		3,902,500
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	5,447,703
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	100,000	3,719,000
Ruth's Hospitality Group, Inc. (a)	500,000	3,795,000
Texas Roadhouse, Inc. Class A	225,000	3,744,000
		11,258,000
Household Durables - 0.5%
D.R. Horton, Inc.	200,000	3,034,000
iRobot Corp. (a)	75,000	2,044,500
KB Home (d)	250,000	2,225,000
Toll Brothers, Inc. (a)	125,000	2,998,750
		10,302,250
Media - 4.2%
Comcast Corp. Class A	1,250,000	37,512,500
DreamWorks Animation SKG, Inc. Class A (a)	225,000	4,151,250
News Corp. Class A	250,000	4,922,500
The Walt Disney Co.	500,000	21,890,000
Time Warner, Inc.	375,000	14,156,250
		82,632,500
Multiline Retail - 0.7%
Dollar General Corp. (a)	55,000	2,541,000
Target Corp.	195,000	11,362,650
		13,903,650
Specialty Retail - 1.9%
Citi Trends, Inc. (a)	325,000	3,724,500
Destination Maternity Corp.	200,000	3,714,000
Francescas Holdings Corp. (a)	120,000	3,793,200
Lowe's Companies, Inc.	550,000	17,259,000
Lumber Liquidators Holdings, Inc. (a)	51,329	1,288,871
Staples, Inc.	300,000	4,854,000
Talbots, Inc. (a)	700,000	2,121,000
		36,754,571
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,738,821
TOTAL CONSUMER DISCRETIONARY		165,939,995
CONSUMER STAPLES - 10.1%
Beverages - 2.8%
Beam, Inc.	75,000	4,392,750
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	4,718,000

	Shares	Value
Molson Coors Brewing Co. Class B	100,000	$ 4,525,000
PepsiCo, Inc.	500,000	33,175,000
The Coca-Cola Co.	100,000	7,401,000
		54,211,750
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	215,000	9,632,000
Drogasil SA	375,000	3,645,363
Walgreen Co.	275,000	9,209,750
		22,487,113
Food Products - 1.0%
Danone	225,000	15,693,726
Green Mountain Coffee Roasters, Inc. (a)	86,363	4,045,243
		19,738,969
Household Products - 2.8%
Colgate-Palmolive Co.	240,000	23,467,200
Procter & Gamble Co.	450,000	30,244,500
		53,711,700
Tobacco - 2.3%
Altria Group, Inc.	250,000	7,717,500
British American Tobacco PLC sponsored ADR	135,000	13,664,700
Philip Morris International, Inc.	275,000	24,367,750
		45,749,950
TOTAL CONSUMER STAPLES		195,899,482
ENERGY - 10.5%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	50,000	2,641,500
Halliburton Co.	250,000	8,297,500
Helmerich & Payne, Inc.	50,000	2,697,500
McDermott International, Inc. (a)	154,500	1,979,145
National Oilwell Varco, Inc.	75,000	5,960,250
Noble Corp.	250,000	9,367,500
Trinidad Drilling Ltd.	300,000	1,948,774
		32,892,169
Oil, Gas & Consumable Fuels - 8.8%
Amyris, Inc. (a)(d)	325,000	1,683,500
Apache Corp.	100,000	10,044,000
BP PLC sponsored ADR	400,000	18,000,000
Canadian Natural Resources Ltd.	175,000	5,799,709
Chevron Corp.	525,000	56,301,000
Clean Energy Fuels Corp. (a)(d)	175,000	3,724,000
EXCO Resources, Inc. (d)	400,000	2,652,000
Exxon Mobil Corp.	175,000	15,177,750
Hess Corp.	75,000	4,421,250
HollyFrontier Corp.	125,000	4,018,750
Newfield Exploration Co. (a)	50,000	1,734,000
Peabody Energy Corp.	150,000	4,344,000
Plains Exploration & Production Co. (a)	100,000	4,265,000
QEP Resources, Inc.	100,000	3,050,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A sponsored ADR	275,000	$ 19,285,750
Suncor Energy, Inc.	350,000	11,434,515
Whiting Petroleum Corp. (a)	82,500	4,479,750
		170,414,974
TOTAL ENERGY		203,307,143
FINANCIALS - 18.1%
Capital Markets - 4.1%
Ashmore Group PLC	1,250,000	7,347,703
Bank of New York Mellon Corp.	400,000	9,652,000
Goldman Sachs Group, Inc.	200,000	24,874,000
KKR & Co. LP	450,000	6,673,500
Manning & Napier, Inc.	200,000	2,940,000
Morgan Stanley	1,050,000	20,622,000
The Blackstone Group LP	400,000	6,376,000
		78,485,203
Commercial Banks - 5.4%
Alliance Financial Corp.	200,000	6,062,000
BB&T Corp.	550,000	17,264,500
First Niagara Financial Group, Inc.	400,000	3,936,000
First Republic Bank (a)	125,000	4,117,500
M&T Bank Corp.	70,000	6,081,600
SunTrust Banks, Inc.	325,000	7,855,250
Wells Fargo & Co.	1,750,000	59,745,000
		105,061,850
Diversified Financial Services - 5.5%
JPMorgan Chase & Co.	1,750,000	80,465,000
KKR Financial Holdings LLC	2,200,000	20,262,000
New Academy Holding Co. LLC unit (e)(f)	60,000	6,628,800
		107,355,800
Insurance - 2.4%
ACE Ltd.	137,500	10,065,000
Allstate Corp.	225,000	7,407,000
Brasil Insurance Participacoes e Administracao SA	400,000	4,271,749
Hanover Insurance Group, Inc.	125,000	5,140,000
Lincoln National Corp.	300,000	7,908,000
MetLife, Inc.	200,000	7,470,000
RenaissanceRe Holdings Ltd.	50,000	3,786,500
		46,048,249
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)(d)	1,000,044	4,960,218
Radian Group, Inc. (d)	1,934,300	8,414,205
		13,374,423
TOTAL FINANCIALS		350,325,525

	Shares	Value
HEALTH CARE - 10.7%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	20,000	$ 1,857,200
Alnylam Pharmaceuticals, Inc. (a)	350,000	3,874,500
Amgen, Inc.	205,000	13,937,950
Gentium SpA sponsored ADR (a)	61,500	536,280
Gilead Sciences, Inc. (a)	100,000	4,885,000
PDL BioPharma, Inc. (d)	675,000	4,286,250
Synageva BioPharma Corp. (a)	75,000	2,690,250
Vertex Pharmaceuticals, Inc. (a)	27,900	1,144,179
		33,211,609
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	75,000	2,066,250
EnteroMedics, Inc. (a)	422,730	955,370
HeartWare International, Inc. (a)(d)	75,000	4,926,750
St. Jude Medical, Inc.	75,000	3,323,250
Zimmer Holdings, Inc.	30,000	1,928,400
		13,200,020
Health Care Providers & Services - 3.6%
Brookdale Senior Living, Inc. (a)	300,000	5,616,000
Emeritus Corp. (a)	153,472	2,710,316
Express Scripts, Inc. (a)	75,000	4,063,500
IPC The Hospitalist Co., Inc. (a)	105,000	3,875,550
Laboratory Corp. of America Holdings (a)	30,000	2,746,200
LHC Group, Inc. (a)	200,000	3,706,000
McKesson Corp.	225,000	19,748,250
MEDNAX, Inc. (a)	40,000	2,974,800
Quest Diagnostics, Inc.	50,000	3,057,500
WellPoint, Inc.	275,000	20,295,000
		68,793,116
Health Care Technology - 0.2%
Epocrates, Inc. (a)	100,000	858,000
MedAssets, Inc. (a)	250,000	3,290,000
		4,148,000
Pharmaceuticals - 4.5%
Abbott Laboratories	100,000	6,129,000
Auxilium Pharmaceuticals, Inc. (a)	75,000	1,392,750
Elan Corp. PLC sponsored ADR (a)	125,000	1,876,250
GlaxoSmithKline PLC sponsored ADR	287,500	12,911,625
Merck & Co., Inc.	600,000	23,040,000
Pfizer, Inc.	1,575,000	35,689,500
Roche Holding AG (participation certificate)	25,000	4,350,836
XenoPort, Inc. (a)	490,900	2,209,050
		87,599,011
TOTAL HEALTH CARE		206,951,756
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	225,000	13,736,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	50,000	$ 4,493,000
Rockwell Collins, Inc.	17,500	1,007,300
United Technologies Corp.	100,000	8,294,000
		27,530,550
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	100,000	6,549,000
Building Products - 0.7%
Lennox International, Inc.	75,000	3,022,500
Owens Corning (a)	225,000	8,106,750
Quanex Building Products Corp.	150,000	2,644,500
		13,773,750
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,492,000
EnerNOC, Inc. (a)(d)	250,000	1,800,000
Interface, Inc. Class A	250,000	3,487,500
Standard Parking Corp. (a)	175,000	3,587,500
		15,367,000
Construction & Engineering - 0.6%
Fluor Corp.	75,000	4,503,000
Quanta Services, Inc. (a)	300,000	6,270,000
		10,773,000
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	225,000	2,686,500
Polypore International, Inc. (a)(d)	30,000	1,054,800
		3,741,300
Industrial Conglomerates - 1.8%
General Electric Co.	1,500,000	30,105,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	225,200	4,582,820
		34,687,820
Machinery - 0.7%
Ingersoll-Rand PLC	300,000	12,405,000
PACCAR, Inc.	22,500	1,053,675
		13,458,675
Professional Services - 1.0%
Acacia Research Corp. (f)	85,000	3,193,110
Acacia Research Corp. - Acacia Technologies (a)	190,000	7,930,600
Michael Page International PLC	1,050,000	8,061,480
		19,185,190
Road & Rail - 0.6%
Con-way, Inc.	100,000	3,261,000

	Shares	Value
CSX Corp.	200,000	$ 4,304,000
Swift Transporation Co. (a)	325,000	3,750,500
		11,315,500
TOTAL INDUSTRIALS		156,381,785
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	100,000	2,752,000
Brocade Communications Systems, Inc. (a)	1,050,000	6,037,500
Cisco Systems, Inc.	1,300,000	27,495,000
Juniper Networks, Inc. (a)	500,000	11,440,000
		47,724,500
Computers & Peripherals - 6.2%
Apple, Inc. (a)	180,000	107,904,600
Fusion-io, Inc.	59,000	1,676,190
Hewlett-Packard Co.	479,000	11,414,570
		120,995,360
Electronic Equipment & Components - 1.7%
Avnet, Inc. (a)	175,000	6,368,250
Corning, Inc.	1,200,000	16,896,000
Everlight Electronics Co. Ltd.	1,250,000	2,626,495
Fabrinet (a)	175,000	3,099,250
Itron, Inc. (a)	100,000	4,541,000
		33,530,995
Internet Software & Services - 3.6%
Constant Contact, Inc. (a)(d)	100,000	2,979,000
Google, Inc. Class A (a)	85,000	54,505,400
SciQuest, Inc. (a)	450,010	6,858,152
VeriSign, Inc.	125,000	4,792,500
		69,135,052
IT Services - 7.5%
Cognizant Technology Solutions Corp. Class A (a)	205,000	15,774,750
Fidelity National Information Services, Inc.	125,000	4,140,000
IBM Corp.	175,000	36,513,750
MasterCard, Inc. Class A	75,000	31,540,500
Paychex, Inc.	825,000	25,566,750
Visa, Inc. Class A	275,000	32,450,000
		145,985,750
Semiconductors & Semiconductor Equipment - 2.3%
KLA-Tencor Corp.	100,000	5,442,000
Lam Research Corp. (a)	75,000	3,346,500
NXP Semiconductors NV (a)	218,300	5,808,963
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	15,280,000
Tessera Technologies, Inc.	304,700	5,256,075
		44,193,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.9%
Citrix Systems, Inc. (a)	25,000	$ 1,972,750
Concur Technologies, Inc. (a)	50,000	2,869,000
Kenexa Corp. (a)	50,000	1,562,000
Nuance Communications, Inc. (a)	225,000	5,755,500
Oracle Corp.	500,000	14,580,000
salesforce.com, Inc. (a)	50,000	7,725,500
VMware, Inc. Class A (a)	25,000	2,809,250
		37,274,000
TOTAL INFORMATION TECHNOLOGY		498,839,195
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,000	2,295,000
Cabot Corp.	110,000	4,694,800
Ecolab, Inc.	110,000	6,789,200
Olin Corp.	125,000	2,718,750
W.R. Grace & Co. (a)	50,000	2,890,000
		19,387,750
Metals & Mining - 0.8%
Gem Diamonds Ltd. (a)	975,000	4,265,267
Nucor Corp.	250,000	10,737,500
		15,002,767
TOTAL MATERIALS		34,390,517
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cbeyond, Inc. (a)	150,000	1,200,000
UTILITIES - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	50,000	3,360,000
NextEra Energy, Inc.	125,000	7,635,000
		10,995,000
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	3,948,750
TOTAL UTILITIES		14,943,750
TOTAL COMMON STOCKS (Cost $1,627,105,965)		1,828,179,148
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 2.2%
Porsche Automobil Holding SE (Germany)	349,950	$ 20,651,954
Volkswagen AG	120,000	21,101,010
		41,752,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,242,496)		41,752,964
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,781,120
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	66,672,156	66,672,156
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	19,652,710	19,652,710
TOTAL MONEY MARKET FUNDS (Cost $86,324,866)		86,324,866
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,752,673,327)		1,958,038,098
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,366,568)
NET ASSETS - 100%		$ 1,938,671,530
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,603,030 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,331
Fidelity Securities Lending Cash Central Fund	253,352
Total	$ 284,683
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,692,959	$ 207,692,959	$ -	$ -
Consumer Staples	195,899,482	195,899,482	-	-
Energy	203,307,143	203,307,143	-	-
Financials	350,325,525	343,696,725	-	6,628,800
Health Care	206,951,756	206,951,756	-	-
Industrials	156,381,785	153,188,675	3,193,110	-
Information Technology	498,839,195	498,839,195	-	-
Materials	34,390,517	34,390,517	-	-
Telecommunication Services	1,200,000	1,200,000	-	-
Utilities	14,943,750	14,943,750	-	-
Corporate Bonds	1,781,120	-	-	1,781,120
Money Market Funds	86,324,866	86,324,866	-	-
Total Investments in Securities:	$ 1,958,038,098	$ 1,946,435,068	$ 3,193,110	$ 8,409,920
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,024,000
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	385,922
Cost of Purchases	2,000,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,409,920
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 385,920

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
United Kingdom	4.1%
Germany	2.2%
Taiwan	1.3%
Switzerland	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,854,874) - See accompanying schedule: Unaffiliated issuers (cost $1,666,348,461)	$ 1,871,713,232
Fidelity Central Funds (cost $86,324,866)	86,324,866
Total Investments (cost $1,752,673,327)		$ 1,958,038,098
Receivable for investments sold		36
Receivable for fund shares sold		236,273
Dividends receivable		2,262,901
Interest receivable		5,500
Distributions receivable from Fidelity Central Funds		41,823
Prepaid expenses		2,291
Other receivables		69,517
Total assets		1,960,656,439

Liabilities
Payable for investments purchased	$ 454,767
Payable for fund shares redeemed	861,247
Accrued management fee	683,607
Distribution and service plan fees payable	35,942
Other affiliated payables	197,985
Other payables and accrued expenses	98,651
Collateral on securities loaned, at value	19,652,710
Total liabilities		21,984,909

Net Assets		$ 1,938,671,530
Net Assets consist of:
Paid in capital		$ 2,191,209,959
Undistributed net investment income		5,739,742
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(463,644,186)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		205,366,015
Net Assets		$ 1,938,671,530

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,572,662,822 ÷ 93,407,031 shares)	$ 16.84

Class A: Net Asset Value and redemption price per share ($123,799,344 ÷ 7,488,477 shares)	$ 16.53

Maximum offering price per share (100/94.25 of $16.53)	$ 17.54
Class T: Net Asset Value and redemption price per share ($14,132,828 ÷ 858,108 shares)	$ 16.47

Maximum offering price per share (100/96.50 of $16.47)	$ 17.07
Class B: Net Asset Value and offering price per share ($967,564 ÷ 59,340 shares)A	$ 16.31

Class C: Net Asset Value and offering price per share ($4,672,498 ÷ 287,178 shares)A	$ 16.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($222,436,474 ÷ 12,964,766 shares)	$ 17.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 16,567,823
Interest		5,588
Income from Fidelity Central Funds		284,683
Total income		16,858,094

Expenses
Management fee	$ 3,788,290
Transfer agent fees	660,113
Distribution and service plan fees	197,077
Accounting and security lending fees	274,136
Custodian fees and expenses	24,613
Independent trustees' compensation	5,580
Appreciation in deferred trustee compensation account	342
Registration fees	35,333
Audit	34,965
Legal	13,702
Miscellaneous	8,879
Total expenses before reductions	5,043,030
Expense reductions	(28,345)	5,014,685
Net investment income (loss)		11,843,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,315,006
Foreign currency transactions	96,790
Total net realized gain (loss)		32,411,796
Change in net unrealized appreciation (depreciation) on: Investment securities	388,821,261
Assets and liabilities in foreign currencies	13,478
Total change in net unrealized appreciation (depreciation)		388,834,739
Net gain (loss)		421,246,535
Net increase (decrease) in net assets resulting from operations		$ 433,089,944

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,843,409	$ 20,383,560
Net realized gain (loss)	32,411,796	107,987,447
Change in net unrealized appreciation (depreciation)	388,834,739	(113,032,427)
Net increase (decrease) in net assets resulting from operations	433,089,944	15,338,580
Distributions to shareholders from net investment income	(22,240,486)	(17,474,487)
Distributions to shareholders from net realized gain	(3,331,372)	(5,265,348)
Total distributions	(25,571,858)	(22,739,835)
Share transactions - net increase (decrease)	(30,668,907)	(50,888,703)
Total increase (decrease) in net assets	376,849,179	(58,289,958)

Net Assets
Beginning of period	1,561,822,351	1,620,112,309
End of period (including undistributed net investment income of $5,739,742 and undistributed net investment income of $16,136,819, respectively)	$ 1,938,671,530	$ 1,561,822,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.11	.18	.15	.13	.20	.15
Net realized and unrealized gain (loss)	3.63	(.20)	1.21	.29	(5.41)	2.62
Total from investment operations	3.74	(.02)	1.36	.42	(5.21)	2.77
Distributions from net investment income	(.20)	(.15)	(.14)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.23)	(.20) J	(.14) I	(.15)	(.17)	(.15)
Net asset value, end of period	$ 16.84	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Total Return B, C, D	28.30%	(.32)%	11.15%	4.04%	(30.13)%	18.83%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of all reductions	.51% A	.50%	.50%	.50%	.48%	.48%
Net investment income (loss)	1.40% A	1.20%	1.20%	1.34%	1.30%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,572,663	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Income from Investment Operations
Net investment income (loss) F	.08	.13	.10	.08	.13	.08
Net realized and unrealized gain (loss)	3.56	(.20)	1.19	.30	(5.29)	2.56
Total from investment operations	3.64	(.07)	1.29	.38	(5.16)	2.64
Distributions from net investment income	(.15)	(.10)	(.09)	(.09)	(.11)	(.10)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.18)	(.14)	(.10)	(.09)	(.11)	(.10)
Net asset value, end of period	$ 16.53	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Total Return B, C, D, E	28.02%	(.62)%	10.70%	3.59%	(30.42)%	18.25%
Ratios to Average Net Assets G, I
Expenses before reductions	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of fee waivers, if any	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of all reductions	.84% A	.85%	.87%	.93%	.91%	.90%
Net investment income (loss)	1.06% A	.85%	.82%	.90%	.87%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,799	$ 98,808	$ 110,672	$ 129,758	$ 124,522	$ 182,686
Portfolio turnover rate H	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Income from Investment Operations
Net investment income (loss) E	.05	.06	.05	.05	.08	.03
Net realized and unrealized gain (loss)	3.54	(.19)	1.18	.32	(5.26)	2.54
Total from investment operations	3.59	(.13)	1.23	.37	(5.18)	2.57
Distributions from net investment income	(.08)	(.05)	(.05)	(.02)	(.04)	(.11)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.11)	(.09)	(.06)	(.02)	(.04)	(.11)
Net asset value, end of period	$ 16.47	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Total Return B, C, D	27.73%	(1.05)%	10.25%	3.25%	(30.69)%	17.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of all reductions	1.28% A	1.28%	1.29%	1.32%	1.26%	1.22%
Net investment income (loss)	.62% A	.42%	.40%	.52%	.53%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,133	$ 11,251	$ 12,051	$ 11,378	$ 12,444	$ 26,732
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- J	- J	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.17	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.16	.31	(5.21)	2.48
Distributions from net investment income	- J	-	(.01)	-	-	(.06)
Distributions from net realized gain	(.03)	(.02)	(.01)	-	-	-
Total distributions	(.03)	(.02)	(.02)	-	-	(.06)
Net asset value, end of period	$ 16.31	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.49%	(1.57)%	9.72%	2.67%	(31.01)%	17.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.80%
Net investment income (loss)	.14% A	(.07)%	(.10)%	.02%	-% H	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 968	$ 776	$ 1,060	$ 1,072	$ 853	$ 1,356
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- I	- I	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.16	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.15	.31	(5.21)	2.48
Distributions from net investment income	(.03)	-	(.01)	-	-	(.05)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-	-
Total distributions	(.06)	(.03)	(.01) J	-	-	(.05)
Net asset value, end of period	$ 16.27	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.51%	(1.58)%	9.69%	2.67%	(31.01)%	17.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.78%
Net investment income (loss)	.14% A	(.07)%	(.09)%	.03%	.01%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,672	$ 3,030	$ 2,853	$ 2,501	$ 2,676	$ 4,897
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Income from Investment Operations
Net investment income (loss) D	.09	.15	.11	.10	.17	.12
Net realized and unrealized gain (loss)	3.70	(.20)	1.24	.34	(5.45)	2.67
Total from investment operations	3.79	(.05)	1.35	.44	(5.28)	2.79
Distributions from net investment income	(.18)	(.15)	(.10)	(.02)	(.13)	-
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.21)	(.19)	(.10) H	(.02)	(.13)	-
Net asset value, end of period	$ 17.16	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Total Return B, C	28.10%	(.50)%	10.81%	3.75%	(30.25)%	18.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of fee waivers, if any	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of all reductions	.75% A	.73%	.77%	.77%	.69%	.64%
Net investment income (loss)	1.15% A	.97%	.92%	1.06%	1.10%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,436	$ 179,641	$ 34,740	$ 1,344	$ 5,242	$ 42,212
Portfolio turnover rate F	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 314,305,133
Gross unrealized depreciation	(118,968,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 195,336,243

Tax cost	$ 1,762,701,855

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (450,735,013)
2018	(24,002,417)
Total capital loss carryforward	$ (474,737,430)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,601,390 and $358,127,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 141,485	$ 22,380
Class T	.25%	.25%	31,924	21
Class B	.75%	.25%	4,501	3,376
Class C	.75%	.25%	19,167	4,055
			$ 197,077	$ 29,832

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,019
Class T	3,314
Class B*	954
Class C*	369
$ 16,656

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 273,287.04
Class A	70,408.12
Class T	19,919.31
Class B	1,344.30
Class C	5,715.30
Institutional Class	289,440.28
	$ 660,113

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,933 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,700 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $253,352, including $376 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,314 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 18,723,610	$ 15,800,906
Class A	1,121,461	793,484
Class T	65,856	41,691
Class B	60	-
Class C	6,521	-
Institutional Class	2,322,978	838,406
Total	$ 22,240,486	$ 17,474,487
From net realized gain
Class O	$ 2,701,394	$ 4,604,191
Class A	218,271	359,871
Class T	24,485	39,878
Class B	1,755	1,300
Class C	7,004	5,695
Institutional Class	378,463	254,413
Total	$ 3,331,372	$ 5,265,348

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	4,148,806	5,397,022	$ 65,237,657	$ 80,718,498
Reinvestment of distributions	1,264,505	1,202,134	18,689,381	17,731,460
Shares redeemed	(7,149,796)	(19,120,847)	(109,754,165)	(289,198,834)
Net increase (decrease)	(1,736,485)	(12,521,691)	$ (25,827,127)	$ (190,748,876)
Class A
Shares sold	678,855	1,717,597	$ 10,140,053	$ 25,412,083
Reinvestment of distributions	87,570	74,702	1,272,398	1,083,158
Shares redeemed	(838,581)	(2,563,138)	(12,609,079)	(37,854,858)
Net increase (decrease)	(72,156)	(770,839)	$ (1,196,628)	$ (11,359,617)
Class T
Shares sold	88,559	158,749	$ 1,326,907	$ 2,355,345
Reinvestment of distributions	5,997	5,400	86,960	78,078
Shares redeemed	(102,911)	(209,985)	(1,519,794)	(3,151,921)
Net increase (decrease)	(8,355)	(45,836)	$ (105,927)	$ (718,498)
Class B
Shares sold	5,809	6,828	$ 86,823	$ 96,696
Reinvestment of distributions	118	83	1,690	1,194
Shares redeemed	(7,154)	(27,678)	(109,716)	(405,514)
Net increase (decrease)	(1,227)	(20,767)	$ (21,203)	$ (307,624)
Class C
Shares sold	77,803	65,288	$ 1,148,379	$ 956,325
Reinvestment of distributions	890	370	12,767	5,303
Shares redeemed	(27,940)	(47,958)	(410,883)	(699,223)
Net increase (decrease)	50,753	17,700	$ 750,263	$ 262,405
Institutional Class
Shares sold	33,089	11,431,490	$ 512,440	$ 163,363,083
Reinvestment of distributions	178,776	72,217	2,695,938	1,086,867
Shares redeemed	(478,891)	(785,458)	(7,476,663)	(12,466,443)
Net increase (decrease)	(267,026)	10,718,249	$ (4,268,285)	$ 151,983,507

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIN-USAN-0512
1.791869.108

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class O

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.51%
Actual		$ 1,000.00	$ 1,283.00	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.45	$ 2.58
Class A	.85%
Actual		$ 1,000.00	$ 1,280.20	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,277.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.46
Class B	1.77%
Actual		$ 1,000.00	$ 1,274.90	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Class C	1.77%
Actual		$ 1,000.00	$ 1,275.10	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,281.00	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.1
JPMorgan Chase & Co.	4.2	3.8
Wells Fargo & Co.	3.1	3.2
Chevron Corp.	2.9	3.1
Google, Inc. Class A	2.8	3.3
Comcast Corp. Class A	1.9	1.2
IBM Corp.	1.9	2.0
Pfizer, Inc.	1.8	1.8
PepsiCo, Inc.	1.7	2.4
Visa, Inc. Class A	1.7	1.8
	27.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	26.4
Financials	18.1	17.5
Consumer Discretionary	10.7	9.3
Health Care	10.7	9.7
Energy	10.6	13.8
Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	Stocks 96.5%		Stocks 97.2%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	13.4%	** Foreign investments	15.7%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Delphi Automotive PLC	50,000	$ 1,580,000
TRW Automotive Holdings Corp. (a)	50,000	2,322,500
		3,902,500
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	5,447,703
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	100,000	3,719,000
Ruth's Hospitality Group, Inc. (a)	500,000	3,795,000
Texas Roadhouse, Inc. Class A	225,000	3,744,000
		11,258,000
Household Durables - 0.5%
D.R. Horton, Inc.	200,000	3,034,000
iRobot Corp. (a)	75,000	2,044,500
KB Home (d)	250,000	2,225,000
Toll Brothers, Inc. (a)	125,000	2,998,750
		10,302,250
Media - 4.2%
Comcast Corp. Class A	1,250,000	37,512,500
DreamWorks Animation SKG, Inc. Class A (a)	225,000	4,151,250
News Corp. Class A	250,000	4,922,500
The Walt Disney Co.	500,000	21,890,000
Time Warner, Inc.	375,000	14,156,250
		82,632,500
Multiline Retail - 0.7%
Dollar General Corp. (a)	55,000	2,541,000
Target Corp.	195,000	11,362,650
		13,903,650
Specialty Retail - 1.9%
Citi Trends, Inc. (a)	325,000	3,724,500
Destination Maternity Corp.	200,000	3,714,000
Francescas Holdings Corp. (a)	120,000	3,793,200
Lowe's Companies, Inc.	550,000	17,259,000
Lumber Liquidators Holdings, Inc. (a)	51,329	1,288,871
Staples, Inc.	300,000	4,854,000
Talbots, Inc. (a)	700,000	2,121,000
		36,754,571
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,738,821
TOTAL CONSUMER DISCRETIONARY		165,939,995
CONSUMER STAPLES - 10.1%
Beverages - 2.8%
Beam, Inc.	75,000	4,392,750
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	4,718,000

	Shares	Value
Molson Coors Brewing Co. Class B	100,000	$ 4,525,000
PepsiCo, Inc.	500,000	33,175,000
The Coca-Cola Co.	100,000	7,401,000
		54,211,750
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	215,000	9,632,000
Drogasil SA	375,000	3,645,363
Walgreen Co.	275,000	9,209,750
		22,487,113
Food Products - 1.0%
Danone	225,000	15,693,726
Green Mountain Coffee Roasters, Inc. (a)	86,363	4,045,243
		19,738,969
Household Products - 2.8%
Colgate-Palmolive Co.	240,000	23,467,200
Procter & Gamble Co.	450,000	30,244,500
		53,711,700
Tobacco - 2.3%
Altria Group, Inc.	250,000	7,717,500
British American Tobacco PLC sponsored ADR	135,000	13,664,700
Philip Morris International, Inc.	275,000	24,367,750
		45,749,950
TOTAL CONSUMER STAPLES		195,899,482
ENERGY - 10.5%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	50,000	2,641,500
Halliburton Co.	250,000	8,297,500
Helmerich & Payne, Inc.	50,000	2,697,500
McDermott International, Inc. (a)	154,500	1,979,145
National Oilwell Varco, Inc.	75,000	5,960,250
Noble Corp.	250,000	9,367,500
Trinidad Drilling Ltd.	300,000	1,948,774
		32,892,169
Oil, Gas & Consumable Fuels - 8.8%
Amyris, Inc. (a)(d)	325,000	1,683,500
Apache Corp.	100,000	10,044,000
BP PLC sponsored ADR	400,000	18,000,000
Canadian Natural Resources Ltd.	175,000	5,799,709
Chevron Corp.	525,000	56,301,000
Clean Energy Fuels Corp. (a)(d)	175,000	3,724,000
EXCO Resources, Inc. (d)	400,000	2,652,000
Exxon Mobil Corp.	175,000	15,177,750
Hess Corp.	75,000	4,421,250
HollyFrontier Corp.	125,000	4,018,750
Newfield Exploration Co. (a)	50,000	1,734,000
Peabody Energy Corp.	150,000	4,344,000
Plains Exploration & Production Co. (a)	100,000	4,265,000
QEP Resources, Inc.	100,000	3,050,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A sponsored ADR	275,000	$ 19,285,750
Suncor Energy, Inc.	350,000	11,434,515
Whiting Petroleum Corp. (a)	82,500	4,479,750
		170,414,974
TOTAL ENERGY		203,307,143
FINANCIALS - 18.1%
Capital Markets - 4.1%
Ashmore Group PLC	1,250,000	7,347,703
Bank of New York Mellon Corp.	400,000	9,652,000
Goldman Sachs Group, Inc.	200,000	24,874,000
KKR & Co. LP	450,000	6,673,500
Manning & Napier, Inc.	200,000	2,940,000
Morgan Stanley	1,050,000	20,622,000
The Blackstone Group LP	400,000	6,376,000
		78,485,203
Commercial Banks - 5.4%
Alliance Financial Corp.	200,000	6,062,000
BB&T Corp.	550,000	17,264,500
First Niagara Financial Group, Inc.	400,000	3,936,000
First Republic Bank (a)	125,000	4,117,500
M&T Bank Corp.	70,000	6,081,600
SunTrust Banks, Inc.	325,000	7,855,250
Wells Fargo & Co.	1,750,000	59,745,000
		105,061,850
Diversified Financial Services - 5.5%
JPMorgan Chase & Co.	1,750,000	80,465,000
KKR Financial Holdings LLC	2,200,000	20,262,000
New Academy Holding Co. LLC unit (e)(f)	60,000	6,628,800
		107,355,800
Insurance - 2.4%
ACE Ltd.	137,500	10,065,000
Allstate Corp.	225,000	7,407,000
Brasil Insurance Participacoes e Administracao SA	400,000	4,271,749
Hanover Insurance Group, Inc.	125,000	5,140,000
Lincoln National Corp.	300,000	7,908,000
MetLife, Inc.	200,000	7,470,000
RenaissanceRe Holdings Ltd.	50,000	3,786,500
		46,048,249
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)(d)	1,000,044	4,960,218
Radian Group, Inc. (d)	1,934,300	8,414,205
		13,374,423
TOTAL FINANCIALS		350,325,525

	Shares	Value
HEALTH CARE - 10.7%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	20,000	$ 1,857,200
Alnylam Pharmaceuticals, Inc. (a)	350,000	3,874,500
Amgen, Inc.	205,000	13,937,950
Gentium SpA sponsored ADR (a)	61,500	536,280
Gilead Sciences, Inc. (a)	100,000	4,885,000
PDL BioPharma, Inc. (d)	675,000	4,286,250
Synageva BioPharma Corp. (a)	75,000	2,690,250
Vertex Pharmaceuticals, Inc. (a)	27,900	1,144,179
		33,211,609
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	75,000	2,066,250
EnteroMedics, Inc. (a)	422,730	955,370
HeartWare International, Inc. (a)(d)	75,000	4,926,750
St. Jude Medical, Inc.	75,000	3,323,250
Zimmer Holdings, Inc.	30,000	1,928,400
		13,200,020
Health Care Providers & Services - 3.6%
Brookdale Senior Living, Inc. (a)	300,000	5,616,000
Emeritus Corp. (a)	153,472	2,710,316
Express Scripts, Inc. (a)	75,000	4,063,500
IPC The Hospitalist Co., Inc. (a)	105,000	3,875,550
Laboratory Corp. of America Holdings (a)	30,000	2,746,200
LHC Group, Inc. (a)	200,000	3,706,000
McKesson Corp.	225,000	19,748,250
MEDNAX, Inc. (a)	40,000	2,974,800
Quest Diagnostics, Inc.	50,000	3,057,500
WellPoint, Inc.	275,000	20,295,000
		68,793,116
Health Care Technology - 0.2%
Epocrates, Inc. (a)	100,000	858,000
MedAssets, Inc. (a)	250,000	3,290,000
		4,148,000
Pharmaceuticals - 4.5%
Abbott Laboratories	100,000	6,129,000
Auxilium Pharmaceuticals, Inc. (a)	75,000	1,392,750
Elan Corp. PLC sponsored ADR (a)	125,000	1,876,250
GlaxoSmithKline PLC sponsored ADR	287,500	12,911,625
Merck & Co., Inc.	600,000	23,040,000
Pfizer, Inc.	1,575,000	35,689,500
Roche Holding AG (participation certificate)	25,000	4,350,836
XenoPort, Inc. (a)	490,900	2,209,050
		87,599,011
TOTAL HEALTH CARE		206,951,756
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	225,000	13,736,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	50,000	$ 4,493,000
Rockwell Collins, Inc.	17,500	1,007,300
United Technologies Corp.	100,000	8,294,000
		27,530,550
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	100,000	6,549,000
Building Products - 0.7%
Lennox International, Inc.	75,000	3,022,500
Owens Corning (a)	225,000	8,106,750
Quanex Building Products Corp.	150,000	2,644,500
		13,773,750
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,492,000
EnerNOC, Inc. (a)(d)	250,000	1,800,000
Interface, Inc. Class A	250,000	3,487,500
Standard Parking Corp. (a)	175,000	3,587,500
		15,367,000
Construction & Engineering - 0.6%
Fluor Corp.	75,000	4,503,000
Quanta Services, Inc. (a)	300,000	6,270,000
		10,773,000
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	225,000	2,686,500
Polypore International, Inc. (a)(d)	30,000	1,054,800
		3,741,300
Industrial Conglomerates - 1.8%
General Electric Co.	1,500,000	30,105,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	225,200	4,582,820
		34,687,820
Machinery - 0.7%
Ingersoll-Rand PLC	300,000	12,405,000
PACCAR, Inc.	22,500	1,053,675
		13,458,675
Professional Services - 1.0%
Acacia Research Corp. (f)	85,000	3,193,110
Acacia Research Corp. - Acacia Technologies (a)	190,000	7,930,600
Michael Page International PLC	1,050,000	8,061,480
		19,185,190
Road & Rail - 0.6%
Con-way, Inc.	100,000	3,261,000

	Shares	Value
CSX Corp.	200,000	$ 4,304,000
Swift Transporation Co. (a)	325,000	3,750,500
		11,315,500
TOTAL INDUSTRIALS		156,381,785
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	100,000	2,752,000
Brocade Communications Systems, Inc. (a)	1,050,000	6,037,500
Cisco Systems, Inc.	1,300,000	27,495,000
Juniper Networks, Inc. (a)	500,000	11,440,000
		47,724,500
Computers & Peripherals - 6.2%
Apple, Inc. (a)	180,000	107,904,600
Fusion-io, Inc.	59,000	1,676,190
Hewlett-Packard Co.	479,000	11,414,570
		120,995,360
Electronic Equipment & Components - 1.7%
Avnet, Inc. (a)	175,000	6,368,250
Corning, Inc.	1,200,000	16,896,000
Everlight Electronics Co. Ltd.	1,250,000	2,626,495
Fabrinet (a)	175,000	3,099,250
Itron, Inc. (a)	100,000	4,541,000
		33,530,995
Internet Software & Services - 3.6%
Constant Contact, Inc. (a)(d)	100,000	2,979,000
Google, Inc. Class A (a)	85,000	54,505,400
SciQuest, Inc. (a)	450,010	6,858,152
VeriSign, Inc.	125,000	4,792,500
		69,135,052
IT Services - 7.5%
Cognizant Technology Solutions Corp. Class A (a)	205,000	15,774,750
Fidelity National Information Services, Inc.	125,000	4,140,000
IBM Corp.	175,000	36,513,750
MasterCard, Inc. Class A	75,000	31,540,500
Paychex, Inc.	825,000	25,566,750
Visa, Inc. Class A	275,000	32,450,000
		145,985,750
Semiconductors & Semiconductor Equipment - 2.3%
KLA-Tencor Corp.	100,000	5,442,000
Lam Research Corp. (a)	75,000	3,346,500
NXP Semiconductors NV (a)	218,300	5,808,963
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	15,280,000
Tessera Technologies, Inc.	304,700	5,256,075
		44,193,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.9%
Citrix Systems, Inc. (a)	25,000	$ 1,972,750
Concur Technologies, Inc. (a)	50,000	2,869,000
Kenexa Corp. (a)	50,000	1,562,000
Nuance Communications, Inc. (a)	225,000	5,755,500
Oracle Corp.	500,000	14,580,000
salesforce.com, Inc. (a)	50,000	7,725,500
VMware, Inc. Class A (a)	25,000	2,809,250
		37,274,000
TOTAL INFORMATION TECHNOLOGY		498,839,195
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,000	2,295,000
Cabot Corp.	110,000	4,694,800
Ecolab, Inc.	110,000	6,789,200
Olin Corp.	125,000	2,718,750
W.R. Grace & Co. (a)	50,000	2,890,000
		19,387,750
Metals & Mining - 0.8%
Gem Diamonds Ltd. (a)	975,000	4,265,267
Nucor Corp.	250,000	10,737,500
		15,002,767
TOTAL MATERIALS		34,390,517
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cbeyond, Inc. (a)	150,000	1,200,000
UTILITIES - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	50,000	3,360,000
NextEra Energy, Inc.	125,000	7,635,000
		10,995,000
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	3,948,750
TOTAL UTILITIES		14,943,750
TOTAL COMMON STOCKS (Cost $1,627,105,965)		1,828,179,148
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 2.2%
Porsche Automobil Holding SE (Germany)	349,950	$ 20,651,954
Volkswagen AG	120,000	21,101,010
		41,752,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,242,496)		41,752,964
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,781,120
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	66,672,156	66,672,156
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	19,652,710	19,652,710
TOTAL MONEY MARKET FUNDS (Cost $86,324,866)		86,324,866
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,752,673,327)		1,958,038,098
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,366,568)
NET ASSETS - 100%		$ 1,938,671,530
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,603,030 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,331
Fidelity Securities Lending Cash Central Fund	253,352
Total	$ 284,683
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,692,959	$ 207,692,959	$ -	$ -
Consumer Staples	195,899,482	195,899,482	-	-
Energy	203,307,143	203,307,143	-	-
Financials	350,325,525	343,696,725	-	6,628,800
Health Care	206,951,756	206,951,756	-	-
Industrials	156,381,785	153,188,675	3,193,110	-
Information Technology	498,839,195	498,839,195	-	-
Materials	34,390,517	34,390,517	-	-
Telecommunication Services	1,200,000	1,200,000	-	-
Utilities	14,943,750	14,943,750	-	-
Corporate Bonds	1,781,120	-	-	1,781,120
Money Market Funds	86,324,866	86,324,866	-	-
Total Investments in Securities:	$ 1,958,038,098	$ 1,946,435,068	$ 3,193,110	$ 8,409,920
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,024,000
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	385,922
Cost of Purchases	2,000,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,409,920
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 385,920

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
United Kingdom	4.1%
Germany	2.2%
Taiwan	1.3%
Switzerland	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,854,874) - See accompanying schedule: Unaffiliated issuers (cost $1,666,348,461)	$ 1,871,713,232
Fidelity Central Funds (cost $86,324,866)	86,324,866
Total Investments (cost $1,752,673,327)		$ 1,958,038,098
Receivable for investments sold		36
Receivable for fund shares sold		236,273
Dividends receivable		2,262,901
Interest receivable		5,500
Distributions receivable from Fidelity Central Funds		41,823
Prepaid expenses		2,291
Other receivables		69,517
Total assets		1,960,656,439

Liabilities
Payable for investments purchased	$ 454,767
Payable for fund shares redeemed	861,247
Accrued management fee	683,607
Distribution and service plan fees payable	35,942
Other affiliated payables	197,985
Other payables and accrued expenses	98,651
Collateral on securities loaned, at value	19,652,710
Total liabilities		21,984,909

Net Assets		$ 1,938,671,530
Net Assets consist of:
Paid in capital		$ 2,191,209,959
Undistributed net investment income		5,739,742
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(463,644,186)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		205,366,015
Net Assets		$ 1,938,671,530

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,572,662,822 ÷ 93,407,031 shares)	$ 16.84

Class A: Net Asset Value and redemption price per share ($123,799,344 ÷ 7,488,477 shares)	$ 16.53

Maximum offering price per share (100/94.25 of $16.53)	$ 17.54
Class T: Net Asset Value and redemption price per share ($14,132,828 ÷ 858,108 shares)	$ 16.47

Maximum offering price per share (100/96.50 of $16.47)	$ 17.07
Class B: Net Asset Value and offering price per share ($967,564 ÷ 59,340 shares)A	$ 16.31

Class C: Net Asset Value and offering price per share ($4,672,498 ÷ 287,178 shares)A	$ 16.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($222,436,474 ÷ 12,964,766 shares)	$ 17.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 16,567,823
Interest		5,588
Income from Fidelity Central Funds		284,683
Total income		16,858,094

Expenses
Management fee	$ 3,788,290
Transfer agent fees	660,113
Distribution and service plan fees	197,077
Accounting and security lending fees	274,136
Custodian fees and expenses	24,613
Independent trustees' compensation	5,580
Appreciation in deferred trustee compensation account	342
Registration fees	35,333
Audit	34,965
Legal	13,702
Miscellaneous	8,879
Total expenses before reductions	5,043,030
Expense reductions	(28,345)	5,014,685
Net investment income (loss)		11,843,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,315,006
Foreign currency transactions	96,790
Total net realized gain (loss)		32,411,796
Change in net unrealized appreciation (depreciation) on: Investment securities	388,821,261
Assets and liabilities in foreign currencies	13,478
Total change in net unrealized appreciation (depreciation)		388,834,739
Net gain (loss)		421,246,535
Net increase (decrease) in net assets resulting from operations		$ 433,089,944

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,843,409	$ 20,383,560
Net realized gain (loss)	32,411,796	107,987,447
Change in net unrealized appreciation (depreciation)	388,834,739	(113,032,427)
Net increase (decrease) in net assets resulting from operations	433,089,944	15,338,580
Distributions to shareholders from net investment income	(22,240,486)	(17,474,487)
Distributions to shareholders from net realized gain	(3,331,372)	(5,265,348)
Total distributions	(25,571,858)	(22,739,835)
Share transactions - net increase (decrease)	(30,668,907)	(50,888,703)
Total increase (decrease) in net assets	376,849,179	(58,289,958)

Net Assets
Beginning of period	1,561,822,351	1,620,112,309
End of period (including undistributed net investment income of $5,739,742 and undistributed net investment income of $16,136,819, respectively)	$ 1,938,671,530	$ 1,561,822,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.11	.18	.15	.13	.20	.15
Net realized and unrealized gain (loss)	3.63	(.20)	1.21	.29	(5.41)	2.62
Total from investment operations	3.74	(.02)	1.36	.42	(5.21)	2.77
Distributions from net investment income	(.20)	(.15)	(.14)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.23)	(.20) J	(.14) I	(.15)	(.17)	(.15)
Net asset value, end of period	$ 16.84	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Total Return B, C, D	28.30%	(.32)%	11.15%	4.04%	(30.13)%	18.83%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of all reductions	.51% A	.50%	.50%	.50%	.48%	.48%
Net investment income (loss)	1.40% A	1.20%	1.20%	1.34%	1.30%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,572,663	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Income from Investment Operations
Net investment income (loss) F	.08	.13	.10	.08	.13	.08
Net realized and unrealized gain (loss)	3.56	(.20)	1.19	.30	(5.29)	2.56
Total from investment operations	3.64	(.07)	1.29	.38	(5.16)	2.64
Distributions from net investment income	(.15)	(.10)	(.09)	(.09)	(.11)	(.10)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.18)	(.14)	(.10)	(.09)	(.11)	(.10)
Net asset value, end of period	$ 16.53	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Total Return B, C, D, E	28.02%	(.62)%	10.70%	3.59%	(30.42)%	18.25%
Ratios to Average Net Assets G, I
Expenses before reductions	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of fee waivers, if any	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of all reductions	.84% A	.85%	.87%	.93%	.91%	.90%
Net investment income (loss)	1.06% A	.85%	.82%	.90%	.87%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,799	$ 98,808	$ 110,672	$ 129,758	$ 124,522	$ 182,686
Portfolio turnover rate H	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Income from Investment Operations
Net investment income (loss) E	.05	.06	.05	.05	.08	.03
Net realized and unrealized gain (loss)	3.54	(.19)	1.18	.32	(5.26)	2.54
Total from investment operations	3.59	(.13)	1.23	.37	(5.18)	2.57
Distributions from net investment income	(.08)	(.05)	(.05)	(.02)	(.04)	(.11)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.11)	(.09)	(.06)	(.02)	(.04)	(.11)
Net asset value, end of period	$ 16.47	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Total Return B, C, D	27.73%	(1.05)%	10.25%	3.25%	(30.69)%	17.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of all reductions	1.28% A	1.28%	1.29%	1.32%	1.26%	1.22%
Net investment income (loss)	.62% A	.42%	.40%	.52%	.53%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,133	$ 11,251	$ 12,051	$ 11,378	$ 12,444	$ 26,732
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- J	- J	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.17	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.16	.31	(5.21)	2.48
Distributions from net investment income	- J	-	(.01)	-	-	(.06)
Distributions from net realized gain	(.03)	(.02)	(.01)	-	-	-
Total distributions	(.03)	(.02)	(.02)	-	-	(.06)
Net asset value, end of period	$ 16.31	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.49%	(1.57)%	9.72%	2.67%	(31.01)%	17.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.80%
Net investment income (loss)	.14% A	(.07)%	(.10)%	.02%	-% H	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 968	$ 776	$ 1,060	$ 1,072	$ 853	$ 1,356
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- I	- I	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.16	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.15	.31	(5.21)	2.48
Distributions from net investment income	(.03)	-	(.01)	-	-	(.05)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-	-
Total distributions	(.06)	(.03)	(.01) J	-	-	(.05)
Net asset value, end of period	$ 16.27	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.51%	(1.58)%	9.69%	2.67%	(31.01)%	17.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.78%
Net investment income (loss)	.14% A	(.07)%	(.09)%	.03%	.01%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,672	$ 3,030	$ 2,853	$ 2,501	$ 2,676	$ 4,897
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Income from Investment Operations
Net investment income (loss) D	.09	.15	.11	.10	.17	.12
Net realized and unrealized gain (loss)	3.70	(.20)	1.24	.34	(5.45)	2.67
Total from investment operations	3.79	(.05)	1.35	.44	(5.28)	2.79
Distributions from net investment income	(.18)	(.15)	(.10)	(.02)	(.13)	-
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.21)	(.19)	(.10) H	(.02)	(.13)	-
Net asset value, end of period	$ 17.16	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Total Return B, C	28.10%	(.50)%	10.81%	3.75%	(30.25)%	18.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of fee waivers, if any	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of all reductions	.75% A	.73%	.77%	.77%	.69%	.64%
Net investment income (loss)	1.15% A	.97%	.92%	1.06%	1.10%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,436	$ 179,641	$ 34,740	$ 1,344	$ 5,242	$ 42,212
Portfolio turnover rate F	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 314,305,133
Gross unrealized depreciation	(118,968,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 195,336,243

Tax cost	$ 1,762,701,855

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (450,735,013)
2018	(24,002,417)
Total capital loss carryforward	$ (474,737,430)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,601,390 and $358,127,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 141,485	$ 22,380
Class T	.25%	.25%	31,924	21
Class B	.75%	.25%	4,501	3,376
Class C	.75%	.25%	19,167	4,055
			$ 197,077	$ 29,832

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,019
Class T	3,314
Class B*	954
Class C*	369
$ 16,656

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 273,287.04
Class A	70,408.12
Class T	19,919.31
Class B	1,344.30
Class C	5,715.30
Institutional Class	289,440.28
	$ 660,113

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,933 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,700 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $253,352, including $376 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,314 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 18,723,610	$ 15,800,906
Class A	1,121,461	793,484
Class T	65,856	41,691
Class B	60	-
Class C	6,521	-
Institutional Class	2,322,978	838,406
Total	$ 22,240,486	$ 17,474,487
From net realized gain
Class O	$ 2,701,394	$ 4,604,191
Class A	218,271	359,871
Class T	24,485	39,878
Class B	1,755	1,300
Class C	7,004	5,695
Institutional Class	378,463	254,413
Total	$ 3,331,372	$ 5,265,348

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	4,148,806	5,397,022	$ 65,237,657	$ 80,718,498
Reinvestment of distributions	1,264,505	1,202,134	18,689,381	17,731,460
Shares redeemed	(7,149,796)	(19,120,847)	(109,754,165)	(289,198,834)
Net increase (decrease)	(1,736,485)	(12,521,691)	$ (25,827,127)	$ (190,748,876)
Class A
Shares sold	678,855	1,717,597	$ 10,140,053	$ 25,412,083
Reinvestment of distributions	87,570	74,702	1,272,398	1,083,158
Shares redeemed	(838,581)	(2,563,138)	(12,609,079)	(37,854,858)
Net increase (decrease)	(72,156)	(770,839)	$ (1,196,628)	$ (11,359,617)
Class T
Shares sold	88,559	158,749	$ 1,326,907	$ 2,355,345
Reinvestment of distributions	5,997	5,400	86,960	78,078
Shares redeemed	(102,911)	(209,985)	(1,519,794)	(3,151,921)
Net increase (decrease)	(8,355)	(45,836)	$ (105,927)	$ (718,498)
Class B
Shares sold	5,809	6,828	$ 86,823	$ 96,696
Reinvestment of distributions	118	83	1,690	1,194
Shares redeemed	(7,154)	(27,678)	(109,716)	(405,514)
Net increase (decrease)	(1,227)	(20,767)	$ (21,203)	$ (307,624)
Class C
Shares sold	77,803	65,288	$ 1,148,379	$ 956,325
Reinvestment of distributions	890	370	12,767	5,303
Shares redeemed	(27,940)	(47,958)	(410,883)	(699,223)
Net increase (decrease)	50,753	17,700	$ 750,263	$ 262,405
Institutional Class
Shares sold	33,089	11,431,490	$ 512,440	$ 163,363,083
Reinvestment of distributions	178,776	72,217	2,695,938	1,086,867
Shares redeemed	(478,891)	(785,458)	(7,476,663)	(12,466,443)
Net increase (decrease)	(267,026)	10,718,249	$ (4,268,285)	$ 151,983,507

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIO-USAN-0512
1.791867.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Diversified Stock Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.51%
Actual		$ 1,000.00	$ 1,283.00	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.45	$ 2.58
Class A	.85%
Actual		$ 1,000.00	$ 1,280.20	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,277.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.46
Class B	1.77%
Actual		$ 1,000.00	$ 1,274.90	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Class C	1.77%
Actual		$ 1,000.00	$ 1,275.10	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,281.00	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.1
JPMorgan Chase & Co.	4.2	3.8
Wells Fargo & Co.	3.1	3.2
Chevron Corp.	2.9	3.1
Google, Inc. Class A	2.8	3.3
Comcast Corp. Class A	1.9	1.2
IBM Corp.	1.9	2.0
Pfizer, Inc.	1.8	1.8
PepsiCo, Inc.	1.7	2.4
Visa, Inc. Class A	1.7	1.8
	27.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	26.4
Financials	18.1	17.5
Consumer Discretionary	10.7	9.3
Health Care	10.7	9.7
Energy	10.6	13.8
Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	Stocks 96.5%		Stocks 97.2%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	13.4%	** Foreign investments	15.7%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Delphi Automotive PLC	50,000	$ 1,580,000
TRW Automotive Holdings Corp. (a)	50,000	2,322,500
		3,902,500
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	5,447,703
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	100,000	3,719,000
Ruth's Hospitality Group, Inc. (a)	500,000	3,795,000
Texas Roadhouse, Inc. Class A	225,000	3,744,000
		11,258,000
Household Durables - 0.5%
D.R. Horton, Inc.	200,000	3,034,000
iRobot Corp. (a)	75,000	2,044,500
KB Home (d)	250,000	2,225,000
Toll Brothers, Inc. (a)	125,000	2,998,750
		10,302,250
Media - 4.2%
Comcast Corp. Class A	1,250,000	37,512,500
DreamWorks Animation SKG, Inc. Class A (a)	225,000	4,151,250
News Corp. Class A	250,000	4,922,500
The Walt Disney Co.	500,000	21,890,000
Time Warner, Inc.	375,000	14,156,250
		82,632,500
Multiline Retail - 0.7%
Dollar General Corp. (a)	55,000	2,541,000
Target Corp.	195,000	11,362,650
		13,903,650
Specialty Retail - 1.9%
Citi Trends, Inc. (a)	325,000	3,724,500
Destination Maternity Corp.	200,000	3,714,000
Francescas Holdings Corp. (a)	120,000	3,793,200
Lowe's Companies, Inc.	550,000	17,259,000
Lumber Liquidators Holdings, Inc. (a)	51,329	1,288,871
Staples, Inc.	300,000	4,854,000
Talbots, Inc. (a)	700,000	2,121,000
		36,754,571
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,738,821
TOTAL CONSUMER DISCRETIONARY		165,939,995
CONSUMER STAPLES - 10.1%
Beverages - 2.8%
Beam, Inc.	75,000	4,392,750
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	4,718,000

	Shares	Value
Molson Coors Brewing Co. Class B	100,000	$ 4,525,000
PepsiCo, Inc.	500,000	33,175,000
The Coca-Cola Co.	100,000	7,401,000
		54,211,750
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	215,000	9,632,000
Drogasil SA	375,000	3,645,363
Walgreen Co.	275,000	9,209,750
		22,487,113
Food Products - 1.0%
Danone	225,000	15,693,726
Green Mountain Coffee Roasters, Inc. (a)	86,363	4,045,243
		19,738,969
Household Products - 2.8%
Colgate-Palmolive Co.	240,000	23,467,200
Procter & Gamble Co.	450,000	30,244,500
		53,711,700
Tobacco - 2.3%
Altria Group, Inc.	250,000	7,717,500
British American Tobacco PLC sponsored ADR	135,000	13,664,700
Philip Morris International, Inc.	275,000	24,367,750
		45,749,950
TOTAL CONSUMER STAPLES		195,899,482
ENERGY - 10.5%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	50,000	2,641,500
Halliburton Co.	250,000	8,297,500
Helmerich & Payne, Inc.	50,000	2,697,500
McDermott International, Inc. (a)	154,500	1,979,145
National Oilwell Varco, Inc.	75,000	5,960,250
Noble Corp.	250,000	9,367,500
Trinidad Drilling Ltd.	300,000	1,948,774
		32,892,169
Oil, Gas & Consumable Fuels - 8.8%
Amyris, Inc. (a)(d)	325,000	1,683,500
Apache Corp.	100,000	10,044,000
BP PLC sponsored ADR	400,000	18,000,000
Canadian Natural Resources Ltd.	175,000	5,799,709
Chevron Corp.	525,000	56,301,000
Clean Energy Fuels Corp. (a)(d)	175,000	3,724,000
EXCO Resources, Inc. (d)	400,000	2,652,000
Exxon Mobil Corp.	175,000	15,177,750
Hess Corp.	75,000	4,421,250
HollyFrontier Corp.	125,000	4,018,750
Newfield Exploration Co. (a)	50,000	1,734,000
Peabody Energy Corp.	150,000	4,344,000
Plains Exploration & Production Co. (a)	100,000	4,265,000
QEP Resources, Inc.	100,000	3,050,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A sponsored ADR	275,000	$ 19,285,750
Suncor Energy, Inc.	350,000	11,434,515
Whiting Petroleum Corp. (a)	82,500	4,479,750
		170,414,974
TOTAL ENERGY		203,307,143
FINANCIALS - 18.1%
Capital Markets - 4.1%
Ashmore Group PLC	1,250,000	7,347,703
Bank of New York Mellon Corp.	400,000	9,652,000
Goldman Sachs Group, Inc.	200,000	24,874,000
KKR & Co. LP	450,000	6,673,500
Manning & Napier, Inc.	200,000	2,940,000
Morgan Stanley	1,050,000	20,622,000
The Blackstone Group LP	400,000	6,376,000
		78,485,203
Commercial Banks - 5.4%
Alliance Financial Corp.	200,000	6,062,000
BB&T Corp.	550,000	17,264,500
First Niagara Financial Group, Inc.	400,000	3,936,000
First Republic Bank (a)	125,000	4,117,500
M&T Bank Corp.	70,000	6,081,600
SunTrust Banks, Inc.	325,000	7,855,250
Wells Fargo & Co.	1,750,000	59,745,000
		105,061,850
Diversified Financial Services - 5.5%
JPMorgan Chase & Co.	1,750,000	80,465,000
KKR Financial Holdings LLC	2,200,000	20,262,000
New Academy Holding Co. LLC unit (e)(f)	60,000	6,628,800
		107,355,800
Insurance - 2.4%
ACE Ltd.	137,500	10,065,000
Allstate Corp.	225,000	7,407,000
Brasil Insurance Participacoes e Administracao SA	400,000	4,271,749
Hanover Insurance Group, Inc.	125,000	5,140,000
Lincoln National Corp.	300,000	7,908,000
MetLife, Inc.	200,000	7,470,000
RenaissanceRe Holdings Ltd.	50,000	3,786,500
		46,048,249
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)(d)	1,000,044	4,960,218
Radian Group, Inc. (d)	1,934,300	8,414,205
		13,374,423
TOTAL FINANCIALS		350,325,525

	Shares	Value
HEALTH CARE - 10.7%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	20,000	$ 1,857,200
Alnylam Pharmaceuticals, Inc. (a)	350,000	3,874,500
Amgen, Inc.	205,000	13,937,950
Gentium SpA sponsored ADR (a)	61,500	536,280
Gilead Sciences, Inc. (a)	100,000	4,885,000
PDL BioPharma, Inc. (d)	675,000	4,286,250
Synageva BioPharma Corp. (a)	75,000	2,690,250
Vertex Pharmaceuticals, Inc. (a)	27,900	1,144,179
		33,211,609
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	75,000	2,066,250
EnteroMedics, Inc. (a)	422,730	955,370
HeartWare International, Inc. (a)(d)	75,000	4,926,750
St. Jude Medical, Inc.	75,000	3,323,250
Zimmer Holdings, Inc.	30,000	1,928,400
		13,200,020
Health Care Providers & Services - 3.6%
Brookdale Senior Living, Inc. (a)	300,000	5,616,000
Emeritus Corp. (a)	153,472	2,710,316
Express Scripts, Inc. (a)	75,000	4,063,500
IPC The Hospitalist Co., Inc. (a)	105,000	3,875,550
Laboratory Corp. of America Holdings (a)	30,000	2,746,200
LHC Group, Inc. (a)	200,000	3,706,000
McKesson Corp.	225,000	19,748,250
MEDNAX, Inc. (a)	40,000	2,974,800
Quest Diagnostics, Inc.	50,000	3,057,500
WellPoint, Inc.	275,000	20,295,000
		68,793,116
Health Care Technology - 0.2%
Epocrates, Inc. (a)	100,000	858,000
MedAssets, Inc. (a)	250,000	3,290,000
		4,148,000
Pharmaceuticals - 4.5%
Abbott Laboratories	100,000	6,129,000
Auxilium Pharmaceuticals, Inc. (a)	75,000	1,392,750
Elan Corp. PLC sponsored ADR (a)	125,000	1,876,250
GlaxoSmithKline PLC sponsored ADR	287,500	12,911,625
Merck & Co., Inc.	600,000	23,040,000
Pfizer, Inc.	1,575,000	35,689,500
Roche Holding AG (participation certificate)	25,000	4,350,836
XenoPort, Inc. (a)	490,900	2,209,050
		87,599,011
TOTAL HEALTH CARE		206,951,756
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	225,000	13,736,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	50,000	$ 4,493,000
Rockwell Collins, Inc.	17,500	1,007,300
United Technologies Corp.	100,000	8,294,000
		27,530,550
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	100,000	6,549,000
Building Products - 0.7%
Lennox International, Inc.	75,000	3,022,500
Owens Corning (a)	225,000	8,106,750
Quanex Building Products Corp.	150,000	2,644,500
		13,773,750
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,492,000
EnerNOC, Inc. (a)(d)	250,000	1,800,000
Interface, Inc. Class A	250,000	3,487,500
Standard Parking Corp. (a)	175,000	3,587,500
		15,367,000
Construction & Engineering - 0.6%
Fluor Corp.	75,000	4,503,000
Quanta Services, Inc. (a)	300,000	6,270,000
		10,773,000
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	225,000	2,686,500
Polypore International, Inc. (a)(d)	30,000	1,054,800
		3,741,300
Industrial Conglomerates - 1.8%
General Electric Co.	1,500,000	30,105,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	225,200	4,582,820
		34,687,820
Machinery - 0.7%
Ingersoll-Rand PLC	300,000	12,405,000
PACCAR, Inc.	22,500	1,053,675
		13,458,675
Professional Services - 1.0%
Acacia Research Corp. (f)	85,000	3,193,110
Acacia Research Corp. - Acacia Technologies (a)	190,000	7,930,600
Michael Page International PLC	1,050,000	8,061,480
		19,185,190
Road & Rail - 0.6%
Con-way, Inc.	100,000	3,261,000

	Shares	Value
CSX Corp.	200,000	$ 4,304,000
Swift Transporation Co. (a)	325,000	3,750,500
		11,315,500
TOTAL INDUSTRIALS		156,381,785
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	100,000	2,752,000
Brocade Communications Systems, Inc. (a)	1,050,000	6,037,500
Cisco Systems, Inc.	1,300,000	27,495,000
Juniper Networks, Inc. (a)	500,000	11,440,000
		47,724,500
Computers & Peripherals - 6.2%
Apple, Inc. (a)	180,000	107,904,600
Fusion-io, Inc.	59,000	1,676,190
Hewlett-Packard Co.	479,000	11,414,570
		120,995,360
Electronic Equipment & Components - 1.7%
Avnet, Inc. (a)	175,000	6,368,250
Corning, Inc.	1,200,000	16,896,000
Everlight Electronics Co. Ltd.	1,250,000	2,626,495
Fabrinet (a)	175,000	3,099,250
Itron, Inc. (a)	100,000	4,541,000
		33,530,995
Internet Software & Services - 3.6%
Constant Contact, Inc. (a)(d)	100,000	2,979,000
Google, Inc. Class A (a)	85,000	54,505,400
SciQuest, Inc. (a)	450,010	6,858,152
VeriSign, Inc.	125,000	4,792,500
		69,135,052
IT Services - 7.5%
Cognizant Technology Solutions Corp. Class A (a)	205,000	15,774,750
Fidelity National Information Services, Inc.	125,000	4,140,000
IBM Corp.	175,000	36,513,750
MasterCard, Inc. Class A	75,000	31,540,500
Paychex, Inc.	825,000	25,566,750
Visa, Inc. Class A	275,000	32,450,000
		145,985,750
Semiconductors & Semiconductor Equipment - 2.3%
KLA-Tencor Corp.	100,000	5,442,000
Lam Research Corp. (a)	75,000	3,346,500
NXP Semiconductors NV (a)	218,300	5,808,963
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	15,280,000
Tessera Technologies, Inc.	304,700	5,256,075
		44,193,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.9%
Citrix Systems, Inc. (a)	25,000	$ 1,972,750
Concur Technologies, Inc. (a)	50,000	2,869,000
Kenexa Corp. (a)	50,000	1,562,000
Nuance Communications, Inc. (a)	225,000	5,755,500
Oracle Corp.	500,000	14,580,000
salesforce.com, Inc. (a)	50,000	7,725,500
VMware, Inc. Class A (a)	25,000	2,809,250
		37,274,000
TOTAL INFORMATION TECHNOLOGY		498,839,195
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,000	2,295,000
Cabot Corp.	110,000	4,694,800
Ecolab, Inc.	110,000	6,789,200
Olin Corp.	125,000	2,718,750
W.R. Grace & Co. (a)	50,000	2,890,000
		19,387,750
Metals & Mining - 0.8%
Gem Diamonds Ltd. (a)	975,000	4,265,267
Nucor Corp.	250,000	10,737,500
		15,002,767
TOTAL MATERIALS		34,390,517
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cbeyond, Inc. (a)	150,000	1,200,000
UTILITIES - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	50,000	3,360,000
NextEra Energy, Inc.	125,000	7,635,000
		10,995,000
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	3,948,750
TOTAL UTILITIES		14,943,750
TOTAL COMMON STOCKS (Cost $1,627,105,965)		1,828,179,148
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 2.2%
Porsche Automobil Holding SE (Germany)	349,950	$ 20,651,954
Volkswagen AG	120,000	21,101,010
		41,752,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,242,496)		41,752,964
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,781,120
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	66,672,156	66,672,156
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	19,652,710	19,652,710
TOTAL MONEY MARKET FUNDS (Cost $86,324,866)		86,324,866
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,752,673,327)		1,958,038,098
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,366,568)
NET ASSETS - 100%		$ 1,938,671,530
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,603,030 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,331
Fidelity Securities Lending Cash Central Fund	253,352
Total	$ 284,683
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,692,959	$ 207,692,959	$ -	$ -
Consumer Staples	195,899,482	195,899,482	-	-
Energy	203,307,143	203,307,143	-	-
Financials	350,325,525	343,696,725	-	6,628,800
Health Care	206,951,756	206,951,756	-	-
Industrials	156,381,785	153,188,675	3,193,110	-
Information Technology	498,839,195	498,839,195	-	-
Materials	34,390,517	34,390,517	-	-
Telecommunication Services	1,200,000	1,200,000	-	-
Utilities	14,943,750	14,943,750	-	-
Corporate Bonds	1,781,120	-	-	1,781,120
Money Market Funds	86,324,866	86,324,866	-	-
Total Investments in Securities:	$ 1,958,038,098	$ 1,946,435,068	$ 3,193,110	$ 8,409,920
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,024,000
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	385,922
Cost of Purchases	2,000,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,409,920
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 385,920

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
United Kingdom	4.1%
Germany	2.2%
Taiwan	1.3%
Switzerland	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,854,874) - See accompanying schedule: Unaffiliated issuers (cost $1,666,348,461)	$ 1,871,713,232
Fidelity Central Funds (cost $86,324,866)	86,324,866
Total Investments (cost $1,752,673,327)		$ 1,958,038,098
Receivable for investments sold		36
Receivable for fund shares sold		236,273
Dividends receivable		2,262,901
Interest receivable		5,500
Distributions receivable from Fidelity Central Funds		41,823
Prepaid expenses		2,291
Other receivables		69,517
Total assets		1,960,656,439

Liabilities
Payable for investments purchased	$ 454,767
Payable for fund shares redeemed	861,247
Accrued management fee	683,607
Distribution and service plan fees payable	35,942
Other affiliated payables	197,985
Other payables and accrued expenses	98,651
Collateral on securities loaned, at value	19,652,710
Total liabilities		21,984,909

Net Assets		$ 1,938,671,530
Net Assets consist of:
Paid in capital		$ 2,191,209,959
Undistributed net investment income		5,739,742
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(463,644,186)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		205,366,015
Net Assets		$ 1,938,671,530

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,572,662,822 ÷ 93,407,031 shares)	$ 16.84

Class A: Net Asset Value and redemption price per share ($123,799,344 ÷ 7,488,477 shares)	$ 16.53

Maximum offering price per share (100/94.25 of $16.53)	$ 17.54
Class T: Net Asset Value and redemption price per share ($14,132,828 ÷ 858,108 shares)	$ 16.47

Maximum offering price per share (100/96.50 of $16.47)	$ 17.07
Class B: Net Asset Value and offering price per share ($967,564 ÷ 59,340 shares)A	$ 16.31

Class C: Net Asset Value and offering price per share ($4,672,498 ÷ 287,178 shares)A	$ 16.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($222,436,474 ÷ 12,964,766 shares)	$ 17.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 16,567,823
Interest		5,588
Income from Fidelity Central Funds		284,683
Total income		16,858,094

Expenses
Management fee	$ 3,788,290
Transfer agent fees	660,113
Distribution and service plan fees	197,077
Accounting and security lending fees	274,136
Custodian fees and expenses	24,613
Independent trustees' compensation	5,580
Appreciation in deferred trustee compensation account	342
Registration fees	35,333
Audit	34,965
Legal	13,702
Miscellaneous	8,879
Total expenses before reductions	5,043,030
Expense reductions	(28,345)	5,014,685
Net investment income (loss)		11,843,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,315,006
Foreign currency transactions	96,790
Total net realized gain (loss)		32,411,796
Change in net unrealized appreciation (depreciation) on: Investment securities	388,821,261
Assets and liabilities in foreign currencies	13,478
Total change in net unrealized appreciation (depreciation)		388,834,739
Net gain (loss)		421,246,535
Net increase (decrease) in net assets resulting from operations		$ 433,089,944

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,843,409	$ 20,383,560
Net realized gain (loss)	32,411,796	107,987,447
Change in net unrealized appreciation (depreciation)	388,834,739	(113,032,427)
Net increase (decrease) in net assets resulting from operations	433,089,944	15,338,580
Distributions to shareholders from net investment income	(22,240,486)	(17,474,487)
Distributions to shareholders from net realized gain	(3,331,372)	(5,265,348)
Total distributions	(25,571,858)	(22,739,835)
Share transactions - net increase (decrease)	(30,668,907)	(50,888,703)
Total increase (decrease) in net assets	376,849,179	(58,289,958)

Net Assets
Beginning of period	1,561,822,351	1,620,112,309
End of period (including undistributed net investment income of $5,739,742 and undistributed net investment income of $16,136,819, respectively)	$ 1,938,671,530	$ 1,561,822,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.11	.18	.15	.13	.20	.15
Net realized and unrealized gain (loss)	3.63	(.20)	1.21	.29	(5.41)	2.62
Total from investment operations	3.74	(.02)	1.36	.42	(5.21)	2.77
Distributions from net investment income	(.20)	(.15)	(.14)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.23)	(.20) J	(.14) I	(.15)	(.17)	(.15)
Net asset value, end of period	$ 16.84	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Total Return B, C, D	28.30%	(.32)%	11.15%	4.04%	(30.13)%	18.83%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of all reductions	.51% A	.50%	.50%	.50%	.48%	.48%
Net investment income (loss)	1.40% A	1.20%	1.20%	1.34%	1.30%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,572,663	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Income from Investment Operations
Net investment income (loss) F	.08	.13	.10	.08	.13	.08
Net realized and unrealized gain (loss)	3.56	(.20)	1.19	.30	(5.29)	2.56
Total from investment operations	3.64	(.07)	1.29	.38	(5.16)	2.64
Distributions from net investment income	(.15)	(.10)	(.09)	(.09)	(.11)	(.10)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.18)	(.14)	(.10)	(.09)	(.11)	(.10)
Net asset value, end of period	$ 16.53	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Total Return B, C, D, E	28.02%	(.62)%	10.70%	3.59%	(30.42)%	18.25%
Ratios to Average Net Assets G, I
Expenses before reductions	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of fee waivers, if any	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of all reductions	.84% A	.85%	.87%	.93%	.91%	.90%
Net investment income (loss)	1.06% A	.85%	.82%	.90%	.87%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,799	$ 98,808	$ 110,672	$ 129,758	$ 124,522	$ 182,686
Portfolio turnover rate H	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Income from Investment Operations
Net investment income (loss) E	.05	.06	.05	.05	.08	.03
Net realized and unrealized gain (loss)	3.54	(.19)	1.18	.32	(5.26)	2.54
Total from investment operations	3.59	(.13)	1.23	.37	(5.18)	2.57
Distributions from net investment income	(.08)	(.05)	(.05)	(.02)	(.04)	(.11)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.11)	(.09)	(.06)	(.02)	(.04)	(.11)
Net asset value, end of period	$ 16.47	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Total Return B, C, D	27.73%	(1.05)%	10.25%	3.25%	(30.69)%	17.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of all reductions	1.28% A	1.28%	1.29%	1.32%	1.26%	1.22%
Net investment income (loss)	.62% A	.42%	.40%	.52%	.53%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,133	$ 11,251	$ 12,051	$ 11,378	$ 12,444	$ 26,732
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- J	- J	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.17	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.16	.31	(5.21)	2.48
Distributions from net investment income	- J	-	(.01)	-	-	(.06)
Distributions from net realized gain	(.03)	(.02)	(.01)	-	-	-
Total distributions	(.03)	(.02)	(.02)	-	-	(.06)
Net asset value, end of period	$ 16.31	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.49%	(1.57)%	9.72%	2.67%	(31.01)%	17.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.80%
Net investment income (loss)	.14% A	(.07)%	(.10)%	.02%	-% H	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 968	$ 776	$ 1,060	$ 1,072	$ 853	$ 1,356
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- I	- I	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.16	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.15	.31	(5.21)	2.48
Distributions from net investment income	(.03)	-	(.01)	-	-	(.05)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-	-
Total distributions	(.06)	(.03)	(.01) J	-	-	(.05)
Net asset value, end of period	$ 16.27	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.51%	(1.58)%	9.69%	2.67%	(31.01)%	17.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.78%
Net investment income (loss)	.14% A	(.07)%	(.09)%	.03%	.01%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,672	$ 3,030	$ 2,853	$ 2,501	$ 2,676	$ 4,897
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Income from Investment Operations
Net investment income (loss) D	.09	.15	.11	.10	.17	.12
Net realized and unrealized gain (loss)	3.70	(.20)	1.24	.34	(5.45)	2.67
Total from investment operations	3.79	(.05)	1.35	.44	(5.28)	2.79
Distributions from net investment income	(.18)	(.15)	(.10)	(.02)	(.13)	-
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.21)	(.19)	(.10) H	(.02)	(.13)	-
Net asset value, end of period	$ 17.16	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Total Return B, C	28.10%	(.50)%	10.81%	3.75%	(30.25)%	18.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of fee waivers, if any	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of all reductions	.75% A	.73%	.77%	.77%	.69%	.64%
Net investment income (loss)	1.15% A	.97%	.92%	1.06%	1.10%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,436	$ 179,641	$ 34,740	$ 1,344	$ 5,242	$ 42,212
Portfolio turnover rate F	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 314,305,133
Gross unrealized depreciation	(118,968,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 195,336,243

Tax cost	$ 1,762,701,855

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (450,735,013)
2018	(24,002,417)
Total capital loss carryforward	$ (474,737,430)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,601,390 and $358,127,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 141,485	$ 22,380
Class T	.25%	.25%	31,924	21
Class B	.75%	.25%	4,501	3,376
Class C	.75%	.25%	19,167	4,055
			$ 197,077	$ 29,832

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,019
Class T	3,314
Class B*	954
Class C*	369
$ 16,656

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 273,287.04
Class A	70,408.12
Class T	19,919.31
Class B	1,344.30
Class C	5,715.30
Institutional Class	289,440.28
	$ 660,113

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,933 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,700 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $253,352, including $376 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,314 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 18,723,610	$ 15,800,906
Class A	1,121,461	793,484
Class T	65,856	41,691
Class B	60	-
Class C	6,521	-
Institutional Class	2,322,978	838,406
Total	$ 22,240,486	$ 17,474,487
From net realized gain
Class O	$ 2,701,394	$ 4,604,191
Class A	218,271	359,871
Class T	24,485	39,878
Class B	1,755	1,300
Class C	7,004	5,695
Institutional Class	378,463	254,413
Total	$ 3,331,372	$ 5,265,348

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	4,148,806	5,397,022	$ 65,237,657	$ 80,718,498
Reinvestment of distributions	1,264,505	1,202,134	18,689,381	17,731,460
Shares redeemed	(7,149,796)	(19,120,847)	(109,754,165)	(289,198,834)
Net increase (decrease)	(1,736,485)	(12,521,691)	$ (25,827,127)	$ (190,748,876)
Class A
Shares sold	678,855	1,717,597	$ 10,140,053	$ 25,412,083
Reinvestment of distributions	87,570	74,702	1,272,398	1,083,158
Shares redeemed	(838,581)	(2,563,138)	(12,609,079)	(37,854,858)
Net increase (decrease)	(72,156)	(770,839)	$ (1,196,628)	$ (11,359,617)
Class T
Shares sold	88,559	158,749	$ 1,326,907	$ 2,355,345
Reinvestment of distributions	5,997	5,400	86,960	78,078
Shares redeemed	(102,911)	(209,985)	(1,519,794)	(3,151,921)
Net increase (decrease)	(8,355)	(45,836)	$ (105,927)	$ (718,498)
Class B
Shares sold	5,809	6,828	$ 86,823	$ 96,696
Reinvestment of distributions	118	83	1,690	1,194
Shares redeemed	(7,154)	(27,678)	(109,716)	(405,514)
Net increase (decrease)	(1,227)	(20,767)	$ (21,203)	$ (307,624)
Class C
Shares sold	77,803	65,288	$ 1,148,379	$ 956,325
Reinvestment of distributions	890	370	12,767	5,303
Shares redeemed	(27,940)	(47,958)	(410,883)	(699,223)
Net increase (decrease)	50,753	17,700	$ 750,263	$ 262,405
Institutional Class
Shares sold	33,089	11,431,490	$ 512,440	$ 163,363,083
Reinvestment of distributions	178,776	72,217	2,695,938	1,086,867
Shares redeemed	(478,891)	(785,458)	(7,476,663)	(12,466,443)
Net increase (decrease)	(267,026)	10,718,249	$ (4,268,285)	$ 151,983,507

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESI-USAN-0512
1.814746.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Diversified Stock Fund -

Institutional Class

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.51%
Actual		$ 1,000.00	$ 1,283.00	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.45	$ 2.58
Class A	.85%
Actual		$ 1,000.00	$ 1,280.20	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,277.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.46
Class B	1.77%
Actual		$ 1,000.00	$ 1,274.90	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Class C	1.77%
Actual		$ 1,000.00	$ 1,275.10	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,281.00	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.1
JPMorgan Chase & Co.	4.2	3.8
Wells Fargo & Co.	3.1	3.2
Chevron Corp.	2.9	3.1
Google, Inc. Class A	2.8	3.3
Comcast Corp. Class A	1.9	1.2
IBM Corp.	1.9	2.0
Pfizer, Inc.	1.8	1.8
PepsiCo, Inc.	1.7	2.4
Visa, Inc. Class A	1.7	1.8
	27.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	26.4
Financials	18.1	17.5
Consumer Discretionary	10.7	9.3
Health Care	10.7	9.7
Energy	10.6	13.8
Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	Stocks 96.5%		Stocks 97.2%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	13.4%	** Foreign investments	15.7%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Delphi Automotive PLC	50,000	$ 1,580,000
TRW Automotive Holdings Corp. (a)	50,000	2,322,500
		3,902,500
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	5,447,703
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	100,000	3,719,000
Ruth's Hospitality Group, Inc. (a)	500,000	3,795,000
Texas Roadhouse, Inc. Class A	225,000	3,744,000
		11,258,000
Household Durables - 0.5%
D.R. Horton, Inc.	200,000	3,034,000
iRobot Corp. (a)	75,000	2,044,500
KB Home (d)	250,000	2,225,000
Toll Brothers, Inc. (a)	125,000	2,998,750
		10,302,250
Media - 4.2%
Comcast Corp. Class A	1,250,000	37,512,500
DreamWorks Animation SKG, Inc. Class A (a)	225,000	4,151,250
News Corp. Class A	250,000	4,922,500
The Walt Disney Co.	500,000	21,890,000
Time Warner, Inc.	375,000	14,156,250
		82,632,500
Multiline Retail - 0.7%
Dollar General Corp. (a)	55,000	2,541,000
Target Corp.	195,000	11,362,650
		13,903,650
Specialty Retail - 1.9%
Citi Trends, Inc. (a)	325,000	3,724,500
Destination Maternity Corp.	200,000	3,714,000
Francescas Holdings Corp. (a)	120,000	3,793,200
Lowe's Companies, Inc.	550,000	17,259,000
Lumber Liquidators Holdings, Inc. (a)	51,329	1,288,871
Staples, Inc.	300,000	4,854,000
Talbots, Inc. (a)	700,000	2,121,000
		36,754,571
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,738,821
TOTAL CONSUMER DISCRETIONARY		165,939,995
CONSUMER STAPLES - 10.1%
Beverages - 2.8%
Beam, Inc.	75,000	4,392,750
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	4,718,000

	Shares	Value
Molson Coors Brewing Co. Class B	100,000	$ 4,525,000
PepsiCo, Inc.	500,000	33,175,000
The Coca-Cola Co.	100,000	7,401,000
		54,211,750
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	215,000	9,632,000
Drogasil SA	375,000	3,645,363
Walgreen Co.	275,000	9,209,750
		22,487,113
Food Products - 1.0%
Danone	225,000	15,693,726
Green Mountain Coffee Roasters, Inc. (a)	86,363	4,045,243
		19,738,969
Household Products - 2.8%
Colgate-Palmolive Co.	240,000	23,467,200
Procter & Gamble Co.	450,000	30,244,500
		53,711,700
Tobacco - 2.3%
Altria Group, Inc.	250,000	7,717,500
British American Tobacco PLC sponsored ADR	135,000	13,664,700
Philip Morris International, Inc.	275,000	24,367,750
		45,749,950
TOTAL CONSUMER STAPLES		195,899,482
ENERGY - 10.5%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	50,000	2,641,500
Halliburton Co.	250,000	8,297,500
Helmerich & Payne, Inc.	50,000	2,697,500
McDermott International, Inc. (a)	154,500	1,979,145
National Oilwell Varco, Inc.	75,000	5,960,250
Noble Corp.	250,000	9,367,500
Trinidad Drilling Ltd.	300,000	1,948,774
		32,892,169
Oil, Gas & Consumable Fuels - 8.8%
Amyris, Inc. (a)(d)	325,000	1,683,500
Apache Corp.	100,000	10,044,000
BP PLC sponsored ADR	400,000	18,000,000
Canadian Natural Resources Ltd.	175,000	5,799,709
Chevron Corp.	525,000	56,301,000
Clean Energy Fuels Corp. (a)(d)	175,000	3,724,000
EXCO Resources, Inc. (d)	400,000	2,652,000
Exxon Mobil Corp.	175,000	15,177,750
Hess Corp.	75,000	4,421,250
HollyFrontier Corp.	125,000	4,018,750
Newfield Exploration Co. (a)	50,000	1,734,000
Peabody Energy Corp.	150,000	4,344,000
Plains Exploration & Production Co. (a)	100,000	4,265,000
QEP Resources, Inc.	100,000	3,050,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A sponsored ADR	275,000	$ 19,285,750
Suncor Energy, Inc.	350,000	11,434,515
Whiting Petroleum Corp. (a)	82,500	4,479,750
		170,414,974
TOTAL ENERGY		203,307,143
FINANCIALS - 18.1%
Capital Markets - 4.1%
Ashmore Group PLC	1,250,000	7,347,703
Bank of New York Mellon Corp.	400,000	9,652,000
Goldman Sachs Group, Inc.	200,000	24,874,000
KKR & Co. LP	450,000	6,673,500
Manning & Napier, Inc.	200,000	2,940,000
Morgan Stanley	1,050,000	20,622,000
The Blackstone Group LP	400,000	6,376,000
		78,485,203
Commercial Banks - 5.4%
Alliance Financial Corp.	200,000	6,062,000
BB&T Corp.	550,000	17,264,500
First Niagara Financial Group, Inc.	400,000	3,936,000
First Republic Bank (a)	125,000	4,117,500
M&T Bank Corp.	70,000	6,081,600
SunTrust Banks, Inc.	325,000	7,855,250
Wells Fargo & Co.	1,750,000	59,745,000
		105,061,850
Diversified Financial Services - 5.5%
JPMorgan Chase & Co.	1,750,000	80,465,000
KKR Financial Holdings LLC	2,200,000	20,262,000
New Academy Holding Co. LLC unit (e)(f)	60,000	6,628,800
		107,355,800
Insurance - 2.4%
ACE Ltd.	137,500	10,065,000
Allstate Corp.	225,000	7,407,000
Brasil Insurance Participacoes e Administracao SA	400,000	4,271,749
Hanover Insurance Group, Inc.	125,000	5,140,000
Lincoln National Corp.	300,000	7,908,000
MetLife, Inc.	200,000	7,470,000
RenaissanceRe Holdings Ltd.	50,000	3,786,500
		46,048,249
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)(d)	1,000,044	4,960,218
Radian Group, Inc. (d)	1,934,300	8,414,205
		13,374,423
TOTAL FINANCIALS		350,325,525

	Shares	Value
HEALTH CARE - 10.7%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	20,000	$ 1,857,200
Alnylam Pharmaceuticals, Inc. (a)	350,000	3,874,500
Amgen, Inc.	205,000	13,937,950
Gentium SpA sponsored ADR (a)	61,500	536,280
Gilead Sciences, Inc. (a)	100,000	4,885,000
PDL BioPharma, Inc. (d)	675,000	4,286,250
Synageva BioPharma Corp. (a)	75,000	2,690,250
Vertex Pharmaceuticals, Inc. (a)	27,900	1,144,179
		33,211,609
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	75,000	2,066,250
EnteroMedics, Inc. (a)	422,730	955,370
HeartWare International, Inc. (a)(d)	75,000	4,926,750
St. Jude Medical, Inc.	75,000	3,323,250
Zimmer Holdings, Inc.	30,000	1,928,400
		13,200,020
Health Care Providers & Services - 3.6%
Brookdale Senior Living, Inc. (a)	300,000	5,616,000
Emeritus Corp. (a)	153,472	2,710,316
Express Scripts, Inc. (a)	75,000	4,063,500
IPC The Hospitalist Co., Inc. (a)	105,000	3,875,550
Laboratory Corp. of America Holdings (a)	30,000	2,746,200
LHC Group, Inc. (a)	200,000	3,706,000
McKesson Corp.	225,000	19,748,250
MEDNAX, Inc. (a)	40,000	2,974,800
Quest Diagnostics, Inc.	50,000	3,057,500
WellPoint, Inc.	275,000	20,295,000
		68,793,116
Health Care Technology - 0.2%
Epocrates, Inc. (a)	100,000	858,000
MedAssets, Inc. (a)	250,000	3,290,000
		4,148,000
Pharmaceuticals - 4.5%
Abbott Laboratories	100,000	6,129,000
Auxilium Pharmaceuticals, Inc. (a)	75,000	1,392,750
Elan Corp. PLC sponsored ADR (a)	125,000	1,876,250
GlaxoSmithKline PLC sponsored ADR	287,500	12,911,625
Merck & Co., Inc.	600,000	23,040,000
Pfizer, Inc.	1,575,000	35,689,500
Roche Holding AG (participation certificate)	25,000	4,350,836
XenoPort, Inc. (a)	490,900	2,209,050
		87,599,011
TOTAL HEALTH CARE		206,951,756
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	225,000	13,736,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	50,000	$ 4,493,000
Rockwell Collins, Inc.	17,500	1,007,300
United Technologies Corp.	100,000	8,294,000
		27,530,550
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	100,000	6,549,000
Building Products - 0.7%
Lennox International, Inc.	75,000	3,022,500
Owens Corning (a)	225,000	8,106,750
Quanex Building Products Corp.	150,000	2,644,500
		13,773,750
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,492,000
EnerNOC, Inc. (a)(d)	250,000	1,800,000
Interface, Inc. Class A	250,000	3,487,500
Standard Parking Corp. (a)	175,000	3,587,500
		15,367,000
Construction & Engineering - 0.6%
Fluor Corp.	75,000	4,503,000
Quanta Services, Inc. (a)	300,000	6,270,000
		10,773,000
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	225,000	2,686,500
Polypore International, Inc. (a)(d)	30,000	1,054,800
		3,741,300
Industrial Conglomerates - 1.8%
General Electric Co.	1,500,000	30,105,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	225,200	4,582,820
		34,687,820
Machinery - 0.7%
Ingersoll-Rand PLC	300,000	12,405,000
PACCAR, Inc.	22,500	1,053,675
		13,458,675
Professional Services - 1.0%
Acacia Research Corp. (f)	85,000	3,193,110
Acacia Research Corp. - Acacia Technologies (a)	190,000	7,930,600
Michael Page International PLC	1,050,000	8,061,480
		19,185,190
Road & Rail - 0.6%
Con-way, Inc.	100,000	3,261,000

	Shares	Value
CSX Corp.	200,000	$ 4,304,000
Swift Transporation Co. (a)	325,000	3,750,500
		11,315,500
TOTAL INDUSTRIALS		156,381,785
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	100,000	2,752,000
Brocade Communications Systems, Inc. (a)	1,050,000	6,037,500
Cisco Systems, Inc.	1,300,000	27,495,000
Juniper Networks, Inc. (a)	500,000	11,440,000
		47,724,500
Computers & Peripherals - 6.2%
Apple, Inc. (a)	180,000	107,904,600
Fusion-io, Inc.	59,000	1,676,190
Hewlett-Packard Co.	479,000	11,414,570
		120,995,360
Electronic Equipment & Components - 1.7%
Avnet, Inc. (a)	175,000	6,368,250
Corning, Inc.	1,200,000	16,896,000
Everlight Electronics Co. Ltd.	1,250,000	2,626,495
Fabrinet (a)	175,000	3,099,250
Itron, Inc. (a)	100,000	4,541,000
		33,530,995
Internet Software & Services - 3.6%
Constant Contact, Inc. (a)(d)	100,000	2,979,000
Google, Inc. Class A (a)	85,000	54,505,400
SciQuest, Inc. (a)	450,010	6,858,152
VeriSign, Inc.	125,000	4,792,500
		69,135,052
IT Services - 7.5%
Cognizant Technology Solutions Corp. Class A (a)	205,000	15,774,750
Fidelity National Information Services, Inc.	125,000	4,140,000
IBM Corp.	175,000	36,513,750
MasterCard, Inc. Class A	75,000	31,540,500
Paychex, Inc.	825,000	25,566,750
Visa, Inc. Class A	275,000	32,450,000
		145,985,750
Semiconductors & Semiconductor Equipment - 2.3%
KLA-Tencor Corp.	100,000	5,442,000
Lam Research Corp. (a)	75,000	3,346,500
NXP Semiconductors NV (a)	218,300	5,808,963
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	15,280,000
Tessera Technologies, Inc.	304,700	5,256,075
		44,193,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.9%
Citrix Systems, Inc. (a)	25,000	$ 1,972,750
Concur Technologies, Inc. (a)	50,000	2,869,000
Kenexa Corp. (a)	50,000	1,562,000
Nuance Communications, Inc. (a)	225,000	5,755,500
Oracle Corp.	500,000	14,580,000
salesforce.com, Inc. (a)	50,000	7,725,500
VMware, Inc. Class A (a)	25,000	2,809,250
		37,274,000
TOTAL INFORMATION TECHNOLOGY		498,839,195
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,000	2,295,000
Cabot Corp.	110,000	4,694,800
Ecolab, Inc.	110,000	6,789,200
Olin Corp.	125,000	2,718,750
W.R. Grace & Co. (a)	50,000	2,890,000
		19,387,750
Metals & Mining - 0.8%
Gem Diamonds Ltd. (a)	975,000	4,265,267
Nucor Corp.	250,000	10,737,500
		15,002,767
TOTAL MATERIALS		34,390,517
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cbeyond, Inc. (a)	150,000	1,200,000
UTILITIES - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	50,000	3,360,000
NextEra Energy, Inc.	125,000	7,635,000
		10,995,000
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	3,948,750
TOTAL UTILITIES		14,943,750
TOTAL COMMON STOCKS (Cost $1,627,105,965)		1,828,179,148
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 2.2%
Porsche Automobil Holding SE (Germany)	349,950	$ 20,651,954
Volkswagen AG	120,000	21,101,010
		41,752,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,242,496)		41,752,964
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f) (Cost $2,000,000)	$ 2,000,000	1,781,120
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	66,672,156	66,672,156
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	19,652,710	19,652,710
TOTAL MONEY MARKET FUNDS (Cost $86,324,866)		86,324,866
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,752,673,327)		1,958,038,098
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,366,568)
NET ASSETS - 100%		$ 1,938,671,530
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,603,030 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,331
Fidelity Securities Lending Cash Central Fund	253,352
Total	$ 284,683
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,692,959	$ 207,692,959	$ -	$ -
Consumer Staples	195,899,482	195,899,482	-	-
Energy	203,307,143	203,307,143	-	-
Financials	350,325,525	343,696,725	-	6,628,800
Health Care	206,951,756	206,951,756	-	-
Industrials	156,381,785	153,188,675	3,193,110	-
Information Technology	498,839,195	498,839,195	-	-
Materials	34,390,517	34,390,517	-	-
Telecommunication Services	1,200,000	1,200,000	-	-
Utilities	14,943,750	14,943,750	-	-
Corporate Bonds	1,781,120	-	-	1,781,120
Money Market Funds	86,324,866	86,324,866	-	-
Total Investments in Securities:	$ 1,958,038,098	$ 1,946,435,068	$ 3,193,110	$ 8,409,920
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,024,000
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	385,922
Cost of Purchases	2,000,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,409,920
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 385,920

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
United Kingdom	4.1%
Germany	2.2%
Taiwan	1.3%
Switzerland	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,854,874) - See accompanying schedule: Unaffiliated issuers (cost $1,666,348,461)	$ 1,871,713,232
Fidelity Central Funds (cost $86,324,866)	86,324,866
Total Investments (cost $1,752,673,327)		$ 1,958,038,098
Receivable for investments sold		36
Receivable for fund shares sold		236,273
Dividends receivable		2,262,901
Interest receivable		5,500
Distributions receivable from Fidelity Central Funds		41,823
Prepaid expenses		2,291
Other receivables		69,517
Total assets		1,960,656,439

Liabilities
Payable for investments purchased	$ 454,767
Payable for fund shares redeemed	861,247
Accrued management fee	683,607
Distribution and service plan fees payable	35,942
Other affiliated payables	197,985
Other payables and accrued expenses	98,651
Collateral on securities loaned, at value	19,652,710
Total liabilities		21,984,909

Net Assets		$ 1,938,671,530
Net Assets consist of:
Paid in capital		$ 2,191,209,959
Undistributed net investment income		5,739,742
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(463,644,186)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		205,366,015
Net Assets		$ 1,938,671,530

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,572,662,822 ÷ 93,407,031 shares)	$ 16.84

Class A: Net Asset Value and redemption price per share ($123,799,344 ÷ 7,488,477 shares)	$ 16.53

Maximum offering price per share (100/94.25 of $16.53)	$ 17.54
Class T: Net Asset Value and redemption price per share ($14,132,828 ÷ 858,108 shares)	$ 16.47

Maximum offering price per share (100/96.50 of $16.47)	$ 17.07
Class B: Net Asset Value and offering price per share ($967,564 ÷ 59,340 shares)A	$ 16.31

Class C: Net Asset Value and offering price per share ($4,672,498 ÷ 287,178 shares)A	$ 16.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($222,436,474 ÷ 12,964,766 shares)	$ 17.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 16,567,823
Interest		5,588
Income from Fidelity Central Funds		284,683
Total income		16,858,094

Expenses
Management fee	$ 3,788,290
Transfer agent fees	660,113
Distribution and service plan fees	197,077
Accounting and security lending fees	274,136
Custodian fees and expenses	24,613
Independent trustees' compensation	5,580
Appreciation in deferred trustee compensation account	342
Registration fees	35,333
Audit	34,965
Legal	13,702
Miscellaneous	8,879
Total expenses before reductions	5,043,030
Expense reductions	(28,345)	5,014,685
Net investment income (loss)		11,843,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,315,006
Foreign currency transactions	96,790
Total net realized gain (loss)		32,411,796
Change in net unrealized appreciation (depreciation) on: Investment securities	388,821,261
Assets and liabilities in foreign currencies	13,478
Total change in net unrealized appreciation (depreciation)		388,834,739
Net gain (loss)		421,246,535
Net increase (decrease) in net assets resulting from operations		$ 433,089,944

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,843,409	$ 20,383,560
Net realized gain (loss)	32,411,796	107,987,447
Change in net unrealized appreciation (depreciation)	388,834,739	(113,032,427)
Net increase (decrease) in net assets resulting from operations	433,089,944	15,338,580
Distributions to shareholders from net investment income	(22,240,486)	(17,474,487)
Distributions to shareholders from net realized gain	(3,331,372)	(5,265,348)
Total distributions	(25,571,858)	(22,739,835)
Share transactions - net increase (decrease)	(30,668,907)	(50,888,703)
Total increase (decrease) in net assets	376,849,179	(58,289,958)

Net Assets
Beginning of period	1,561,822,351	1,620,112,309
End of period (including undistributed net investment income of $5,739,742 and undistributed net investment income of $16,136,819, respectively)	$ 1,938,671,530	$ 1,561,822,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.11	.18	.15	.13	.20	.15
Net realized and unrealized gain (loss)	3.63	(.20)	1.21	.29	(5.41)	2.62
Total from investment operations	3.74	(.02)	1.36	.42	(5.21)	2.77
Distributions from net investment income	(.20)	(.15)	(.14)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.23)	(.20) J	(.14) I	(.15)	(.17)	(.15)
Net asset value, end of period	$ 16.84	$ 13.33	$ 13.55	$ 12.33	$ 12.06	$ 17.44
Total Return B, C, D	28.30%	(.32)%	11.15%	4.04%	(30.13)%	18.83%
Ratios to Average Net Assets F, H
Expenses before reductions	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.49%	.49%
Expenses net of all reductions	.51% A	.50%	.50%	.50%	.48%	.48%
Net investment income (loss)	1.40% A	1.20%	1.20%	1.34%	1.30%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,572,663	$ 1,268,316	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Income from Investment Operations
Net investment income (loss) F	.08	.13	.10	.08	.13	.08
Net realized and unrealized gain (loss)	3.56	(.20)	1.19	.30	(5.29)	2.56
Total from investment operations	3.64	(.07)	1.29	.38	(5.16)	2.64
Distributions from net investment income	(.15)	(.10)	(.09)	(.09)	(.11)	(.10)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.18)	(.14)	(.10)	(.09)	(.11)	(.10)
Net asset value, end of period	$ 16.53	$ 13.07	$ 13.28	$ 12.09	$ 11.80	$ 17.07
Total Return B, C, D, E	28.02%	(.62)%	10.70%	3.59%	(30.42)%	18.25%
Ratios to Average Net Assets G, I
Expenses before reductions	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of fee waivers, if any	.85% A	.86%	.88%	.95%	.92%	.91%
Expenses net of all reductions	.84% A	.85%	.87%	.93%	.91%	.90%
Net investment income (loss)	1.06% A	.85%	.82%	.90%	.87%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,799	$ 98,808	$ 110,672	$ 129,758	$ 124,522	$ 182,686
Portfolio turnover rate H	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Income from Investment Operations
Net investment income (loss) E	.05	.06	.05	.05	.08	.03
Net realized and unrealized gain (loss)	3.54	(.19)	1.18	.32	(5.26)	2.54
Total from investment operations	3.59	(.13)	1.23	.37	(5.18)	2.57
Distributions from net investment income	(.08)	(.05)	(.05)	(.02)	(.04)	(.11)
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.11)	(.09)	(.06)	(.02)	(.04)	(.11)
Net asset value, end of period	$ 16.47	$ 12.99	$ 13.21	$ 12.04	$ 11.69	$ 16.91
Total Return B, C, D	27.73%	(1.05)%	10.25%	3.25%	(30.69)%	17.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of fee waivers, if any	1.28% A	1.29%	1.30%	1.33%	1.27%	1.23%
Expenses net of all reductions	1.28% A	1.28%	1.29%	1.32%	1.26%	1.22%
Net investment income (loss)	.62% A	.42%	.40%	.52%	.53%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,133	$ 11,251	$ 12,051	$ 11,378	$ 12,444	$ 26,732
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- J	- J	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.17	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.16	.31	(5.21)	2.48
Distributions from net investment income	- J	-	(.01)	-	-	(.06)
Distributions from net realized gain	(.03)	(.02)	(.01)	-	-	-
Total distributions	(.03)	(.02)	(.02)	-	-	(.06)
Net asset value, end of period	$ 16.31	$ 12.82	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.49%	(1.57)%	9.72%	2.67%	(31.01)%	17.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.80%	1.83%	1.79%	1.81%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.80%
Net investment income (loss)	.14% A	(.07)%	(.10)%	.02%	-% H	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 968	$ 776	$ 1,060	$ 1,072	$ 853	$ 1,356
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- I	- I	(.06)
Net realized and unrealized gain (loss)	3.51	(.19)	1.16	.31	(5.21)	2.54
Total from investment operations	3.52	(.20)	1.15	.31	(5.21)	2.48
Distributions from net investment income	(.03)	-	(.01)	-	-	(.05)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-	-
Total distributions	(.06)	(.03)	(.01) J	-	-	(.05)
Net asset value, end of period	$ 16.27	$ 12.81	$ 13.04	$ 11.90	$ 11.59	$ 16.80
Total Return B, C, D	27.51%	(1.58)%	9.69%	2.67%	(31.01)%	17.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.79%	1.82%	1.79%	1.79%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.81%	1.78%	1.78%
Net investment income (loss)	.14% A	(.07)%	(.09)%	.03%	.01%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,672	$ 3,030	$ 2,853	$ 2,501	$ 2,676	$ 4,897
Portfolio turnover rate G	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Income from Investment Operations
Net investment income (loss) D	.09	.15	.11	.10	.17	.12
Net realized and unrealized gain (loss)	3.70	(.20)	1.24	.34	(5.45)	2.67
Total from investment operations	3.79	(.05)	1.35	.44	(5.28)	2.79
Distributions from net investment income	(.18)	(.15)	(.10)	(.02)	(.13)	-
Distributions from net realized gain	(.03)	(.04)	(.01)	-	-	-
Total distributions	(.21)	(.19)	(.10) H	(.02)	(.13)	-
Net asset value, end of period	$ 17.16	$ 13.58	$ 13.82	$ 12.57	$ 12.15	$ 17.56
Total Return B, C	28.10%	(.50)%	10.81%	3.75%	(30.25)%	18.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of fee waivers, if any	.76% A	.74%	.78%	.79%	.69%	.65%
Expenses net of all reductions	.75% A	.73%	.77%	.77%	.69%	.64%
Net investment income (loss)	1.15% A	.97%	.92%	1.06%	1.10%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,436	$ 179,641	$ 34,740	$ 1,344	$ 5,242	$ 42,212
Portfolio turnover rate F	34% A	76%	102%	162%	121%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 314,305,133
Gross unrealized depreciation	(118,968,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 195,336,243

Tax cost	$ 1,762,701,855

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (450,735,013)
2018	(24,002,417)
Total capital loss carryforward	$ (474,737,430)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,601,390 and $358,127,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 141,485	$ 22,380
Class T	.25%	.25%	31,924	21
Class B	.75%	.25%	4,501	3,376
Class C	.75%	.25%	19,167	4,055
			$ 197,077	$ 29,832

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,019
Class T	3,314
Class B*	954
Class C*	369
$ 16,656

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 273,287.04
Class A	70,408.12
Class T	19,919.31
Class B	1,344.30
Class C	5,715.30
Institutional Class	289,440.28
	$ 660,113

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,933 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,700 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $253,352, including $376 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,314 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 18,723,610	$ 15,800,906
Class A	1,121,461	793,484
Class T	65,856	41,691
Class B	60	-
Class C	6,521	-
Institutional Class	2,322,978	838,406
Total	$ 22,240,486	$ 17,474,487
From net realized gain
Class O	$ 2,701,394	$ 4,604,191
Class A	218,271	359,871
Class T	24,485	39,878
Class B	1,755	1,300
Class C	7,004	5,695
Institutional Class	378,463	254,413
Total	$ 3,331,372	$ 5,265,348

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	4,148,806	5,397,022	$ 65,237,657	$ 80,718,498
Reinvestment of distributions	1,264,505	1,202,134	18,689,381	17,731,460
Shares redeemed	(7,149,796)	(19,120,847)	(109,754,165)	(289,198,834)
Net increase (decrease)	(1,736,485)	(12,521,691)	$ (25,827,127)	$ (190,748,876)
Class A
Shares sold	678,855	1,717,597	$ 10,140,053	$ 25,412,083
Reinvestment of distributions	87,570	74,702	1,272,398	1,083,158
Shares redeemed	(838,581)	(2,563,138)	(12,609,079)	(37,854,858)
Net increase (decrease)	(72,156)	(770,839)	$ (1,196,628)	$ (11,359,617)
Class T
Shares sold	88,559	158,749	$ 1,326,907	$ 2,355,345
Reinvestment of distributions	5,997	5,400	86,960	78,078
Shares redeemed	(102,911)	(209,985)	(1,519,794)	(3,151,921)
Net increase (decrease)	(8,355)	(45,836)	$ (105,927)	$ (718,498)
Class B
Shares sold	5,809	6,828	$ 86,823	$ 96,696
Reinvestment of distributions	118	83	1,690	1,194
Shares redeemed	(7,154)	(27,678)	(109,716)	(405,514)
Net increase (decrease)	(1,227)	(20,767)	$ (21,203)	$ (307,624)
Class C
Shares sold	77,803	65,288	$ 1,148,379	$ 956,325
Reinvestment of distributions	890	370	12,767	5,303
Shares redeemed	(27,940)	(47,958)	(410,883)	(699,223)
Net increase (decrease)	50,753	17,700	$ 750,263	$ 262,405
Institutional Class
Shares sold	33,089	11,431,490	$ 512,440	$ 163,363,083
Reinvestment of distributions	178,776	72,217	2,695,938	1,086,867
Shares redeemed	(478,891)	(785,458)	(7,476,663)	(12,466,443)
Net increase (decrease)	(267,026)	10,718,249	$ (4,268,285)	$ 151,983,507

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESI-I-USAN-0512
1.814752.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class A

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.61%
Actual		$ 1,000.00	$ 1,219.40	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.95	$ 3.08
Class A	.95%
Actual		$ 1,000.00	$ 1,217.60	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.25	$ 4.80
Class T	1.46%
Actual		$ 1,000.00	$ 1,215.50	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.36
Class B	1.90%
Actual		$ 1,000.00	$ 1,212.50	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.86%
Actual		$ 1,000.00	$ 1,211.90	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,015.70	$ 9.37
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,217.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.1	6.3
Chevron Corp.	2.3	2.3
Wells Fargo & Co.	1.9	1.4
JPMorgan Chase & Co.	1.9	1.3
Exxon Mobil Corp.	1.4	1.0
Ross Stores, Inc.	1.4	1.1
TJX Companies, Inc.	1.4	1.2
Citigroup, Inc.	1.3	0.0
Wal-Mart Stores, Inc.	1.1	0.0
Amazon.com, Inc.	1.1	1.2
	19.9
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	22.2
Consumer Discretionary	19.1	14.6
Energy	11.7	10.1
Financials	11.6	7.3
Consumer Staples	10.8	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 99.6%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	22.0%	** Foreign investments	22.8%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.3%
Tenneco, Inc. (a)	40,000	$ 1,486,000
TRW Automotive Holdings Corp. (a)	170,200	7,905,790
		9,391,790
Automobiles - 0.6%
Bajaj Auto Ltd.	250,000	8,254,499
Ford Motor Co.	250,000	3,122,500
PT Astra International Tbk	100,000	808,725
Tesla Motors, Inc. (a)(d)	119,400	4,446,456
		16,632,180
Distributors - 0.7%
Li & Fung Ltd.	8,780,000	20,147,780
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	6,385,717
Collectors Universe, Inc.	100,000	1,724,000
		8,109,717
Hotels, Restaurants & Leisure - 0.9%
Bravo Brio Restaurant Group, Inc. (a)	113,800	2,271,448
Dunkin' Brands Group, Inc.	110,800	3,336,188
Jubilant Foodworks Ltd. (a)	100,000	2,313,207
McDonald's Corp.	30,000	2,943,000
Starbucks Corp.	100,000	5,589,000
The Cheesecake Factory, Inc. (a)	20,000	587,800
Tim Hortons, Inc. (Canada)	154,000	8,237,622
		25,278,265
Household Durables - 0.0%
Toll Brothers, Inc. (a)	53,700	1,288,263
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	146,100	29,586,711
Priceline.com, Inc. (a)	9,600	6,888,000
Start Today Co. Ltd. (d)	388,100	7,164,907
		43,639,618
Leisure Equipment & Products - 0.5%
Bauer Performance Sports Ltd. (e)	817,600	6,147,060
Hasbro, Inc.	238,600	8,761,392
		14,908,452
Media - 1.4%
Comcast Corp. Class A	100,000	3,001,000
Pandora Media, Inc. (d)	353,000	3,604,130
The Walt Disney Co.	665,200	29,122,456
Time Warner, Inc.	100,000	3,775,000
		39,502,586
Multiline Retail - 2.2%
Dollar General Corp. (a)	186,300	8,607,060
Dollar Tree, Inc. (a)	60,000	5,669,400
Dollarama, Inc.	471,000	21,964,734
Marisa Lojas SA	600,000	8,165,612

	Shares	Value
Springland International Holdings Ltd.	1,750,000	$ 1,266,483
Target Corp.	256,000	14,917,120
		60,590,409
Specialty Retail - 5.6%
Ascena Retail Group, Inc. (a)	100,000	4,432,000
AutoZone, Inc. (a)	44,700	16,619,460
Charming Shoppes, Inc. (a)	350,000	2,065,000
China ZhengTong Auto Services Holdings Ltd. (a)	504,000	504,935
Destination Maternity Corp.	383,100	7,114,167
Dick's Sporting Goods, Inc.	150,000	7,212,000
Express, Inc. (a)	23,600	589,528
Guess?, Inc.	221,000	6,906,250
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,421,562
Kirkland's, Inc. (a)	95,241	1,540,999
Limited Brands, Inc.	263,600	12,652,800
New York & Co., Inc. (a)	1,449,187	5,405,468
PT ACE Hardware Indonesia Tbk	8,999,000	4,379,421
Ross Stores, Inc.	686,070	39,860,667
Sally Beauty Holdings, Inc. (a)	194,400	4,821,120
SuperGroup PLC (a)(d)	218,200	2,149,907
Teavana Holdings, Inc. (a)	20,000	394,400
TJX Companies, Inc.	995,900	39,547,189
		157,616,873
Textiles, Apparel & Luxury Goods - 5.0%
Arezzo Industria e Comercio SA	14,000	243,435
Bosideng International Holdings Ltd.	13,500,000	4,224,400
Coach, Inc.	100,000	7,728,000
Daphne International Holdings Ltd.	3,000,000	4,110,436
Gildan Activewear, Inc.	100,000	2,751,742
Liz Claiborne, Inc. (a)(d)	1,025,000	13,694,000
lululemon athletica, Inc. (a)	105,842	7,904,281
Michael Kors Holdings Ltd.	231,000	10,762,290
NIKE, Inc. Class B	100,000	10,844,000
PVH Corp.	186,400	16,651,112
Ralph Lauren Corp.	82,500	14,382,225
Samsonite International SA	1,307,700	2,377,759
Steven Madden Ltd. (a)	316,903	13,547,603
Vera Bradley, Inc. (a)(d)	223,762	6,755,375
VF Corp.	84,653	12,357,645
Warnaco Group, Inc. (a)	186,900	10,914,960
		139,249,263
TOTAL CONSUMER DISCRETIONARY		536,355,196
CONSUMER STAPLES - 10.8%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	83,846	6,106,176
Anheuser-Busch InBev SA NV:
ADR	65,000	4,726,800
(strip VVPR) (a)	160,000	640
Beam, Inc.	230,000	13,471,100
Dr Pepper Snapple Group, Inc.	352,400	14,170,004
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	300,200	$ 18,639,418
United Breweries Ltd.	63,029	668,409
		57,782,547
Food & Staples Retailing - 2.5%
Drogasil SA	983,666	9,562,185
Fresh Market, Inc. (a)(d)	137,800	6,607,510
PriceSmart, Inc.	149,300	10,870,533
Wal-Mart Stores, Inc.	521,300	31,903,560
Whole Foods Market, Inc.	140,000	11,648,000
		70,591,788
Food Products - 1.4%
Annie's, Inc.	2,400	83,616
Biostime International Holdings Ltd.	2,478,000	6,375,610
Green Mountain Coffee Roasters, Inc. (a)	166,999	7,822,233
Kraft Foods, Inc. Class A	270,000	10,262,700
Orion Corp.	10,000	7,024,979
TreeHouse Foods, Inc. (a)	131,500	7,824,250
		39,393,388
Household Products - 1.2%
Colgate-Palmolive Co.	197,400	19,301,772
Procter & Gamble Co.	238,300	16,016,143
		35,317,915
Personal Products - 1.4%
Herbalife Ltd.	370,260	25,481,293
Nu Skin Enterprises, Inc. Class A	232,263	13,450,350
		38,931,643
Tobacco - 2.2%
Altria Group, Inc.	50,000	1,543,500
British American Tobacco PLC:
(United Kingdom)	200,000	10,074,920
sponsored ADR	60,000	6,073,200
Imperial Tobacco Group PLC	100,000	4,054,733
Lorillard, Inc.	131,100	16,974,828
Philip Morris International, Inc.	257,900	22,852,519
		61,573,700
TOTAL CONSUMER STAPLES		303,590,981
ENERGY - 11.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	285,834	11,987,878
Cameron International Corp. (a)	67,000	3,539,610
Halliburton Co.	722,900	23,993,051
Nabors Industries Ltd. (a)	272,800	4,771,272
National Oilwell Varco, Inc.	100,000	7,947,000
Rowan Companies, Inc. (a)	142,900	4,705,697
Schlumberger Ltd.	40,000	2,797,200

	Shares	Value
Transocean Ltd. (United States)	150,000	$ 8,205,000
Tuscany International Drilling, Inc. (a)(e)	7,000,000	5,262,894
		73,209,602
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	170,500	13,356,970
Apache Corp.	214,100	21,504,204
Bellatrix Exploration Ltd. (a)	915,600	4,827,884
Bumi PLC	495,058	4,960,911
Chevron Corp.	600,900	64,440,516
ConocoPhillips	175,700	13,354,957
Crestwood Midstream Partners LP	100,000	2,851,000
Crown Point Ventures Ltd. (e)	419,300	584,258
Enbridge Energy Partners LP	150,000	4,645,500
Energy Partners Ltd. (a)(d)	841,100	13,970,671
Enterprise Products Partners LP	113,200	5,713,204
Exxon Mobil Corp.	468,000	40,589,640
Hess Corp.	95,300	5,617,935
HollyFrontier Corp.	336,770	10,827,156
Madalena Ventures, Inc. (a)	9,484,500	8,747,171
Madalena Ventures, Inc. (e)	324,500	299,273
Marathon Petroleum Corp.	86,900	3,767,984
Noble Energy, Inc.	38,100	3,725,418
Occidental Petroleum Corp.	156,800	14,932,064
Williams Companies, Inc.	415,558	12,803,342
WPX Energy, Inc.	124,600	2,244,046
		253,764,104
TOTAL ENERGY		326,973,706
FINANCIALS - 11.6%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	69,900	8,693,463
Invesco Ltd.	423,300	11,289,411
Morgan Stanley	800,000	15,712,000
State Street Corp.	320,000	14,560,000
		50,254,874
Commercial Banks - 3.2%
BSB Bancorp, Inc.	100,000	1,121,000
CIT Group, Inc. (a)	100,000	4,124,000
HDFC Bank Ltd.	573,925	5,861,545
HDFC Bank Ltd. sponsored ADR	100,000	3,410,000
Huntington Bancshares, Inc.	797,600	5,144,520
PNC Financial Services Group, Inc.	100,000	6,449,000
Regions Financial Corp.	700,000	4,613,000
SunTrust Banks, Inc.	200,000	4,834,000
Wells Fargo & Co.	1,572,650	53,690,271
		89,247,336
Consumer Finance - 1.3%
Capital One Financial Corp.	300,000	16,722,000
Discover Financial Services	605,400	20,184,036
		36,906,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Citigroup, Inc.	992,900	$ 36,290,495
JPMorgan Chase & Co.	1,147,800	52,775,844
		89,066,339
Insurance - 1.1%
ACE Ltd.	40,000	2,928,000
Berkshire Hathaway, Inc. Class A (a)	66	8,045,400
Intact Financial Corp. (a)(e)	120,000	7,221,292
Lincoln National Corp.	303,400	7,997,624
Platinum Underwriters Holdings Ltd.	98,167	3,583,096
		29,775,412
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	312,700	5,916,284
Dundee (REIT) (e)	600,000	6,080,898
Simon Property Group, Inc.	25,000	3,642,000
		15,639,182
Real Estate Management & Development - 0.5%
DLF Ltd.	1,580,000	6,269,348
Iguatemi Empresa de Shopping Centers SA	295,000	6,785,509
		13,054,857
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,390,432
TOTAL FINANCIALS		325,334,468
HEALTH CARE - 8.7%
Biotechnology - 1.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,610,684
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	667,162	56,300
Alexion Pharmaceuticals, Inc. (a)	145,112	13,475,100
Amgen, Inc.	18,315	1,245,237
AVEO Pharmaceuticals, Inc. (a)	405,900	5,037,219
Clovis Oncology, Inc.	28,400	722,780
Dynavax Technologies Corp. (a)	2,218,511	11,225,666
ImmunoGen, Inc. (a)	164,623	2,368,925
NPS Pharmaceuticals, Inc. (a)	28,900	197,676
Theravance, Inc. (a)	125,000	2,437,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,549,880
		40,926,967
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	288,900	17,270,442
Boston Scientific Corp. (a)	819,800	4,902,404
Covidien PLC	313,400	17,136,712
Insulet Corp. (a)	100,000	1,914,000
Sirona Dental Systems, Inc. (a)	180,000	9,277,200
		50,500,758

	Shares	Value
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	50,000	$ 998,500
Express Scripts, Inc. (a)	70,000	3,792,600
Hanger Orthopedic Group, Inc. (a)	621,338	13,582,449
Humana, Inc.	100,000	9,248,000
McKesson Corp.	154,700	13,578,019
UnitedHealth Group, Inc.	230,000	13,556,200
WellPoint, Inc.	220,000	16,236,000
		70,991,768
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	874,616
Pharmaceuticals - 2.9%
Abbott Laboratories	197,900	12,129,291
Allergan, Inc.	106,400	10,153,752
Eli Lilly & Co.	200,000	8,054,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,206,550
Johnson & Johnson	190,000	12,532,400
Meda AB (A Shares)	500,000	4,768,598
Merck & Co., Inc.	100,000	3,840,000
PT Kalbe Farma Tbk	11,000,000	4,270,547
Shire PLC	400,000	12,798,550
ViroPharma, Inc. (a)	100,000	3,007,000
		80,760,688
TOTAL HEALTH CARE		244,054,797
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	166,083	11,868,291
Honeywell International, Inc.	449,367	27,433,855
Precision Castparts Corp.	16,000	2,766,400
Textron, Inc.	410,200	11,415,866
Ultra Electronics Holdings PLC	120,000	3,357,031
United Technologies Corp.	346,500	28,738,710
		85,580,153
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	14,594,176
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	285,000	6,289,950
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	11,214,242
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,548,848
Foster Wheeler AG (a)	330,000	7,510,800
Jacobs Engineering Group, Inc. (a)	98,600	4,374,882
MYR Group, Inc. (a)	120,000	2,143,200
		22,577,730
Electrical Equipment - 0.4%
Fushi Copperweld, Inc. (a)	303,500	2,291,425
GrafTech International Ltd. (a)	321,900	3,843,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)(d)	120,000	$ 4,219,200
Regal-Beloit Corp.	28,000	1,835,400
		12,189,511
Industrial Conglomerates - 0.2%
Danaher Corp.	21,900	1,226,400
Max India Ltd. (a)	800,000	2,660,635
		3,887,035
Machinery - 0.7%
Caterpillar, Inc.	30,000	3,195,600
Cummins, Inc.	14,100	1,692,564
Jain Irrigation Systems Ltd.	301,378	583,551
Jain Irrigation Systems Ltd. DVR (a)	15,068	14,210
Pall Corp.	184,000	10,971,920
Westport Innovations, Inc. (a)(d)	100,000	4,092,000
		20,549,845
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	356,400	10,741,896
Qualicorp SA	425,000	3,642,624
		14,384,520
Road & Rail - 1.8%
CSX Corp.	590,000	12,696,800
Norfolk Southern Corp.	205,000	13,495,150
Union Pacific Corp.	213,500	22,946,980
		49,138,930
Trading Companies & Distributors - 0.1%
Superior Plus Corp.	350,000	2,610,395
TOTAL INDUSTRIALS		243,016,487
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	229,000	11,640,070
Nokia Corp. sponsored ADR (d)	500,000	2,745,000
QUALCOMM, Inc.	297,900	20,263,158
		34,648,228
Computers & Peripherals - 6.4%
Apple, Inc. (a)	285,200	170,968,840
EMC Corp. (a)	100,000	2,988,000
SanDisk Corp. (a)	114,000	5,653,260
		179,610,100
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	175,700	4,413,584
SYNNEX Corp. (a)	212,900	8,120,006
		12,533,590
Internet Software & Services - 3.1%
Angie's List, Inc. (d)	483,900	9,140,871
Blinkx PLC (a)	4,266,981	4,163,272
Cornerstone OnDemand, Inc.	150,000	3,276,000

	Shares	Value
Demandware, Inc.	4,200	$ 125,160
eBay, Inc. (a)	97,300	3,589,397
Google, Inc. Class A (a)	45,400	29,112,296
Mail.ru Group Ltd. GDR (a)(e)	241,200	9,515,340
Open Text Corp. (a)	182,500	11,158,012
Rackspace Hosting, Inc. (a)	158,600	9,165,494
Support.com, Inc. (a)	857,200	2,700,180
Velti PLC (a)	378,800	5,132,740
		87,078,762
IT Services - 3.0%
Cardtronics, Inc. (a)	219,100	5,751,375
Cognizant Technology Solutions Corp. Class A (a)	200,500	15,428,475
IBM Corp.	59,400	12,393,810
MasterCard, Inc. Class A	46,900	19,723,326
Redecard SA	150,000	2,912,183
Vantiv, Inc.	248,700	4,881,981
Visa, Inc. Class A	202,500	23,895,000
		84,986,150
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,924,000
ARM Holdings PLC	1,803,500	17,015,109
ARM Holdings PLC sponsored ADR	992,900	28,089,141
Avago Technologies Ltd.	225,000	8,768,250
Cymer, Inc. (a)	60,000	3,000,000
NVIDIA Corp. (a)	505,458	7,778,999
STMicroelectronics NV (NY Shares) unit (d)	1,000,000	8,190,000
Texas Instruments, Inc.	350,000	11,763,500
		86,528,999
Software - 3.3%
Citrix Systems, Inc. (a)	143,600	11,331,476
MICROS Systems, Inc. (a)	280,400	15,503,316
Oracle Corp.	990,500	28,882,980
salesforce.com, Inc. (a)	90,100	13,921,351
Solera Holdings, Inc.	296,900	13,624,741
Taleo Corp. Class A (a)	122,300	5,617,239
VMware, Inc. Class A (a)	20,000	2,247,400
		91,128,503
TOTAL INFORMATION TECHNOLOGY		576,514,332
MATERIALS - 7.9%
Chemicals - 2.0%
Agrium, Inc.	100,000	8,630,144
Ashland, Inc.	203,900	12,450,134
CF Industries Holdings, Inc.	34,000	6,210,100
Monsanto Co.	189,000	15,074,640
Rockwood Holdings, Inc. (a)	100,000	5,215,000
Sigma Aldrich Corp.	20,000	1,461,200
The Mosaic Co.	120,000	6,634,800
		55,676,018
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 5.9%
Agnico-Eagle Mines Ltd. (Canada)	561,000	$ 18,693,439
Alamos Gold, Inc.	420,000	7,709,087
Allied Nevada Gold Corp. (a)	120,000	3,903,600
ArcelorMittal SA Class A unit (d)	265,000	5,069,450
Barrick Gold Corp.	321,300	13,962,563
Carpenter Technology Corp.	185,300	9,678,219
Coeur d'Alene Mines Corp. (a)	93,946	2,230,278
Compass Minerals International, Inc.	96,000	6,887,040
Detour Gold Corp. (a)(e)	175,000	4,362,939
Eldorado Gold Corp.	520,000	7,141,497
Goldcorp, Inc.	605,700	27,299,155
Ivanhoe Mines Ltd. (a)	500,000	7,864,267
Newcrest Mining Ltd.	655,091	20,134,303
Newmont Mining Corp.	258,300	13,243,041
Pretium Resources, Inc. (a)	380,000	5,432,109
Royal Gold, Inc.	37,800	2,465,316
Sabina Gold & Silver Corp. (a)	2,180,000	6,097,138
Silver Wheaton Corp.	135,425	4,490,862
		166,664,303
TOTAL MATERIALS		222,340,321
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	120,900	3,775,707
Telenor ASA	100,000	1,854,193
		5,629,900
UTILITIES - 0.3%
Electric Utilities - 0.1%
Duke Energy Corp.	160,000	3,361,600
Gas Utilities - 0.2%
ONEOK, Inc.	50,000	4,083,000
TOTAL UTILITIES		7,444,600
TOTAL COMMON STOCKS (Cost $2,367,704,348)		2,791,254,788
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $4,280,766)	611,538	3,406,878
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	3,085,668	$ 3,085,668
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,619,432	49,619,432
TOTAL MONEY MARKET FUNDS (Cost $52,705,100)		52,705,100
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,424,690,214)		2,847,366,766
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(45,237,225)
NET ASSETS - 100%		$ 2,802,129,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,473,954 or 1.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,406,878 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,958
Fidelity Securities Lending Cash Central Fund	1,570,480
Total	$ 1,574,438
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,355,196	$ 529,190,289	$ 7,164,907	$ -
Consumer Staples	303,590,981	287,409,885	16,181,096	-
Energy	326,973,706	326,973,706	-	-
Financials	325,334,468	319,472,923	5,861,545	-
Health Care	247,461,675	231,199,947	16,261,728	-
Industrials	243,016,487	243,016,487	-	-
Information Technology	576,514,332	559,499,223	17,015,109	-
Materials	222,340,321	222,340,321	-	-
Telecommunication Services	5,629,900	5,629,900	-	-
Utilities	7,444,600	7,444,600	-	-
Money Market Funds	52,705,100	52,705,100	-	-
Total Investments in Securities:	$ 2,847,366,766	$ 2,784,882,381	$ 62,484,385	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,280,766
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,280,766)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Canada	7.2%
United Kingdom	3.2%
Cayman Islands	1.5%
Bermuda	1.5%
Brazil	1.4%
India	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,596,582) - See accompanying schedule: Unaffiliated issuers (cost $2,371,985,114)	$ 2,794,661,666
Fidelity Central Funds (cost $52,705,100)	52,705,100
Total Investments (cost $2,424,690,214)		$ 2,847,366,766
Foreign currency held at value (cost $1,217,204)		1,217,204
Receivable for investments sold		13,126,530
Receivable for fund shares sold		88,485
Dividends receivable		2,547,973
Distributions receivable from Fidelity Central Funds		327,506
Prepaid expenses		3,793
Other receivables		599,780
Total assets		2,865,278,037

Liabilities
Payable for investments purchased	$ 10,482,543
Payable for fund shares redeemed	1,329,020
Accrued management fee	1,297,016
Distribution and service plan fees payable	70,463
Other affiliated payables	200,195
Other payables and accrued expenses	149,827
Collateral on securities loaned, at value	49,619,432
Total liabilities		63,148,496

Net Assets		$ 2,802,129,541
Net Assets consist of:
Paid in capital		$ 2,923,429,001
Undistributed net investment income		6,148,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(550,029,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		422,581,050
Net Assets		$ 2,802,129,541

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,467,864,564 ÷ 210,674,299 shares)	$ 11.71

Class A: Net Asset Value and redemption price per share ($331,627,713 ÷ 29,001,878 shares)	$ 11.43

Maximum offering price per share (100/94.25 of $11.43)	$ 12.13
Class T: Net Asset Value and redemption price per share ($883,608 ÷ 78,348 shares)	$ 11.28

Maximum offering price per share (100/96.50 of $11.28)	$ 11.69
Class B: Net Asset Value and offering price per share ($275,459 ÷ 24,878 shares)A	$ 11.07

Class C: Net Asset Value and offering price per share ($1,222,136 ÷ 110,657 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($256,061 ÷ 21,754 shares)	$ 11.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 18,892,651
Interest		3,435
Income from Fidelity Central Funds (including $1,570,480 from security lending)		1,574,438
Total income		20,470,524

Expenses
Management fee	$ 7,357,883
Transfer agent fees	205,902
Distribution and service plan fees	396,492
Accounting and security lending fees	394,980
Custodian fees and expenses	56,506
Independent trustees' compensation	8,457
Appreciation in deferred trustee compensation account	87
Registration fees	31,309
Audit	40,427
Legal	12,281
Interest	1,609
Miscellaneous	14,408
Total expenses before reductions	8,520,341
Expense reductions	(80,108)	8,440,233
Net investment income (loss)		12,030,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,683,270
Foreign currency transactions	(130,906)
Total net realized gain (loss)		51,552,364
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,388)	458,803,922
Assets and liabilities in foreign currencies	21,295
Total change in net unrealized appreciation (depreciation)		458,825,217
Net gain (loss)		510,377,581
Net increase (decrease) in net assets resulting from operations		$ 522,407,872

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,030,291	$ 12,889,146
Net realized gain (loss)	51,552,364	474,496,398
Change in net unrealized appreciation (depreciation)	458,825,217	(369,217,801)
Net increase (decrease) in net assets resulting from operations	522,407,872	118,167,743
Distributions to shareholders from net investment income	(14,797,617)	(13,403,529)
Distributions to shareholders from net realized gain	(1,987,904)	(1,434,540)
Total distributions	(16,785,521)	(14,838,069)
Share transactions - net increase (decrease)	(140,454,374)	(493,501,394)
Total increase (decrease) in net assets	365,167,977	(390,171,720)

Net Assets
Beginning of period	2,436,961,564	2,827,133,284
End of period (including undistributed net investment income of $6,148,884 and undistributed net investment income of $8,916,210, respectively)	$ 2,802,129,541	$ 2,436,961,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Income from Investment Operations
Net investment income (loss) E	.05	.05	.04	.09	.08	.12
Net realized and unrealized gain (loss)	2.06	.18	.93	(.95)	(2.86)	2.25
Total from investment operations	2.11	.23	.97	(.86)	(2.78)	2.37
Distributions from net investment income	(.06)	(.05)	(.07)	(.09)	(.11)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.07)	(.06)	(.08)	(.10) J	(2.02) I	(.91)
Net asset value, end of period	$ 11.71	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Total Return B, C, D	21.94%	2.33%	11.31%	(8.77)%	(22.45)%	19.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of fee waivers, if any	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of all reductions	.60% A	.59%	.60%	.60%	.58%	.59%
Net investment income (loss)	.95% A	.48%	.44%	1.33%	.64%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,467,865	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Income from Investment Operations
Net investment income (loss) F	.03	.01	.01	.06	.03	.07
Net realized and unrealized gain (loss)	2.02	.17	.90	(.93)	(2.78)	2.19
Total from investment operations	2.05	.18	.91	(.87)	(2.75)	2.26
Distributions from net investment income	(.03)	(.01)	(.04)	(.05)	(.06)	(.09)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.04)	(.02)	(.04) L	(.06) K	(1.97) J	(.86)
Net asset value, end of period	$ 11.43	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Total Return B, C, D, E	21.76%	1.91%	10.94%	(9.18)%	(22.73)%	18.90%
Ratios to Average Net Assets G, I
Expenses before reductions	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of all reductions	.94% A	.94%	.97%	1.01%	.97%	.98%
Net investment income (loss)	.61% A	.13%	.07%	.92%	.25%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,628	$ 284,072	$ 315,290	$ 380,175	$ 379,162	$ 471,593
Portfolio turnover rate H	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.197 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.04)	.03	(.02)	.01
Net realized and unrealized gain (loss)	1.99	.17	.90	(.93)	(2.76)	2.19
Total from investment operations	2.00	.13	.86	(.90)	(2.78)	2.20
Distributions from net investment income	-	-	-	(.03)	(.01)	(.09)
Distributions from net realized gain	-	-	-	(.01)	(1.91)	(.77)
Total distributions	-	-	-	(.03) J	(1.91) I	(.86)
Net asset value, end of period	$ 11.28	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Total Return B, C, D	21.55%	1.42%	10.37%	(9.65)%	(23.06)%	18.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of fee waivers, if any	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of all reductions	1.45% A	1.43%	1.46%	1.47%	1.40%	1.42%
Net investment income (loss)	.10% A	(.37)%	(.43)%	.47%	(.18)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884	$ 739	$ 760	$ 978	$ 1,013	$ 1,063
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.08)	- J	(.08)	(.05)
Net realized and unrealized gain (loss)	1.96	.17	.90	(.92)	(2.74)	2.18
Total from investment operations	1.94	.08	.82	(.92)	(2.82)	2.13
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	-	-	-	-	(1.86)	(.77)
Total distributions	-	-	-	-	(1.86) K	(.81)
Net asset value, end of period	$ 11.07	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Total Return B, C, D	21.25%	.88%	9.96%	(10.05)%	(23.45)%	17.92%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of all reductions	1.90% A	1.89%	1.91%	1.93%	1.88%	1.90%
Net investment income (loss)	(.35)% A	(.82)%	(.88)%	-% H	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275	$ 296	$ 368	$ 384	$ 399	$ 466
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	- I	(.08)	(.05)
Net realized and unrealized gain (loss)	1.95	.17	.88	(.92)	(2.73)	2.18
Total from investment operations	1.93	.09	.81	(.92)	(2.81)	2.13
Distributions from net investment income	-	-	-	(.02)	-	(.04)
Distributions from net realized gain	-	-	-	(.01)	(1.88)	(.77)
Total distributions	-	-	-	(.03) K	(1.88) J	(.81)
Net asset value, end of period	$ 11.04	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Total Return B, C, D	21.19%	1.00%	9.87%	(10.00)%	(23.39)%	17.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of fee waivers, if any	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of all reductions	1.86% A	1.85%	1.89%	1.92%	1.89%	1.90%
Net investment income (loss)	(.31)% A	(.79)%	(.85)%	.01%	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,222	$ 1,007	$ 904	$ 1,042	$ 522	$ 458
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.04	.02	.02	.08	.06	.11
Net realized and unrealized gain (loss)	2.07	.18	.93	(.96)	(2.84)	2.23
Total from investment operations	2.11	.20	.95	(.88)	(2.78)	2.34
Distributions from net investment income	(.04)	(.02)	-	(.07)	(.09)	(.14)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(1.91)	(.77)
Total distributions	(.05)	(.03)	-	(.08) I	(2.00) H	(.91)
Net asset value, end of period	$ 11.77	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Total Return B, C	21.79%	2.04%	11.06%	(8.99)%	(22.48)%	19.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of fee waivers, if any	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of all reductions	.90% A	.86%	.87%	.79%	.73%	.69%
Net investment income (loss)	.66% A	.21%	.17%	1.14%	.50%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 199	$ 144	$ 83	$ 1,720	$ 2,422
Portfolio turnover rate F	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,676,604
Gross unrealized depreciation	(139,051,838)
Net unrealized appreciation (depreciation) on securities and other investments	$ 408,624,766

Tax cost	$ 2,438,742,000

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (193,483,438)
2018	(394,048,039)
Total capital loss carryforward	$ (587,531,477)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $771,930,757 and $879,366,199, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 387,382	$ 73,126
Class T	.25%	.25%	2,052	3
Class B	.75%	.25%	1,568	1,176
Class C	.75%	.25%	5,490	660
			$ 396,492	$ 74,965

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,126
Class T	362
Class B*	231
Class C*	6
$ 1,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,287	.00**
Class A	149,875.10
Class T	1,462.36
Class B	474.30
Class C	1,455.26
Institutional Class	349.30
	$ 205,902

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,501 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,282,000.32%		$ 1,609

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,695 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $11,754 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $80,108 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 13,990,271	$ 12,938,394
Class A	806,408	464,873
Institutional Class	938	262
Total	$ 14,797,617	$ 13,403,529
From net realized gain
Class O	$ 1,748,785	$ 1,268,450
Class A	238,936	166,030
Institutional Class	183	60
Total	$ 1,987,904	$ 1,434,540

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	5,766,239	17,803,161	$ 61,104,125	$ 192,182,610
Reinvestment of distributions	1,358,758	1,164,568	14,049,598	12,367,592
Shares redeemed	(18,927,585)	(60,629,604)	(203,098,408)	(656,933,276)
Net increase (decrease)	(11,802,588)	(41,661,875)	$ (127,944,685)	$ (452,383,074)
Class A
Shares sold	2,109,369	5,497,025	$ 21,796,078	$ 58,139,464
Reinvestment of distributions	83,408	40,475	842,414	420,128
Shares redeemed	(3,348,541)	(9,432,016)	(35,069,371)	(99,765,111)
Net increase (decrease)	(1,155,764)	(3,894,516)	$ (12,430,879)	$ (41,205,519)
Class T
Shares sold	4,302	35,679	$ 43,822	$ 380,946
Shares redeemed	(5,530)	(39,089)	(58,205)	(398,747)
Net increase (decrease)	(1,228)	(3,410)	$ (14,383)	$ (17,801)
Class B
Shares sold	-	2,780	$ 30	$ 29,824
Shares redeemed	(7,544)	(11,021)	(81,744)	(112,214)
Net increase (decrease)	(7,544)	(8,241)	$ (81,714)	$ (82,390)
Class C
Shares sold	7,957	32,216	$ 84,014	$ 334,681
Shares redeemed	(7,857)	(21,851)	(79,109)	(214,863)
Net increase (decrease)	100	10,365	$ 4,905	$ 119,818
Institutional Class
Shares sold	9,872	14,847	$ 102,776	$ 163,346
Reinvestment of distributions	98	29	1,016	312
Shares redeemed	(8,749)	(9,405)	(91,410)	(96,086)
Net increase (decrease)	1,221	5,471	$ 12,382	$ 67,572

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIIN-USAN-0512
1.791870.108

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class O

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.61%
Actual		$ 1,000.00	$ 1,219.40	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.95	$ 3.08
Class A	.95%
Actual		$ 1,000.00	$ 1,217.60	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.25	$ 4.80
Class T	1.46%
Actual		$ 1,000.00	$ 1,215.50	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.36
Class B	1.90%
Actual		$ 1,000.00	$ 1,212.50	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.86%
Actual		$ 1,000.00	$ 1,211.90	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,015.70	$ 9.37
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,217.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.1	6.3
Chevron Corp.	2.3	2.3
Wells Fargo & Co.	1.9	1.4
JPMorgan Chase & Co.	1.9	1.3
Exxon Mobil Corp.	1.4	1.0
Ross Stores, Inc.	1.4	1.1
TJX Companies, Inc.	1.4	1.2
Citigroup, Inc.	1.3	0.0
Wal-Mart Stores, Inc.	1.1	0.0
Amazon.com, Inc.	1.1	1.2
	19.9
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	22.2
Consumer Discretionary	19.1	14.6
Energy	11.7	10.1
Financials	11.6	7.3
Consumer Staples	10.8	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 99.6%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	22.0%	** Foreign investments	22.8%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.3%
Tenneco, Inc. (a)	40,000	$ 1,486,000
TRW Automotive Holdings Corp. (a)	170,200	7,905,790
		9,391,790
Automobiles - 0.6%
Bajaj Auto Ltd.	250,000	8,254,499
Ford Motor Co.	250,000	3,122,500
PT Astra International Tbk	100,000	808,725
Tesla Motors, Inc. (a)(d)	119,400	4,446,456
		16,632,180
Distributors - 0.7%
Li & Fung Ltd.	8,780,000	20,147,780
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	6,385,717
Collectors Universe, Inc.	100,000	1,724,000
		8,109,717
Hotels, Restaurants & Leisure - 0.9%
Bravo Brio Restaurant Group, Inc. (a)	113,800	2,271,448
Dunkin' Brands Group, Inc.	110,800	3,336,188
Jubilant Foodworks Ltd. (a)	100,000	2,313,207
McDonald's Corp.	30,000	2,943,000
Starbucks Corp.	100,000	5,589,000
The Cheesecake Factory, Inc. (a)	20,000	587,800
Tim Hortons, Inc. (Canada)	154,000	8,237,622
		25,278,265
Household Durables - 0.0%
Toll Brothers, Inc. (a)	53,700	1,288,263
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	146,100	29,586,711
Priceline.com, Inc. (a)	9,600	6,888,000
Start Today Co. Ltd. (d)	388,100	7,164,907
		43,639,618
Leisure Equipment & Products - 0.5%
Bauer Performance Sports Ltd. (e)	817,600	6,147,060
Hasbro, Inc.	238,600	8,761,392
		14,908,452
Media - 1.4%
Comcast Corp. Class A	100,000	3,001,000
Pandora Media, Inc. (d)	353,000	3,604,130
The Walt Disney Co.	665,200	29,122,456
Time Warner, Inc.	100,000	3,775,000
		39,502,586
Multiline Retail - 2.2%
Dollar General Corp. (a)	186,300	8,607,060
Dollar Tree, Inc. (a)	60,000	5,669,400
Dollarama, Inc.	471,000	21,964,734
Marisa Lojas SA	600,000	8,165,612

	Shares	Value
Springland International Holdings Ltd.	1,750,000	$ 1,266,483
Target Corp.	256,000	14,917,120
		60,590,409
Specialty Retail - 5.6%
Ascena Retail Group, Inc. (a)	100,000	4,432,000
AutoZone, Inc. (a)	44,700	16,619,460
Charming Shoppes, Inc. (a)	350,000	2,065,000
China ZhengTong Auto Services Holdings Ltd. (a)	504,000	504,935
Destination Maternity Corp.	383,100	7,114,167
Dick's Sporting Goods, Inc.	150,000	7,212,000
Express, Inc. (a)	23,600	589,528
Guess?, Inc.	221,000	6,906,250
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,421,562
Kirkland's, Inc. (a)	95,241	1,540,999
Limited Brands, Inc.	263,600	12,652,800
New York & Co., Inc. (a)	1,449,187	5,405,468
PT ACE Hardware Indonesia Tbk	8,999,000	4,379,421
Ross Stores, Inc.	686,070	39,860,667
Sally Beauty Holdings, Inc. (a)	194,400	4,821,120
SuperGroup PLC (a)(d)	218,200	2,149,907
Teavana Holdings, Inc. (a)	20,000	394,400
TJX Companies, Inc.	995,900	39,547,189
		157,616,873
Textiles, Apparel & Luxury Goods - 5.0%
Arezzo Industria e Comercio SA	14,000	243,435
Bosideng International Holdings Ltd.	13,500,000	4,224,400
Coach, Inc.	100,000	7,728,000
Daphne International Holdings Ltd.	3,000,000	4,110,436
Gildan Activewear, Inc.	100,000	2,751,742
Liz Claiborne, Inc. (a)(d)	1,025,000	13,694,000
lululemon athletica, Inc. (a)	105,842	7,904,281
Michael Kors Holdings Ltd.	231,000	10,762,290
NIKE, Inc. Class B	100,000	10,844,000
PVH Corp.	186,400	16,651,112
Ralph Lauren Corp.	82,500	14,382,225
Samsonite International SA	1,307,700	2,377,759
Steven Madden Ltd. (a)	316,903	13,547,603
Vera Bradley, Inc. (a)(d)	223,762	6,755,375
VF Corp.	84,653	12,357,645
Warnaco Group, Inc. (a)	186,900	10,914,960
		139,249,263
TOTAL CONSUMER DISCRETIONARY		536,355,196
CONSUMER STAPLES - 10.8%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	83,846	6,106,176
Anheuser-Busch InBev SA NV:
ADR	65,000	4,726,800
(strip VVPR) (a)	160,000	640
Beam, Inc.	230,000	13,471,100
Dr Pepper Snapple Group, Inc.	352,400	14,170,004
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	300,200	$ 18,639,418
United Breweries Ltd.	63,029	668,409
		57,782,547
Food & Staples Retailing - 2.5%
Drogasil SA	983,666	9,562,185
Fresh Market, Inc. (a)(d)	137,800	6,607,510
PriceSmart, Inc.	149,300	10,870,533
Wal-Mart Stores, Inc.	521,300	31,903,560
Whole Foods Market, Inc.	140,000	11,648,000
		70,591,788
Food Products - 1.4%
Annie's, Inc.	2,400	83,616
Biostime International Holdings Ltd.	2,478,000	6,375,610
Green Mountain Coffee Roasters, Inc. (a)	166,999	7,822,233
Kraft Foods, Inc. Class A	270,000	10,262,700
Orion Corp.	10,000	7,024,979
TreeHouse Foods, Inc. (a)	131,500	7,824,250
		39,393,388
Household Products - 1.2%
Colgate-Palmolive Co.	197,400	19,301,772
Procter & Gamble Co.	238,300	16,016,143
		35,317,915
Personal Products - 1.4%
Herbalife Ltd.	370,260	25,481,293
Nu Skin Enterprises, Inc. Class A	232,263	13,450,350
		38,931,643
Tobacco - 2.2%
Altria Group, Inc.	50,000	1,543,500
British American Tobacco PLC:
(United Kingdom)	200,000	10,074,920
sponsored ADR	60,000	6,073,200
Imperial Tobacco Group PLC	100,000	4,054,733
Lorillard, Inc.	131,100	16,974,828
Philip Morris International, Inc.	257,900	22,852,519
		61,573,700
TOTAL CONSUMER STAPLES		303,590,981
ENERGY - 11.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	285,834	11,987,878
Cameron International Corp. (a)	67,000	3,539,610
Halliburton Co.	722,900	23,993,051
Nabors Industries Ltd. (a)	272,800	4,771,272
National Oilwell Varco, Inc.	100,000	7,947,000
Rowan Companies, Inc. (a)	142,900	4,705,697
Schlumberger Ltd.	40,000	2,797,200

	Shares	Value
Transocean Ltd. (United States)	150,000	$ 8,205,000
Tuscany International Drilling, Inc. (a)(e)	7,000,000	5,262,894
		73,209,602
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	170,500	13,356,970
Apache Corp.	214,100	21,504,204
Bellatrix Exploration Ltd. (a)	915,600	4,827,884
Bumi PLC	495,058	4,960,911
Chevron Corp.	600,900	64,440,516
ConocoPhillips	175,700	13,354,957
Crestwood Midstream Partners LP	100,000	2,851,000
Crown Point Ventures Ltd. (e)	419,300	584,258
Enbridge Energy Partners LP	150,000	4,645,500
Energy Partners Ltd. (a)(d)	841,100	13,970,671
Enterprise Products Partners LP	113,200	5,713,204
Exxon Mobil Corp.	468,000	40,589,640
Hess Corp.	95,300	5,617,935
HollyFrontier Corp.	336,770	10,827,156
Madalena Ventures, Inc. (a)	9,484,500	8,747,171
Madalena Ventures, Inc. (e)	324,500	299,273
Marathon Petroleum Corp.	86,900	3,767,984
Noble Energy, Inc.	38,100	3,725,418
Occidental Petroleum Corp.	156,800	14,932,064
Williams Companies, Inc.	415,558	12,803,342
WPX Energy, Inc.	124,600	2,244,046
		253,764,104
TOTAL ENERGY		326,973,706
FINANCIALS - 11.6%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	69,900	8,693,463
Invesco Ltd.	423,300	11,289,411
Morgan Stanley	800,000	15,712,000
State Street Corp.	320,000	14,560,000
		50,254,874
Commercial Banks - 3.2%
BSB Bancorp, Inc.	100,000	1,121,000
CIT Group, Inc. (a)	100,000	4,124,000
HDFC Bank Ltd.	573,925	5,861,545
HDFC Bank Ltd. sponsored ADR	100,000	3,410,000
Huntington Bancshares, Inc.	797,600	5,144,520
PNC Financial Services Group, Inc.	100,000	6,449,000
Regions Financial Corp.	700,000	4,613,000
SunTrust Banks, Inc.	200,000	4,834,000
Wells Fargo & Co.	1,572,650	53,690,271
		89,247,336
Consumer Finance - 1.3%
Capital One Financial Corp.	300,000	16,722,000
Discover Financial Services	605,400	20,184,036
		36,906,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Citigroup, Inc.	992,900	$ 36,290,495
JPMorgan Chase & Co.	1,147,800	52,775,844
		89,066,339
Insurance - 1.1%
ACE Ltd.	40,000	2,928,000
Berkshire Hathaway, Inc. Class A (a)	66	8,045,400
Intact Financial Corp. (a)(e)	120,000	7,221,292
Lincoln National Corp.	303,400	7,997,624
Platinum Underwriters Holdings Ltd.	98,167	3,583,096
		29,775,412
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	312,700	5,916,284
Dundee (REIT) (e)	600,000	6,080,898
Simon Property Group, Inc.	25,000	3,642,000
		15,639,182
Real Estate Management & Development - 0.5%
DLF Ltd.	1,580,000	6,269,348
Iguatemi Empresa de Shopping Centers SA	295,000	6,785,509
		13,054,857
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,390,432
TOTAL FINANCIALS		325,334,468
HEALTH CARE - 8.7%
Biotechnology - 1.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,610,684
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	667,162	56,300
Alexion Pharmaceuticals, Inc. (a)	145,112	13,475,100
Amgen, Inc.	18,315	1,245,237
AVEO Pharmaceuticals, Inc. (a)	405,900	5,037,219
Clovis Oncology, Inc.	28,400	722,780
Dynavax Technologies Corp. (a)	2,218,511	11,225,666
ImmunoGen, Inc. (a)	164,623	2,368,925
NPS Pharmaceuticals, Inc. (a)	28,900	197,676
Theravance, Inc. (a)	125,000	2,437,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,549,880
		40,926,967
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	288,900	17,270,442
Boston Scientific Corp. (a)	819,800	4,902,404
Covidien PLC	313,400	17,136,712
Insulet Corp. (a)	100,000	1,914,000
Sirona Dental Systems, Inc. (a)	180,000	9,277,200
		50,500,758

	Shares	Value
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	50,000	$ 998,500
Express Scripts, Inc. (a)	70,000	3,792,600
Hanger Orthopedic Group, Inc. (a)	621,338	13,582,449
Humana, Inc.	100,000	9,248,000
McKesson Corp.	154,700	13,578,019
UnitedHealth Group, Inc.	230,000	13,556,200
WellPoint, Inc.	220,000	16,236,000
		70,991,768
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	874,616
Pharmaceuticals - 2.9%
Abbott Laboratories	197,900	12,129,291
Allergan, Inc.	106,400	10,153,752
Eli Lilly & Co.	200,000	8,054,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,206,550
Johnson & Johnson	190,000	12,532,400
Meda AB (A Shares)	500,000	4,768,598
Merck & Co., Inc.	100,000	3,840,000
PT Kalbe Farma Tbk	11,000,000	4,270,547
Shire PLC	400,000	12,798,550
ViroPharma, Inc. (a)	100,000	3,007,000
		80,760,688
TOTAL HEALTH CARE		244,054,797
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	166,083	11,868,291
Honeywell International, Inc.	449,367	27,433,855
Precision Castparts Corp.	16,000	2,766,400
Textron, Inc.	410,200	11,415,866
Ultra Electronics Holdings PLC	120,000	3,357,031
United Technologies Corp.	346,500	28,738,710
		85,580,153
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	14,594,176
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	285,000	6,289,950
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	11,214,242
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,548,848
Foster Wheeler AG (a)	330,000	7,510,800
Jacobs Engineering Group, Inc. (a)	98,600	4,374,882
MYR Group, Inc. (a)	120,000	2,143,200
		22,577,730
Electrical Equipment - 0.4%
Fushi Copperweld, Inc. (a)	303,500	2,291,425
GrafTech International Ltd. (a)	321,900	3,843,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)(d)	120,000	$ 4,219,200
Regal-Beloit Corp.	28,000	1,835,400
		12,189,511
Industrial Conglomerates - 0.2%
Danaher Corp.	21,900	1,226,400
Max India Ltd. (a)	800,000	2,660,635
		3,887,035
Machinery - 0.7%
Caterpillar, Inc.	30,000	3,195,600
Cummins, Inc.	14,100	1,692,564
Jain Irrigation Systems Ltd.	301,378	583,551
Jain Irrigation Systems Ltd. DVR (a)	15,068	14,210
Pall Corp.	184,000	10,971,920
Westport Innovations, Inc. (a)(d)	100,000	4,092,000
		20,549,845
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	356,400	10,741,896
Qualicorp SA	425,000	3,642,624
		14,384,520
Road & Rail - 1.8%
CSX Corp.	590,000	12,696,800
Norfolk Southern Corp.	205,000	13,495,150
Union Pacific Corp.	213,500	22,946,980
		49,138,930
Trading Companies & Distributors - 0.1%
Superior Plus Corp.	350,000	2,610,395
TOTAL INDUSTRIALS		243,016,487
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	229,000	11,640,070
Nokia Corp. sponsored ADR (d)	500,000	2,745,000
QUALCOMM, Inc.	297,900	20,263,158
		34,648,228
Computers & Peripherals - 6.4%
Apple, Inc. (a)	285,200	170,968,840
EMC Corp. (a)	100,000	2,988,000
SanDisk Corp. (a)	114,000	5,653,260
		179,610,100
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	175,700	4,413,584
SYNNEX Corp. (a)	212,900	8,120,006
		12,533,590
Internet Software & Services - 3.1%
Angie's List, Inc. (d)	483,900	9,140,871
Blinkx PLC (a)	4,266,981	4,163,272
Cornerstone OnDemand, Inc.	150,000	3,276,000

	Shares	Value
Demandware, Inc.	4,200	$ 125,160
eBay, Inc. (a)	97,300	3,589,397
Google, Inc. Class A (a)	45,400	29,112,296
Mail.ru Group Ltd. GDR (a)(e)	241,200	9,515,340
Open Text Corp. (a)	182,500	11,158,012
Rackspace Hosting, Inc. (a)	158,600	9,165,494
Support.com, Inc. (a)	857,200	2,700,180
Velti PLC (a)	378,800	5,132,740
		87,078,762
IT Services - 3.0%
Cardtronics, Inc. (a)	219,100	5,751,375
Cognizant Technology Solutions Corp. Class A (a)	200,500	15,428,475
IBM Corp.	59,400	12,393,810
MasterCard, Inc. Class A	46,900	19,723,326
Redecard SA	150,000	2,912,183
Vantiv, Inc.	248,700	4,881,981
Visa, Inc. Class A	202,500	23,895,000
		84,986,150
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,924,000
ARM Holdings PLC	1,803,500	17,015,109
ARM Holdings PLC sponsored ADR	992,900	28,089,141
Avago Technologies Ltd.	225,000	8,768,250
Cymer, Inc. (a)	60,000	3,000,000
NVIDIA Corp. (a)	505,458	7,778,999
STMicroelectronics NV (NY Shares) unit (d)	1,000,000	8,190,000
Texas Instruments, Inc.	350,000	11,763,500
		86,528,999
Software - 3.3%
Citrix Systems, Inc. (a)	143,600	11,331,476
MICROS Systems, Inc. (a)	280,400	15,503,316
Oracle Corp.	990,500	28,882,980
salesforce.com, Inc. (a)	90,100	13,921,351
Solera Holdings, Inc.	296,900	13,624,741
Taleo Corp. Class A (a)	122,300	5,617,239
VMware, Inc. Class A (a)	20,000	2,247,400
		91,128,503
TOTAL INFORMATION TECHNOLOGY		576,514,332
MATERIALS - 7.9%
Chemicals - 2.0%
Agrium, Inc.	100,000	8,630,144
Ashland, Inc.	203,900	12,450,134
CF Industries Holdings, Inc.	34,000	6,210,100
Monsanto Co.	189,000	15,074,640
Rockwood Holdings, Inc. (a)	100,000	5,215,000
Sigma Aldrich Corp.	20,000	1,461,200
The Mosaic Co.	120,000	6,634,800
		55,676,018
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 5.9%
Agnico-Eagle Mines Ltd. (Canada)	561,000	$ 18,693,439
Alamos Gold, Inc.	420,000	7,709,087
Allied Nevada Gold Corp. (a)	120,000	3,903,600
ArcelorMittal SA Class A unit (d)	265,000	5,069,450
Barrick Gold Corp.	321,300	13,962,563
Carpenter Technology Corp.	185,300	9,678,219
Coeur d'Alene Mines Corp. (a)	93,946	2,230,278
Compass Minerals International, Inc.	96,000	6,887,040
Detour Gold Corp. (a)(e)	175,000	4,362,939
Eldorado Gold Corp.	520,000	7,141,497
Goldcorp, Inc.	605,700	27,299,155
Ivanhoe Mines Ltd. (a)	500,000	7,864,267
Newcrest Mining Ltd.	655,091	20,134,303
Newmont Mining Corp.	258,300	13,243,041
Pretium Resources, Inc. (a)	380,000	5,432,109
Royal Gold, Inc.	37,800	2,465,316
Sabina Gold & Silver Corp. (a)	2,180,000	6,097,138
Silver Wheaton Corp.	135,425	4,490,862
		166,664,303
TOTAL MATERIALS		222,340,321
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	120,900	3,775,707
Telenor ASA	100,000	1,854,193
		5,629,900
UTILITIES - 0.3%
Electric Utilities - 0.1%
Duke Energy Corp.	160,000	3,361,600
Gas Utilities - 0.2%
ONEOK, Inc.	50,000	4,083,000
TOTAL UTILITIES		7,444,600
TOTAL COMMON STOCKS (Cost $2,367,704,348)		2,791,254,788
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $4,280,766)	611,538	3,406,878
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	3,085,668	$ 3,085,668
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,619,432	49,619,432
TOTAL MONEY MARKET FUNDS (Cost $52,705,100)		52,705,100
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,424,690,214)		2,847,366,766
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(45,237,225)
NET ASSETS - 100%		$ 2,802,129,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,473,954 or 1.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,406,878 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,958
Fidelity Securities Lending Cash Central Fund	1,570,480
Total	$ 1,574,438
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,355,196	$ 529,190,289	$ 7,164,907	$ -
Consumer Staples	303,590,981	287,409,885	16,181,096	-
Energy	326,973,706	326,973,706	-	-
Financials	325,334,468	319,472,923	5,861,545	-
Health Care	247,461,675	231,199,947	16,261,728	-
Industrials	243,016,487	243,016,487	-	-
Information Technology	576,514,332	559,499,223	17,015,109	-
Materials	222,340,321	222,340,321	-	-
Telecommunication Services	5,629,900	5,629,900	-	-
Utilities	7,444,600	7,444,600	-	-
Money Market Funds	52,705,100	52,705,100	-	-
Total Investments in Securities:	$ 2,847,366,766	$ 2,784,882,381	$ 62,484,385	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,280,766
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,280,766)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Canada	7.2%
United Kingdom	3.2%
Cayman Islands	1.5%
Bermuda	1.5%
Brazil	1.4%
India	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,596,582) - See accompanying schedule: Unaffiliated issuers (cost $2,371,985,114)	$ 2,794,661,666
Fidelity Central Funds (cost $52,705,100)	52,705,100
Total Investments (cost $2,424,690,214)		$ 2,847,366,766
Foreign currency held at value (cost $1,217,204)		1,217,204
Receivable for investments sold		13,126,530
Receivable for fund shares sold		88,485
Dividends receivable		2,547,973
Distributions receivable from Fidelity Central Funds		327,506
Prepaid expenses		3,793
Other receivables		599,780
Total assets		2,865,278,037

Liabilities
Payable for investments purchased	$ 10,482,543
Payable for fund shares redeemed	1,329,020
Accrued management fee	1,297,016
Distribution and service plan fees payable	70,463
Other affiliated payables	200,195
Other payables and accrued expenses	149,827
Collateral on securities loaned, at value	49,619,432
Total liabilities		63,148,496

Net Assets		$ 2,802,129,541
Net Assets consist of:
Paid in capital		$ 2,923,429,001
Undistributed net investment income		6,148,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(550,029,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		422,581,050
Net Assets		$ 2,802,129,541

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,467,864,564 ÷ 210,674,299 shares)	$ 11.71

Class A: Net Asset Value and redemption price per share ($331,627,713 ÷ 29,001,878 shares)	$ 11.43

Maximum offering price per share (100/94.25 of $11.43)	$ 12.13
Class T: Net Asset Value and redemption price per share ($883,608 ÷ 78,348 shares)	$ 11.28

Maximum offering price per share (100/96.50 of $11.28)	$ 11.69
Class B: Net Asset Value and offering price per share ($275,459 ÷ 24,878 shares)A	$ 11.07

Class C: Net Asset Value and offering price per share ($1,222,136 ÷ 110,657 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($256,061 ÷ 21,754 shares)	$ 11.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 18,892,651
Interest		3,435
Income from Fidelity Central Funds (including $1,570,480 from security lending)		1,574,438
Total income		20,470,524

Expenses
Management fee	$ 7,357,883
Transfer agent fees	205,902
Distribution and service plan fees	396,492
Accounting and security lending fees	394,980
Custodian fees and expenses	56,506
Independent trustees' compensation	8,457
Appreciation in deferred trustee compensation account	87
Registration fees	31,309
Audit	40,427
Legal	12,281
Interest	1,609
Miscellaneous	14,408
Total expenses before reductions	8,520,341
Expense reductions	(80,108)	8,440,233
Net investment income (loss)		12,030,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,683,270
Foreign currency transactions	(130,906)
Total net realized gain (loss)		51,552,364
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,388)	458,803,922
Assets and liabilities in foreign currencies	21,295
Total change in net unrealized appreciation (depreciation)		458,825,217
Net gain (loss)		510,377,581
Net increase (decrease) in net assets resulting from operations		$ 522,407,872

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,030,291	$ 12,889,146
Net realized gain (loss)	51,552,364	474,496,398
Change in net unrealized appreciation (depreciation)	458,825,217	(369,217,801)
Net increase (decrease) in net assets resulting from operations	522,407,872	118,167,743
Distributions to shareholders from net investment income	(14,797,617)	(13,403,529)
Distributions to shareholders from net realized gain	(1,987,904)	(1,434,540)
Total distributions	(16,785,521)	(14,838,069)
Share transactions - net increase (decrease)	(140,454,374)	(493,501,394)
Total increase (decrease) in net assets	365,167,977	(390,171,720)

Net Assets
Beginning of period	2,436,961,564	2,827,133,284
End of period (including undistributed net investment income of $6,148,884 and undistributed net investment income of $8,916,210, respectively)	$ 2,802,129,541	$ 2,436,961,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Income from Investment Operations
Net investment income (loss) E	.05	.05	.04	.09	.08	.12
Net realized and unrealized gain (loss)	2.06	.18	.93	(.95)	(2.86)	2.25
Total from investment operations	2.11	.23	.97	(.86)	(2.78)	2.37
Distributions from net investment income	(.06)	(.05)	(.07)	(.09)	(.11)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.07)	(.06)	(.08)	(.10) J	(2.02) I	(.91)
Net asset value, end of period	$ 11.71	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Total Return B, C, D	21.94%	2.33%	11.31%	(8.77)%	(22.45)%	19.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of fee waivers, if any	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of all reductions	.60% A	.59%	.60%	.60%	.58%	.59%
Net investment income (loss)	.95% A	.48%	.44%	1.33%	.64%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,467,865	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Income from Investment Operations
Net investment income (loss) F	.03	.01	.01	.06	.03	.07
Net realized and unrealized gain (loss)	2.02	.17	.90	(.93)	(2.78)	2.19
Total from investment operations	2.05	.18	.91	(.87)	(2.75)	2.26
Distributions from net investment income	(.03)	(.01)	(.04)	(.05)	(.06)	(.09)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.04)	(.02)	(.04) L	(.06) K	(1.97) J	(.86)
Net asset value, end of period	$ 11.43	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Total Return B, C, D, E	21.76%	1.91%	10.94%	(9.18)%	(22.73)%	18.90%
Ratios to Average Net Assets G, I
Expenses before reductions	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of all reductions	.94% A	.94%	.97%	1.01%	.97%	.98%
Net investment income (loss)	.61% A	.13%	.07%	.92%	.25%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,628	$ 284,072	$ 315,290	$ 380,175	$ 379,162	$ 471,593
Portfolio turnover rate H	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.197 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.04)	.03	(.02)	.01
Net realized and unrealized gain (loss)	1.99	.17	.90	(.93)	(2.76)	2.19
Total from investment operations	2.00	.13	.86	(.90)	(2.78)	2.20
Distributions from net investment income	-	-	-	(.03)	(.01)	(.09)
Distributions from net realized gain	-	-	-	(.01)	(1.91)	(.77)
Total distributions	-	-	-	(.03) J	(1.91) I	(.86)
Net asset value, end of period	$ 11.28	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Total Return B, C, D	21.55%	1.42%	10.37%	(9.65)%	(23.06)%	18.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of fee waivers, if any	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of all reductions	1.45% A	1.43%	1.46%	1.47%	1.40%	1.42%
Net investment income (loss)	.10% A	(.37)%	(.43)%	.47%	(.18)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884	$ 739	$ 760	$ 978	$ 1,013	$ 1,063
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.08)	- J	(.08)	(.05)
Net realized and unrealized gain (loss)	1.96	.17	.90	(.92)	(2.74)	2.18
Total from investment operations	1.94	.08	.82	(.92)	(2.82)	2.13
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	-	-	-	-	(1.86)	(.77)
Total distributions	-	-	-	-	(1.86) K	(.81)
Net asset value, end of period	$ 11.07	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Total Return B, C, D	21.25%	.88%	9.96%	(10.05)%	(23.45)%	17.92%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of all reductions	1.90% A	1.89%	1.91%	1.93%	1.88%	1.90%
Net investment income (loss)	(.35)% A	(.82)%	(.88)%	-% H	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275	$ 296	$ 368	$ 384	$ 399	$ 466
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	- I	(.08)	(.05)
Net realized and unrealized gain (loss)	1.95	.17	.88	(.92)	(2.73)	2.18
Total from investment operations	1.93	.09	.81	(.92)	(2.81)	2.13
Distributions from net investment income	-	-	-	(.02)	-	(.04)
Distributions from net realized gain	-	-	-	(.01)	(1.88)	(.77)
Total distributions	-	-	-	(.03) K	(1.88) J	(.81)
Net asset value, end of period	$ 11.04	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Total Return B, C, D	21.19%	1.00%	9.87%	(10.00)%	(23.39)%	17.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of fee waivers, if any	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of all reductions	1.86% A	1.85%	1.89%	1.92%	1.89%	1.90%
Net investment income (loss)	(.31)% A	(.79)%	(.85)%	.01%	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,222	$ 1,007	$ 904	$ 1,042	$ 522	$ 458
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.04	.02	.02	.08	.06	.11
Net realized and unrealized gain (loss)	2.07	.18	.93	(.96)	(2.84)	2.23
Total from investment operations	2.11	.20	.95	(.88)	(2.78)	2.34
Distributions from net investment income	(.04)	(.02)	-	(.07)	(.09)	(.14)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(1.91)	(.77)
Total distributions	(.05)	(.03)	-	(.08) I	(2.00) H	(.91)
Net asset value, end of period	$ 11.77	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Total Return B, C	21.79%	2.04%	11.06%	(8.99)%	(22.48)%	19.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of fee waivers, if any	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of all reductions	.90% A	.86%	.87%	.79%	.73%	.69%
Net investment income (loss)	.66% A	.21%	.17%	1.14%	.50%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 199	$ 144	$ 83	$ 1,720	$ 2,422
Portfolio turnover rate F	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,676,604
Gross unrealized depreciation	(139,051,838)
Net unrealized appreciation (depreciation) on securities and other investments	$ 408,624,766

Tax cost	$ 2,438,742,000

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (193,483,438)
2018	(394,048,039)
Total capital loss carryforward	$ (587,531,477)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $771,930,757 and $879,366,199, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 387,382	$ 73,126
Class T	.25%	.25%	2,052	3
Class B	.75%	.25%	1,568	1,176
Class C	.75%	.25%	5,490	660
			$ 396,492	$ 74,965

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,126
Class T	362
Class B*	231
Class C*	6
$ 1,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,287	.00**
Class A	149,875.10
Class T	1,462.36
Class B	474.30
Class C	1,455.26
Institutional Class	349.30
	$ 205,902

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,501 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,282,000.32%		$ 1,609

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,695 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $11,754 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $80,108 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 13,990,271	$ 12,938,394
Class A	806,408	464,873
Institutional Class	938	262
Total	$ 14,797,617	$ 13,403,529
From net realized gain
Class O	$ 1,748,785	$ 1,268,450
Class A	238,936	166,030
Institutional Class	183	60
Total	$ 1,987,904	$ 1,434,540

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	5,766,239	17,803,161	$ 61,104,125	$ 192,182,610
Reinvestment of distributions	1,358,758	1,164,568	14,049,598	12,367,592
Shares redeemed	(18,927,585)	(60,629,604)	(203,098,408)	(656,933,276)
Net increase (decrease)	(11,802,588)	(41,661,875)	$ (127,944,685)	$ (452,383,074)
Class A
Shares sold	2,109,369	5,497,025	$ 21,796,078	$ 58,139,464
Reinvestment of distributions	83,408	40,475	842,414	420,128
Shares redeemed	(3,348,541)	(9,432,016)	(35,069,371)	(99,765,111)
Net increase (decrease)	(1,155,764)	(3,894,516)	$ (12,430,879)	$ (41,205,519)
Class T
Shares sold	4,302	35,679	$ 43,822	$ 380,946
Shares redeemed	(5,530)	(39,089)	(58,205)	(398,747)
Net increase (decrease)	(1,228)	(3,410)	$ (14,383)	$ (17,801)
Class B
Shares sold	-	2,780	$ 30	$ 29,824
Shares redeemed	(7,544)	(11,021)	(81,744)	(112,214)
Net increase (decrease)	(7,544)	(8,241)	$ (81,714)	$ (82,390)
Class C
Shares sold	7,957	32,216	$ 84,014	$ 334,681
Shares redeemed	(7,857)	(21,851)	(79,109)	(214,863)
Net increase (decrease)	100	10,365	$ 4,905	$ 119,818
Institutional Class
Shares sold	9,872	14,847	$ 102,776	$ 163,346
Reinvestment of distributions	98	29	1,016	312
Shares redeemed	(8,749)	(9,405)	(91,410)	(96,086)
Net increase (decrease)	1,221	5,471	$ 12,382	$ 67,572

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA
DESIIO-USAN-0512
1.791868.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Capital Development Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.61%
Actual		$ 1,000.00	$ 1,219.40	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.95	$ 3.08
Class A	.95%
Actual		$ 1,000.00	$ 1,217.60	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.25	$ 4.80
Class T	1.46%
Actual		$ 1,000.00	$ 1,215.50	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.36
Class B	1.90%
Actual		$ 1,000.00	$ 1,212.50	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.86%
Actual		$ 1,000.00	$ 1,211.90	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,015.70	$ 9.37
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,217.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.1	6.3
Chevron Corp.	2.3	2.3
Wells Fargo & Co.	1.9	1.4
JPMorgan Chase & Co.	1.9	1.3
Exxon Mobil Corp.	1.4	1.0
Ross Stores, Inc.	1.4	1.1
TJX Companies, Inc.	1.4	1.2
Citigroup, Inc.	1.3	0.0
Wal-Mart Stores, Inc.	1.1	0.0
Amazon.com, Inc.	1.1	1.2
	19.9
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	22.2
Consumer Discretionary	19.1	14.6
Energy	11.7	10.1
Financials	11.6	7.3
Consumer Staples	10.8	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 99.6%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	22.0%	** Foreign investments	22.8%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.3%
Tenneco, Inc. (a)	40,000	$ 1,486,000
TRW Automotive Holdings Corp. (a)	170,200	7,905,790
		9,391,790
Automobiles - 0.6%
Bajaj Auto Ltd.	250,000	8,254,499
Ford Motor Co.	250,000	3,122,500
PT Astra International Tbk	100,000	808,725
Tesla Motors, Inc. (a)(d)	119,400	4,446,456
		16,632,180
Distributors - 0.7%
Li & Fung Ltd.	8,780,000	20,147,780
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	6,385,717
Collectors Universe, Inc.	100,000	1,724,000
		8,109,717
Hotels, Restaurants & Leisure - 0.9%
Bravo Brio Restaurant Group, Inc. (a)	113,800	2,271,448
Dunkin' Brands Group, Inc.	110,800	3,336,188
Jubilant Foodworks Ltd. (a)	100,000	2,313,207
McDonald's Corp.	30,000	2,943,000
Starbucks Corp.	100,000	5,589,000
The Cheesecake Factory, Inc. (a)	20,000	587,800
Tim Hortons, Inc. (Canada)	154,000	8,237,622
		25,278,265
Household Durables - 0.0%
Toll Brothers, Inc. (a)	53,700	1,288,263
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	146,100	29,586,711
Priceline.com, Inc. (a)	9,600	6,888,000
Start Today Co. Ltd. (d)	388,100	7,164,907
		43,639,618
Leisure Equipment & Products - 0.5%
Bauer Performance Sports Ltd. (e)	817,600	6,147,060
Hasbro, Inc.	238,600	8,761,392
		14,908,452
Media - 1.4%
Comcast Corp. Class A	100,000	3,001,000
Pandora Media, Inc. (d)	353,000	3,604,130
The Walt Disney Co.	665,200	29,122,456
Time Warner, Inc.	100,000	3,775,000
		39,502,586
Multiline Retail - 2.2%
Dollar General Corp. (a)	186,300	8,607,060
Dollar Tree, Inc. (a)	60,000	5,669,400
Dollarama, Inc.	471,000	21,964,734
Marisa Lojas SA	600,000	8,165,612

	Shares	Value
Springland International Holdings Ltd.	1,750,000	$ 1,266,483
Target Corp.	256,000	14,917,120
		60,590,409
Specialty Retail - 5.6%
Ascena Retail Group, Inc. (a)	100,000	4,432,000
AutoZone, Inc. (a)	44,700	16,619,460
Charming Shoppes, Inc. (a)	350,000	2,065,000
China ZhengTong Auto Services Holdings Ltd. (a)	504,000	504,935
Destination Maternity Corp.	383,100	7,114,167
Dick's Sporting Goods, Inc.	150,000	7,212,000
Express, Inc. (a)	23,600	589,528
Guess?, Inc.	221,000	6,906,250
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,421,562
Kirkland's, Inc. (a)	95,241	1,540,999
Limited Brands, Inc.	263,600	12,652,800
New York & Co., Inc. (a)	1,449,187	5,405,468
PT ACE Hardware Indonesia Tbk	8,999,000	4,379,421
Ross Stores, Inc.	686,070	39,860,667
Sally Beauty Holdings, Inc. (a)	194,400	4,821,120
SuperGroup PLC (a)(d)	218,200	2,149,907
Teavana Holdings, Inc. (a)	20,000	394,400
TJX Companies, Inc.	995,900	39,547,189
		157,616,873
Textiles, Apparel & Luxury Goods - 5.0%
Arezzo Industria e Comercio SA	14,000	243,435
Bosideng International Holdings Ltd.	13,500,000	4,224,400
Coach, Inc.	100,000	7,728,000
Daphne International Holdings Ltd.	3,000,000	4,110,436
Gildan Activewear, Inc.	100,000	2,751,742
Liz Claiborne, Inc. (a)(d)	1,025,000	13,694,000
lululemon athletica, Inc. (a)	105,842	7,904,281
Michael Kors Holdings Ltd.	231,000	10,762,290
NIKE, Inc. Class B	100,000	10,844,000
PVH Corp.	186,400	16,651,112
Ralph Lauren Corp.	82,500	14,382,225
Samsonite International SA	1,307,700	2,377,759
Steven Madden Ltd. (a)	316,903	13,547,603
Vera Bradley, Inc. (a)(d)	223,762	6,755,375
VF Corp.	84,653	12,357,645
Warnaco Group, Inc. (a)	186,900	10,914,960
		139,249,263
TOTAL CONSUMER DISCRETIONARY		536,355,196
CONSUMER STAPLES - 10.8%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	83,846	6,106,176
Anheuser-Busch InBev SA NV:
ADR	65,000	4,726,800
(strip VVPR) (a)	160,000	640
Beam, Inc.	230,000	13,471,100
Dr Pepper Snapple Group, Inc.	352,400	14,170,004
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	300,200	$ 18,639,418
United Breweries Ltd.	63,029	668,409
		57,782,547
Food & Staples Retailing - 2.5%
Drogasil SA	983,666	9,562,185
Fresh Market, Inc. (a)(d)	137,800	6,607,510
PriceSmart, Inc.	149,300	10,870,533
Wal-Mart Stores, Inc.	521,300	31,903,560
Whole Foods Market, Inc.	140,000	11,648,000
		70,591,788
Food Products - 1.4%
Annie's, Inc.	2,400	83,616
Biostime International Holdings Ltd.	2,478,000	6,375,610
Green Mountain Coffee Roasters, Inc. (a)	166,999	7,822,233
Kraft Foods, Inc. Class A	270,000	10,262,700
Orion Corp.	10,000	7,024,979
TreeHouse Foods, Inc. (a)	131,500	7,824,250
		39,393,388
Household Products - 1.2%
Colgate-Palmolive Co.	197,400	19,301,772
Procter & Gamble Co.	238,300	16,016,143
		35,317,915
Personal Products - 1.4%
Herbalife Ltd.	370,260	25,481,293
Nu Skin Enterprises, Inc. Class A	232,263	13,450,350
		38,931,643
Tobacco - 2.2%
Altria Group, Inc.	50,000	1,543,500
British American Tobacco PLC:
(United Kingdom)	200,000	10,074,920
sponsored ADR	60,000	6,073,200
Imperial Tobacco Group PLC	100,000	4,054,733
Lorillard, Inc.	131,100	16,974,828
Philip Morris International, Inc.	257,900	22,852,519
		61,573,700
TOTAL CONSUMER STAPLES		303,590,981
ENERGY - 11.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	285,834	11,987,878
Cameron International Corp. (a)	67,000	3,539,610
Halliburton Co.	722,900	23,993,051
Nabors Industries Ltd. (a)	272,800	4,771,272
National Oilwell Varco, Inc.	100,000	7,947,000
Rowan Companies, Inc. (a)	142,900	4,705,697
Schlumberger Ltd.	40,000	2,797,200

	Shares	Value
Transocean Ltd. (United States)	150,000	$ 8,205,000
Tuscany International Drilling, Inc. (a)(e)	7,000,000	5,262,894
		73,209,602
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	170,500	13,356,970
Apache Corp.	214,100	21,504,204
Bellatrix Exploration Ltd. (a)	915,600	4,827,884
Bumi PLC	495,058	4,960,911
Chevron Corp.	600,900	64,440,516
ConocoPhillips	175,700	13,354,957
Crestwood Midstream Partners LP	100,000	2,851,000
Crown Point Ventures Ltd. (e)	419,300	584,258
Enbridge Energy Partners LP	150,000	4,645,500
Energy Partners Ltd. (a)(d)	841,100	13,970,671
Enterprise Products Partners LP	113,200	5,713,204
Exxon Mobil Corp.	468,000	40,589,640
Hess Corp.	95,300	5,617,935
HollyFrontier Corp.	336,770	10,827,156
Madalena Ventures, Inc. (a)	9,484,500	8,747,171
Madalena Ventures, Inc. (e)	324,500	299,273
Marathon Petroleum Corp.	86,900	3,767,984
Noble Energy, Inc.	38,100	3,725,418
Occidental Petroleum Corp.	156,800	14,932,064
Williams Companies, Inc.	415,558	12,803,342
WPX Energy, Inc.	124,600	2,244,046
		253,764,104
TOTAL ENERGY		326,973,706
FINANCIALS - 11.6%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	69,900	8,693,463
Invesco Ltd.	423,300	11,289,411
Morgan Stanley	800,000	15,712,000
State Street Corp.	320,000	14,560,000
		50,254,874
Commercial Banks - 3.2%
BSB Bancorp, Inc.	100,000	1,121,000
CIT Group, Inc. (a)	100,000	4,124,000
HDFC Bank Ltd.	573,925	5,861,545
HDFC Bank Ltd. sponsored ADR	100,000	3,410,000
Huntington Bancshares, Inc.	797,600	5,144,520
PNC Financial Services Group, Inc.	100,000	6,449,000
Regions Financial Corp.	700,000	4,613,000
SunTrust Banks, Inc.	200,000	4,834,000
Wells Fargo & Co.	1,572,650	53,690,271
		89,247,336
Consumer Finance - 1.3%
Capital One Financial Corp.	300,000	16,722,000
Discover Financial Services	605,400	20,184,036
		36,906,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Citigroup, Inc.	992,900	$ 36,290,495
JPMorgan Chase & Co.	1,147,800	52,775,844
		89,066,339
Insurance - 1.1%
ACE Ltd.	40,000	2,928,000
Berkshire Hathaway, Inc. Class A (a)	66	8,045,400
Intact Financial Corp. (a)(e)	120,000	7,221,292
Lincoln National Corp.	303,400	7,997,624
Platinum Underwriters Holdings Ltd.	98,167	3,583,096
		29,775,412
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	312,700	5,916,284
Dundee (REIT) (e)	600,000	6,080,898
Simon Property Group, Inc.	25,000	3,642,000
		15,639,182
Real Estate Management & Development - 0.5%
DLF Ltd.	1,580,000	6,269,348
Iguatemi Empresa de Shopping Centers SA	295,000	6,785,509
		13,054,857
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,390,432
TOTAL FINANCIALS		325,334,468
HEALTH CARE - 8.7%
Biotechnology - 1.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,610,684
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	667,162	56,300
Alexion Pharmaceuticals, Inc. (a)	145,112	13,475,100
Amgen, Inc.	18,315	1,245,237
AVEO Pharmaceuticals, Inc. (a)	405,900	5,037,219
Clovis Oncology, Inc.	28,400	722,780
Dynavax Technologies Corp. (a)	2,218,511	11,225,666
ImmunoGen, Inc. (a)	164,623	2,368,925
NPS Pharmaceuticals, Inc. (a)	28,900	197,676
Theravance, Inc. (a)	125,000	2,437,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,549,880
		40,926,967
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	288,900	17,270,442
Boston Scientific Corp. (a)	819,800	4,902,404
Covidien PLC	313,400	17,136,712
Insulet Corp. (a)	100,000	1,914,000
Sirona Dental Systems, Inc. (a)	180,000	9,277,200
		50,500,758

	Shares	Value
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	50,000	$ 998,500
Express Scripts, Inc. (a)	70,000	3,792,600
Hanger Orthopedic Group, Inc. (a)	621,338	13,582,449
Humana, Inc.	100,000	9,248,000
McKesson Corp.	154,700	13,578,019
UnitedHealth Group, Inc.	230,000	13,556,200
WellPoint, Inc.	220,000	16,236,000
		70,991,768
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	874,616
Pharmaceuticals - 2.9%
Abbott Laboratories	197,900	12,129,291
Allergan, Inc.	106,400	10,153,752
Eli Lilly & Co.	200,000	8,054,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,206,550
Johnson & Johnson	190,000	12,532,400
Meda AB (A Shares)	500,000	4,768,598
Merck & Co., Inc.	100,000	3,840,000
PT Kalbe Farma Tbk	11,000,000	4,270,547
Shire PLC	400,000	12,798,550
ViroPharma, Inc. (a)	100,000	3,007,000
		80,760,688
TOTAL HEALTH CARE		244,054,797
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	166,083	11,868,291
Honeywell International, Inc.	449,367	27,433,855
Precision Castparts Corp.	16,000	2,766,400
Textron, Inc.	410,200	11,415,866
Ultra Electronics Holdings PLC	120,000	3,357,031
United Technologies Corp.	346,500	28,738,710
		85,580,153
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	14,594,176
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	285,000	6,289,950
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	11,214,242
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,548,848
Foster Wheeler AG (a)	330,000	7,510,800
Jacobs Engineering Group, Inc. (a)	98,600	4,374,882
MYR Group, Inc. (a)	120,000	2,143,200
		22,577,730
Electrical Equipment - 0.4%
Fushi Copperweld, Inc. (a)	303,500	2,291,425
GrafTech International Ltd. (a)	321,900	3,843,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)(d)	120,000	$ 4,219,200
Regal-Beloit Corp.	28,000	1,835,400
		12,189,511
Industrial Conglomerates - 0.2%
Danaher Corp.	21,900	1,226,400
Max India Ltd. (a)	800,000	2,660,635
		3,887,035
Machinery - 0.7%
Caterpillar, Inc.	30,000	3,195,600
Cummins, Inc.	14,100	1,692,564
Jain Irrigation Systems Ltd.	301,378	583,551
Jain Irrigation Systems Ltd. DVR (a)	15,068	14,210
Pall Corp.	184,000	10,971,920
Westport Innovations, Inc. (a)(d)	100,000	4,092,000
		20,549,845
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	356,400	10,741,896
Qualicorp SA	425,000	3,642,624
		14,384,520
Road & Rail - 1.8%
CSX Corp.	590,000	12,696,800
Norfolk Southern Corp.	205,000	13,495,150
Union Pacific Corp.	213,500	22,946,980
		49,138,930
Trading Companies & Distributors - 0.1%
Superior Plus Corp.	350,000	2,610,395
TOTAL INDUSTRIALS		243,016,487
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	229,000	11,640,070
Nokia Corp. sponsored ADR (d)	500,000	2,745,000
QUALCOMM, Inc.	297,900	20,263,158
		34,648,228
Computers & Peripherals - 6.4%
Apple, Inc. (a)	285,200	170,968,840
EMC Corp. (a)	100,000	2,988,000
SanDisk Corp. (a)	114,000	5,653,260
		179,610,100
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	175,700	4,413,584
SYNNEX Corp. (a)	212,900	8,120,006
		12,533,590
Internet Software & Services - 3.1%
Angie's List, Inc. (d)	483,900	9,140,871
Blinkx PLC (a)	4,266,981	4,163,272
Cornerstone OnDemand, Inc.	150,000	3,276,000

	Shares	Value
Demandware, Inc.	4,200	$ 125,160
eBay, Inc. (a)	97,300	3,589,397
Google, Inc. Class A (a)	45,400	29,112,296
Mail.ru Group Ltd. GDR (a)(e)	241,200	9,515,340
Open Text Corp. (a)	182,500	11,158,012
Rackspace Hosting, Inc. (a)	158,600	9,165,494
Support.com, Inc. (a)	857,200	2,700,180
Velti PLC (a)	378,800	5,132,740
		87,078,762
IT Services - 3.0%
Cardtronics, Inc. (a)	219,100	5,751,375
Cognizant Technology Solutions Corp. Class A (a)	200,500	15,428,475
IBM Corp.	59,400	12,393,810
MasterCard, Inc. Class A	46,900	19,723,326
Redecard SA	150,000	2,912,183
Vantiv, Inc.	248,700	4,881,981
Visa, Inc. Class A	202,500	23,895,000
		84,986,150
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,924,000
ARM Holdings PLC	1,803,500	17,015,109
ARM Holdings PLC sponsored ADR	992,900	28,089,141
Avago Technologies Ltd.	225,000	8,768,250
Cymer, Inc. (a)	60,000	3,000,000
NVIDIA Corp. (a)	505,458	7,778,999
STMicroelectronics NV (NY Shares) unit (d)	1,000,000	8,190,000
Texas Instruments, Inc.	350,000	11,763,500
		86,528,999
Software - 3.3%
Citrix Systems, Inc. (a)	143,600	11,331,476
MICROS Systems, Inc. (a)	280,400	15,503,316
Oracle Corp.	990,500	28,882,980
salesforce.com, Inc. (a)	90,100	13,921,351
Solera Holdings, Inc.	296,900	13,624,741
Taleo Corp. Class A (a)	122,300	5,617,239
VMware, Inc. Class A (a)	20,000	2,247,400
		91,128,503
TOTAL INFORMATION TECHNOLOGY		576,514,332
MATERIALS - 7.9%
Chemicals - 2.0%
Agrium, Inc.	100,000	8,630,144
Ashland, Inc.	203,900	12,450,134
CF Industries Holdings, Inc.	34,000	6,210,100
Monsanto Co.	189,000	15,074,640
Rockwood Holdings, Inc. (a)	100,000	5,215,000
Sigma Aldrich Corp.	20,000	1,461,200
The Mosaic Co.	120,000	6,634,800
		55,676,018
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 5.9%
Agnico-Eagle Mines Ltd. (Canada)	561,000	$ 18,693,439
Alamos Gold, Inc.	420,000	7,709,087
Allied Nevada Gold Corp. (a)	120,000	3,903,600
ArcelorMittal SA Class A unit (d)	265,000	5,069,450
Barrick Gold Corp.	321,300	13,962,563
Carpenter Technology Corp.	185,300	9,678,219
Coeur d'Alene Mines Corp. (a)	93,946	2,230,278
Compass Minerals International, Inc.	96,000	6,887,040
Detour Gold Corp. (a)(e)	175,000	4,362,939
Eldorado Gold Corp.	520,000	7,141,497
Goldcorp, Inc.	605,700	27,299,155
Ivanhoe Mines Ltd. (a)	500,000	7,864,267
Newcrest Mining Ltd.	655,091	20,134,303
Newmont Mining Corp.	258,300	13,243,041
Pretium Resources, Inc. (a)	380,000	5,432,109
Royal Gold, Inc.	37,800	2,465,316
Sabina Gold & Silver Corp. (a)	2,180,000	6,097,138
Silver Wheaton Corp.	135,425	4,490,862
		166,664,303
TOTAL MATERIALS		222,340,321
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	120,900	3,775,707
Telenor ASA	100,000	1,854,193
		5,629,900
UTILITIES - 0.3%
Electric Utilities - 0.1%
Duke Energy Corp.	160,000	3,361,600
Gas Utilities - 0.2%
ONEOK, Inc.	50,000	4,083,000
TOTAL UTILITIES		7,444,600
TOTAL COMMON STOCKS (Cost $2,367,704,348)		2,791,254,788
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $4,280,766)	611,538	3,406,878
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	3,085,668	$ 3,085,668
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,619,432	49,619,432
TOTAL MONEY MARKET FUNDS (Cost $52,705,100)		52,705,100
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,424,690,214)		2,847,366,766
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(45,237,225)
NET ASSETS - 100%		$ 2,802,129,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,473,954 or 1.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,406,878 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,958
Fidelity Securities Lending Cash Central Fund	1,570,480
Total	$ 1,574,438
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,355,196	$ 529,190,289	$ 7,164,907	$ -
Consumer Staples	303,590,981	287,409,885	16,181,096	-
Energy	326,973,706	326,973,706	-	-
Financials	325,334,468	319,472,923	5,861,545	-
Health Care	247,461,675	231,199,947	16,261,728	-
Industrials	243,016,487	243,016,487	-	-
Information Technology	576,514,332	559,499,223	17,015,109	-
Materials	222,340,321	222,340,321	-	-
Telecommunication Services	5,629,900	5,629,900	-	-
Utilities	7,444,600	7,444,600	-	-
Money Market Funds	52,705,100	52,705,100	-	-
Total Investments in Securities:	$ 2,847,366,766	$ 2,784,882,381	$ 62,484,385	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,280,766
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,280,766)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Canada	7.2%
United Kingdom	3.2%
Cayman Islands	1.5%
Bermuda	1.5%
Brazil	1.4%
India	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,596,582) - See accompanying schedule: Unaffiliated issuers (cost $2,371,985,114)	$ 2,794,661,666
Fidelity Central Funds (cost $52,705,100)	52,705,100
Total Investments (cost $2,424,690,214)		$ 2,847,366,766
Foreign currency held at value (cost $1,217,204)		1,217,204
Receivable for investments sold		13,126,530
Receivable for fund shares sold		88,485
Dividends receivable		2,547,973
Distributions receivable from Fidelity Central Funds		327,506
Prepaid expenses		3,793
Other receivables		599,780
Total assets		2,865,278,037

Liabilities
Payable for investments purchased	$ 10,482,543
Payable for fund shares redeemed	1,329,020
Accrued management fee	1,297,016
Distribution and service plan fees payable	70,463
Other affiliated payables	200,195
Other payables and accrued expenses	149,827
Collateral on securities loaned, at value	49,619,432
Total liabilities		63,148,496

Net Assets		$ 2,802,129,541
Net Assets consist of:
Paid in capital		$ 2,923,429,001
Undistributed net investment income		6,148,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(550,029,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		422,581,050
Net Assets		$ 2,802,129,541

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,467,864,564 ÷ 210,674,299 shares)	$ 11.71

Class A: Net Asset Value and redemption price per share ($331,627,713 ÷ 29,001,878 shares)	$ 11.43

Maximum offering price per share (100/94.25 of $11.43)	$ 12.13
Class T: Net Asset Value and redemption price per share ($883,608 ÷ 78,348 shares)	$ 11.28

Maximum offering price per share (100/96.50 of $11.28)	$ 11.69
Class B: Net Asset Value and offering price per share ($275,459 ÷ 24,878 shares)A	$ 11.07

Class C: Net Asset Value and offering price per share ($1,222,136 ÷ 110,657 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($256,061 ÷ 21,754 shares)	$ 11.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 18,892,651
Interest		3,435
Income from Fidelity Central Funds (including $1,570,480 from security lending)		1,574,438
Total income		20,470,524

Expenses
Management fee	$ 7,357,883
Transfer agent fees	205,902
Distribution and service plan fees	396,492
Accounting and security lending fees	394,980
Custodian fees and expenses	56,506
Independent trustees' compensation	8,457
Appreciation in deferred trustee compensation account	87
Registration fees	31,309
Audit	40,427
Legal	12,281
Interest	1,609
Miscellaneous	14,408
Total expenses before reductions	8,520,341
Expense reductions	(80,108)	8,440,233
Net investment income (loss)		12,030,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,683,270
Foreign currency transactions	(130,906)
Total net realized gain (loss)		51,552,364
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,388)	458,803,922
Assets and liabilities in foreign currencies	21,295
Total change in net unrealized appreciation (depreciation)		458,825,217
Net gain (loss)		510,377,581
Net increase (decrease) in net assets resulting from operations		$ 522,407,872

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,030,291	$ 12,889,146
Net realized gain (loss)	51,552,364	474,496,398
Change in net unrealized appreciation (depreciation)	458,825,217	(369,217,801)
Net increase (decrease) in net assets resulting from operations	522,407,872	118,167,743
Distributions to shareholders from net investment income	(14,797,617)	(13,403,529)
Distributions to shareholders from net realized gain	(1,987,904)	(1,434,540)
Total distributions	(16,785,521)	(14,838,069)
Share transactions - net increase (decrease)	(140,454,374)	(493,501,394)
Total increase (decrease) in net assets	365,167,977	(390,171,720)

Net Assets
Beginning of period	2,436,961,564	2,827,133,284
End of period (including undistributed net investment income of $6,148,884 and undistributed net investment income of $8,916,210, respectively)	$ 2,802,129,541	$ 2,436,961,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Income from Investment Operations
Net investment income (loss) E	.05	.05	.04	.09	.08	.12
Net realized and unrealized gain (loss)	2.06	.18	.93	(.95)	(2.86)	2.25
Total from investment operations	2.11	.23	.97	(.86)	(2.78)	2.37
Distributions from net investment income	(.06)	(.05)	(.07)	(.09)	(.11)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.07)	(.06)	(.08)	(.10) J	(2.02) I	(.91)
Net asset value, end of period	$ 11.71	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Total Return B, C, D	21.94%	2.33%	11.31%	(8.77)%	(22.45)%	19.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of fee waivers, if any	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of all reductions	.60% A	.59%	.60%	.60%	.58%	.59%
Net investment income (loss)	.95% A	.48%	.44%	1.33%	.64%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,467,865	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Income from Investment Operations
Net investment income (loss) F	.03	.01	.01	.06	.03	.07
Net realized and unrealized gain (loss)	2.02	.17	.90	(.93)	(2.78)	2.19
Total from investment operations	2.05	.18	.91	(.87)	(2.75)	2.26
Distributions from net investment income	(.03)	(.01)	(.04)	(.05)	(.06)	(.09)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.04)	(.02)	(.04) L	(.06) K	(1.97) J	(.86)
Net asset value, end of period	$ 11.43	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Total Return B, C, D, E	21.76%	1.91%	10.94%	(9.18)%	(22.73)%	18.90%
Ratios to Average Net Assets G, I
Expenses before reductions	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of all reductions	.94% A	.94%	.97%	1.01%	.97%	.98%
Net investment income (loss)	.61% A	.13%	.07%	.92%	.25%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,628	$ 284,072	$ 315,290	$ 380,175	$ 379,162	$ 471,593
Portfolio turnover rate H	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.197 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.04)	.03	(.02)	.01
Net realized and unrealized gain (loss)	1.99	.17	.90	(.93)	(2.76)	2.19
Total from investment operations	2.00	.13	.86	(.90)	(2.78)	2.20
Distributions from net investment income	-	-	-	(.03)	(.01)	(.09)
Distributions from net realized gain	-	-	-	(.01)	(1.91)	(.77)
Total distributions	-	-	-	(.03) J	(1.91) I	(.86)
Net asset value, end of period	$ 11.28	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Total Return B, C, D	21.55%	1.42%	10.37%	(9.65)%	(23.06)%	18.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of fee waivers, if any	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of all reductions	1.45% A	1.43%	1.46%	1.47%	1.40%	1.42%
Net investment income (loss)	.10% A	(.37)%	(.43)%	.47%	(.18)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884	$ 739	$ 760	$ 978	$ 1,013	$ 1,063
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.08)	- J	(.08)	(.05)
Net realized and unrealized gain (loss)	1.96	.17	.90	(.92)	(2.74)	2.18
Total from investment operations	1.94	.08	.82	(.92)	(2.82)	2.13
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	-	-	-	-	(1.86)	(.77)
Total distributions	-	-	-	-	(1.86) K	(.81)
Net asset value, end of period	$ 11.07	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Total Return B, C, D	21.25%	.88%	9.96%	(10.05)%	(23.45)%	17.92%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of all reductions	1.90% A	1.89%	1.91%	1.93%	1.88%	1.90%
Net investment income (loss)	(.35)% A	(.82)%	(.88)%	-% H	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275	$ 296	$ 368	$ 384	$ 399	$ 466
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	- I	(.08)	(.05)
Net realized and unrealized gain (loss)	1.95	.17	.88	(.92)	(2.73)	2.18
Total from investment operations	1.93	.09	.81	(.92)	(2.81)	2.13
Distributions from net investment income	-	-	-	(.02)	-	(.04)
Distributions from net realized gain	-	-	-	(.01)	(1.88)	(.77)
Total distributions	-	-	-	(.03) K	(1.88) J	(.81)
Net asset value, end of period	$ 11.04	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Total Return B, C, D	21.19%	1.00%	9.87%	(10.00)%	(23.39)%	17.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of fee waivers, if any	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of all reductions	1.86% A	1.85%	1.89%	1.92%	1.89%	1.90%
Net investment income (loss)	(.31)% A	(.79)%	(.85)%	.01%	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,222	$ 1,007	$ 904	$ 1,042	$ 522	$ 458
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.04	.02	.02	.08	.06	.11
Net realized and unrealized gain (loss)	2.07	.18	.93	(.96)	(2.84)	2.23
Total from investment operations	2.11	.20	.95	(.88)	(2.78)	2.34
Distributions from net investment income	(.04)	(.02)	-	(.07)	(.09)	(.14)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(1.91)	(.77)
Total distributions	(.05)	(.03)	-	(.08) I	(2.00) H	(.91)
Net asset value, end of period	$ 11.77	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Total Return B, C	21.79%	2.04%	11.06%	(8.99)%	(22.48)%	19.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of fee waivers, if any	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of all reductions	.90% A	.86%	.87%	.79%	.73%	.69%
Net investment income (loss)	.66% A	.21%	.17%	1.14%	.50%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 199	$ 144	$ 83	$ 1,720	$ 2,422
Portfolio turnover rate F	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,676,604
Gross unrealized depreciation	(139,051,838)
Net unrealized appreciation (depreciation) on securities and other investments	$ 408,624,766

Tax cost	$ 2,438,742,000

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (193,483,438)
2018	(394,048,039)
Total capital loss carryforward	$ (587,531,477)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $771,930,757 and $879,366,199, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 387,382	$ 73,126
Class T	.25%	.25%	2,052	3
Class B	.75%	.25%	1,568	1,176
Class C	.75%	.25%	5,490	660
			$ 396,492	$ 74,965

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,126
Class T	362
Class B*	231
Class C*	6
$ 1,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,287	.00**
Class A	149,875.10
Class T	1,462.36
Class B	474.30
Class C	1,455.26
Institutional Class	349.30
	$ 205,902

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,501 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,282,000.32%		$ 1,609

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,695 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $11,754 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $80,108 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 13,990,271	$ 12,938,394
Class A	806,408	464,873
Institutional Class	938	262
Total	$ 14,797,617	$ 13,403,529
From net realized gain
Class O	$ 1,748,785	$ 1,268,450
Class A	238,936	166,030
Institutional Class	183	60
Total	$ 1,987,904	$ 1,434,540

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	5,766,239	17,803,161	$ 61,104,125	$ 192,182,610
Reinvestment of distributions	1,358,758	1,164,568	14,049,598	12,367,592
Shares redeemed	(18,927,585)	(60,629,604)	(203,098,408)	(656,933,276)
Net increase (decrease)	(11,802,588)	(41,661,875)	$ (127,944,685)	$ (452,383,074)
Class A
Shares sold	2,109,369	5,497,025	$ 21,796,078	$ 58,139,464
Reinvestment of distributions	83,408	40,475	842,414	420,128
Shares redeemed	(3,348,541)	(9,432,016)	(35,069,371)	(99,765,111)
Net increase (decrease)	(1,155,764)	(3,894,516)	$ (12,430,879)	$ (41,205,519)
Class T
Shares sold	4,302	35,679	$ 43,822	$ 380,946
Shares redeemed	(5,530)	(39,089)	(58,205)	(398,747)
Net increase (decrease)	(1,228)	(3,410)	$ (14,383)	$ (17,801)
Class B
Shares sold	-	2,780	$ 30	$ 29,824
Shares redeemed	(7,544)	(11,021)	(81,744)	(112,214)
Net increase (decrease)	(7,544)	(8,241)	$ (81,714)	$ (82,390)
Class C
Shares sold	7,957	32,216	$ 84,014	$ 334,681
Shares redeemed	(7,857)	(21,851)	(79,109)	(214,863)
Net increase (decrease)	100	10,365	$ 4,905	$ 119,818
Institutional Class
Shares sold	9,872	14,847	$ 102,776	$ 163,346
Reinvestment of distributions	98	29	1,016	312
Shares redeemed	(8,749)	(9,405)	(91,410)	(96,086)
Net increase (decrease)	1,221	5,471	$ 12,382	$ 67,572

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESII-USAN-0512
1.814758.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Capital Development Fund -

Institutional Class

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class O	.61%
Actual		$ 1,000.00	$ 1,219.40	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.95	$ 3.08
Class A	.95%
Actual		$ 1,000.00	$ 1,217.60	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,020.25	$ 4.80
Class T	1.46%
Actual		$ 1,000.00	$ 1,215.50	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.36
Class B	1.90%
Actual		$ 1,000.00	$ 1,212.50	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.86%
Actual		$ 1,000.00	$ 1,211.90	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,015.70	$ 9.37
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,217.90	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.1	6.3
Chevron Corp.	2.3	2.3
Wells Fargo & Co.	1.9	1.4
JPMorgan Chase & Co.	1.9	1.3
Exxon Mobil Corp.	1.4	1.0
Ross Stores, Inc.	1.4	1.1
TJX Companies, Inc.	1.4	1.2
Citigroup, Inc.	1.3	0.0
Wal-Mart Stores, Inc.	1.1	0.0
Amazon.com, Inc.	1.1	1.2
	19.9
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	22.2
Consumer Discretionary	19.1	14.6
Energy	11.7	10.1
Financials	11.6	7.3
Consumer Staples	10.8	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 99.6%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	22.0%	** Foreign investments	22.8%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.3%
Tenneco, Inc. (a)	40,000	$ 1,486,000
TRW Automotive Holdings Corp. (a)	170,200	7,905,790
		9,391,790
Automobiles - 0.6%
Bajaj Auto Ltd.	250,000	8,254,499
Ford Motor Co.	250,000	3,122,500
PT Astra International Tbk	100,000	808,725
Tesla Motors, Inc. (a)(d)	119,400	4,446,456
		16,632,180
Distributors - 0.7%
Li & Fung Ltd.	8,780,000	20,147,780
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	6,385,717
Collectors Universe, Inc.	100,000	1,724,000
		8,109,717
Hotels, Restaurants & Leisure - 0.9%
Bravo Brio Restaurant Group, Inc. (a)	113,800	2,271,448
Dunkin' Brands Group, Inc.	110,800	3,336,188
Jubilant Foodworks Ltd. (a)	100,000	2,313,207
McDonald's Corp.	30,000	2,943,000
Starbucks Corp.	100,000	5,589,000
The Cheesecake Factory, Inc. (a)	20,000	587,800
Tim Hortons, Inc. (Canada)	154,000	8,237,622
		25,278,265
Household Durables - 0.0%
Toll Brothers, Inc. (a)	53,700	1,288,263
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	146,100	29,586,711
Priceline.com, Inc. (a)	9,600	6,888,000
Start Today Co. Ltd. (d)	388,100	7,164,907
		43,639,618
Leisure Equipment & Products - 0.5%
Bauer Performance Sports Ltd. (e)	817,600	6,147,060
Hasbro, Inc.	238,600	8,761,392
		14,908,452
Media - 1.4%
Comcast Corp. Class A	100,000	3,001,000
Pandora Media, Inc. (d)	353,000	3,604,130
The Walt Disney Co.	665,200	29,122,456
Time Warner, Inc.	100,000	3,775,000
		39,502,586
Multiline Retail - 2.2%
Dollar General Corp. (a)	186,300	8,607,060
Dollar Tree, Inc. (a)	60,000	5,669,400
Dollarama, Inc.	471,000	21,964,734
Marisa Lojas SA	600,000	8,165,612

	Shares	Value
Springland International Holdings Ltd.	1,750,000	$ 1,266,483
Target Corp.	256,000	14,917,120
		60,590,409
Specialty Retail - 5.6%
Ascena Retail Group, Inc. (a)	100,000	4,432,000
AutoZone, Inc. (a)	44,700	16,619,460
Charming Shoppes, Inc. (a)	350,000	2,065,000
China ZhengTong Auto Services Holdings Ltd. (a)	504,000	504,935
Destination Maternity Corp.	383,100	7,114,167
Dick's Sporting Goods, Inc.	150,000	7,212,000
Express, Inc. (a)	23,600	589,528
Guess?, Inc.	221,000	6,906,250
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,421,562
Kirkland's, Inc. (a)	95,241	1,540,999
Limited Brands, Inc.	263,600	12,652,800
New York & Co., Inc. (a)	1,449,187	5,405,468
PT ACE Hardware Indonesia Tbk	8,999,000	4,379,421
Ross Stores, Inc.	686,070	39,860,667
Sally Beauty Holdings, Inc. (a)	194,400	4,821,120
SuperGroup PLC (a)(d)	218,200	2,149,907
Teavana Holdings, Inc. (a)	20,000	394,400
TJX Companies, Inc.	995,900	39,547,189
		157,616,873
Textiles, Apparel & Luxury Goods - 5.0%
Arezzo Industria e Comercio SA	14,000	243,435
Bosideng International Holdings Ltd.	13,500,000	4,224,400
Coach, Inc.	100,000	7,728,000
Daphne International Holdings Ltd.	3,000,000	4,110,436
Gildan Activewear, Inc.	100,000	2,751,742
Liz Claiborne, Inc. (a)(d)	1,025,000	13,694,000
lululemon athletica, Inc. (a)	105,842	7,904,281
Michael Kors Holdings Ltd.	231,000	10,762,290
NIKE, Inc. Class B	100,000	10,844,000
PVH Corp.	186,400	16,651,112
Ralph Lauren Corp.	82,500	14,382,225
Samsonite International SA	1,307,700	2,377,759
Steven Madden Ltd. (a)	316,903	13,547,603
Vera Bradley, Inc. (a)(d)	223,762	6,755,375
VF Corp.	84,653	12,357,645
Warnaco Group, Inc. (a)	186,900	10,914,960
		139,249,263
TOTAL CONSUMER DISCRETIONARY		536,355,196
CONSUMER STAPLES - 10.8%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	83,846	6,106,176
Anheuser-Busch InBev SA NV:
ADR	65,000	4,726,800
(strip VVPR) (a)	160,000	640
Beam, Inc.	230,000	13,471,100
Dr Pepper Snapple Group, Inc.	352,400	14,170,004
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	300,200	$ 18,639,418
United Breweries Ltd.	63,029	668,409
		57,782,547
Food & Staples Retailing - 2.5%
Drogasil SA	983,666	9,562,185
Fresh Market, Inc. (a)(d)	137,800	6,607,510
PriceSmart, Inc.	149,300	10,870,533
Wal-Mart Stores, Inc.	521,300	31,903,560
Whole Foods Market, Inc.	140,000	11,648,000
		70,591,788
Food Products - 1.4%
Annie's, Inc.	2,400	83,616
Biostime International Holdings Ltd.	2,478,000	6,375,610
Green Mountain Coffee Roasters, Inc. (a)	166,999	7,822,233
Kraft Foods, Inc. Class A	270,000	10,262,700
Orion Corp.	10,000	7,024,979
TreeHouse Foods, Inc. (a)	131,500	7,824,250
		39,393,388
Household Products - 1.2%
Colgate-Palmolive Co.	197,400	19,301,772
Procter & Gamble Co.	238,300	16,016,143
		35,317,915
Personal Products - 1.4%
Herbalife Ltd.	370,260	25,481,293
Nu Skin Enterprises, Inc. Class A	232,263	13,450,350
		38,931,643
Tobacco - 2.2%
Altria Group, Inc.	50,000	1,543,500
British American Tobacco PLC:
(United Kingdom)	200,000	10,074,920
sponsored ADR	60,000	6,073,200
Imperial Tobacco Group PLC	100,000	4,054,733
Lorillard, Inc.	131,100	16,974,828
Philip Morris International, Inc.	257,900	22,852,519
		61,573,700
TOTAL CONSUMER STAPLES		303,590,981
ENERGY - 11.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	285,834	11,987,878
Cameron International Corp. (a)	67,000	3,539,610
Halliburton Co.	722,900	23,993,051
Nabors Industries Ltd. (a)	272,800	4,771,272
National Oilwell Varco, Inc.	100,000	7,947,000
Rowan Companies, Inc. (a)	142,900	4,705,697
Schlumberger Ltd.	40,000	2,797,200

	Shares	Value
Transocean Ltd. (United States)	150,000	$ 8,205,000
Tuscany International Drilling, Inc. (a)(e)	7,000,000	5,262,894
		73,209,602
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	170,500	13,356,970
Apache Corp.	214,100	21,504,204
Bellatrix Exploration Ltd. (a)	915,600	4,827,884
Bumi PLC	495,058	4,960,911
Chevron Corp.	600,900	64,440,516
ConocoPhillips	175,700	13,354,957
Crestwood Midstream Partners LP	100,000	2,851,000
Crown Point Ventures Ltd. (e)	419,300	584,258
Enbridge Energy Partners LP	150,000	4,645,500
Energy Partners Ltd. (a)(d)	841,100	13,970,671
Enterprise Products Partners LP	113,200	5,713,204
Exxon Mobil Corp.	468,000	40,589,640
Hess Corp.	95,300	5,617,935
HollyFrontier Corp.	336,770	10,827,156
Madalena Ventures, Inc. (a)	9,484,500	8,747,171
Madalena Ventures, Inc. (e)	324,500	299,273
Marathon Petroleum Corp.	86,900	3,767,984
Noble Energy, Inc.	38,100	3,725,418
Occidental Petroleum Corp.	156,800	14,932,064
Williams Companies, Inc.	415,558	12,803,342
WPX Energy, Inc.	124,600	2,244,046
		253,764,104
TOTAL ENERGY		326,973,706
FINANCIALS - 11.6%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	69,900	8,693,463
Invesco Ltd.	423,300	11,289,411
Morgan Stanley	800,000	15,712,000
State Street Corp.	320,000	14,560,000
		50,254,874
Commercial Banks - 3.2%
BSB Bancorp, Inc.	100,000	1,121,000
CIT Group, Inc. (a)	100,000	4,124,000
HDFC Bank Ltd.	573,925	5,861,545
HDFC Bank Ltd. sponsored ADR	100,000	3,410,000
Huntington Bancshares, Inc.	797,600	5,144,520
PNC Financial Services Group, Inc.	100,000	6,449,000
Regions Financial Corp.	700,000	4,613,000
SunTrust Banks, Inc.	200,000	4,834,000
Wells Fargo & Co.	1,572,650	53,690,271
		89,247,336
Consumer Finance - 1.3%
Capital One Financial Corp.	300,000	16,722,000
Discover Financial Services	605,400	20,184,036
		36,906,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Citigroup, Inc.	992,900	$ 36,290,495
JPMorgan Chase & Co.	1,147,800	52,775,844
		89,066,339
Insurance - 1.1%
ACE Ltd.	40,000	2,928,000
Berkshire Hathaway, Inc. Class A (a)	66	8,045,400
Intact Financial Corp. (a)(e)	120,000	7,221,292
Lincoln National Corp.	303,400	7,997,624
Platinum Underwriters Holdings Ltd.	98,167	3,583,096
		29,775,412
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	312,700	5,916,284
Dundee (REIT) (e)	600,000	6,080,898
Simon Property Group, Inc.	25,000	3,642,000
		15,639,182
Real Estate Management & Development - 0.5%
DLF Ltd.	1,580,000	6,269,348
Iguatemi Empresa de Shopping Centers SA	295,000	6,785,509
		13,054,857
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,390,432
TOTAL FINANCIALS		325,334,468
HEALTH CARE - 8.7%
Biotechnology - 1.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,610,684
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	667,162	56,300
Alexion Pharmaceuticals, Inc. (a)	145,112	13,475,100
Amgen, Inc.	18,315	1,245,237
AVEO Pharmaceuticals, Inc. (a)	405,900	5,037,219
Clovis Oncology, Inc.	28,400	722,780
Dynavax Technologies Corp. (a)	2,218,511	11,225,666
ImmunoGen, Inc. (a)	164,623	2,368,925
NPS Pharmaceuticals, Inc. (a)	28,900	197,676
Theravance, Inc. (a)	125,000	2,437,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,549,880
		40,926,967
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	288,900	17,270,442
Boston Scientific Corp. (a)	819,800	4,902,404
Covidien PLC	313,400	17,136,712
Insulet Corp. (a)	100,000	1,914,000
Sirona Dental Systems, Inc. (a)	180,000	9,277,200
		50,500,758

	Shares	Value
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	50,000	$ 998,500
Express Scripts, Inc. (a)	70,000	3,792,600
Hanger Orthopedic Group, Inc. (a)	621,338	13,582,449
Humana, Inc.	100,000	9,248,000
McKesson Corp.	154,700	13,578,019
UnitedHealth Group, Inc.	230,000	13,556,200
WellPoint, Inc.	220,000	16,236,000
		70,991,768
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	874,616
Pharmaceuticals - 2.9%
Abbott Laboratories	197,900	12,129,291
Allergan, Inc.	106,400	10,153,752
Eli Lilly & Co.	200,000	8,054,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,206,550
Johnson & Johnson	190,000	12,532,400
Meda AB (A Shares)	500,000	4,768,598
Merck & Co., Inc.	100,000	3,840,000
PT Kalbe Farma Tbk	11,000,000	4,270,547
Shire PLC	400,000	12,798,550
ViroPharma, Inc. (a)	100,000	3,007,000
		80,760,688
TOTAL HEALTH CARE		244,054,797
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	166,083	11,868,291
Honeywell International, Inc.	449,367	27,433,855
Precision Castparts Corp.	16,000	2,766,400
Textron, Inc.	410,200	11,415,866
Ultra Electronics Holdings PLC	120,000	3,357,031
United Technologies Corp.	346,500	28,738,710
		85,580,153
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	14,594,176
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (a)	285,000	6,289,950
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	361,400	11,214,242
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,548,848
Foster Wheeler AG (a)	330,000	7,510,800
Jacobs Engineering Group, Inc. (a)	98,600	4,374,882
MYR Group, Inc. (a)	120,000	2,143,200
		22,577,730
Electrical Equipment - 0.4%
Fushi Copperweld, Inc. (a)	303,500	2,291,425
GrafTech International Ltd. (a)	321,900	3,843,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)(d)	120,000	$ 4,219,200
Regal-Beloit Corp.	28,000	1,835,400
		12,189,511
Industrial Conglomerates - 0.2%
Danaher Corp.	21,900	1,226,400
Max India Ltd. (a)	800,000	2,660,635
		3,887,035
Machinery - 0.7%
Caterpillar, Inc.	30,000	3,195,600
Cummins, Inc.	14,100	1,692,564
Jain Irrigation Systems Ltd.	301,378	583,551
Jain Irrigation Systems Ltd. DVR (a)	15,068	14,210
Pall Corp.	184,000	10,971,920
Westport Innovations, Inc. (a)(d)	100,000	4,092,000
		20,549,845
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	356,400	10,741,896
Qualicorp SA	425,000	3,642,624
		14,384,520
Road & Rail - 1.8%
CSX Corp.	590,000	12,696,800
Norfolk Southern Corp.	205,000	13,495,150
Union Pacific Corp.	213,500	22,946,980
		49,138,930
Trading Companies & Distributors - 0.1%
Superior Plus Corp.	350,000	2,610,395
TOTAL INDUSTRIALS		243,016,487
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	229,000	11,640,070
Nokia Corp. sponsored ADR (d)	500,000	2,745,000
QUALCOMM, Inc.	297,900	20,263,158
		34,648,228
Computers & Peripherals - 6.4%
Apple, Inc. (a)	285,200	170,968,840
EMC Corp. (a)	100,000	2,988,000
SanDisk Corp. (a)	114,000	5,653,260
		179,610,100
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	175,700	4,413,584
SYNNEX Corp. (a)	212,900	8,120,006
		12,533,590
Internet Software & Services - 3.1%
Angie's List, Inc. (d)	483,900	9,140,871
Blinkx PLC (a)	4,266,981	4,163,272
Cornerstone OnDemand, Inc.	150,000	3,276,000

	Shares	Value
Demandware, Inc.	4,200	$ 125,160
eBay, Inc. (a)	97,300	3,589,397
Google, Inc. Class A (a)	45,400	29,112,296
Mail.ru Group Ltd. GDR (a)(e)	241,200	9,515,340
Open Text Corp. (a)	182,500	11,158,012
Rackspace Hosting, Inc. (a)	158,600	9,165,494
Support.com, Inc. (a)	857,200	2,700,180
Velti PLC (a)	378,800	5,132,740
		87,078,762
IT Services - 3.0%
Cardtronics, Inc. (a)	219,100	5,751,375
Cognizant Technology Solutions Corp. Class A (a)	200,500	15,428,475
IBM Corp.	59,400	12,393,810
MasterCard, Inc. Class A	46,900	19,723,326
Redecard SA	150,000	2,912,183
Vantiv, Inc.	248,700	4,881,981
Visa, Inc. Class A	202,500	23,895,000
		84,986,150
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,924,000
ARM Holdings PLC	1,803,500	17,015,109
ARM Holdings PLC sponsored ADR	992,900	28,089,141
Avago Technologies Ltd.	225,000	8,768,250
Cymer, Inc. (a)	60,000	3,000,000
NVIDIA Corp. (a)	505,458	7,778,999
STMicroelectronics NV (NY Shares) unit (d)	1,000,000	8,190,000
Texas Instruments, Inc.	350,000	11,763,500
		86,528,999
Software - 3.3%
Citrix Systems, Inc. (a)	143,600	11,331,476
MICROS Systems, Inc. (a)	280,400	15,503,316
Oracle Corp.	990,500	28,882,980
salesforce.com, Inc. (a)	90,100	13,921,351
Solera Holdings, Inc.	296,900	13,624,741
Taleo Corp. Class A (a)	122,300	5,617,239
VMware, Inc. Class A (a)	20,000	2,247,400
		91,128,503
TOTAL INFORMATION TECHNOLOGY		576,514,332
MATERIALS - 7.9%
Chemicals - 2.0%
Agrium, Inc.	100,000	8,630,144
Ashland, Inc.	203,900	12,450,134
CF Industries Holdings, Inc.	34,000	6,210,100
Monsanto Co.	189,000	15,074,640
Rockwood Holdings, Inc. (a)	100,000	5,215,000
Sigma Aldrich Corp.	20,000	1,461,200
The Mosaic Co.	120,000	6,634,800
		55,676,018
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 5.9%
Agnico-Eagle Mines Ltd. (Canada)	561,000	$ 18,693,439
Alamos Gold, Inc.	420,000	7,709,087
Allied Nevada Gold Corp. (a)	120,000	3,903,600
ArcelorMittal SA Class A unit (d)	265,000	5,069,450
Barrick Gold Corp.	321,300	13,962,563
Carpenter Technology Corp.	185,300	9,678,219
Coeur d'Alene Mines Corp. (a)	93,946	2,230,278
Compass Minerals International, Inc.	96,000	6,887,040
Detour Gold Corp. (a)(e)	175,000	4,362,939
Eldorado Gold Corp.	520,000	7,141,497
Goldcorp, Inc.	605,700	27,299,155
Ivanhoe Mines Ltd. (a)	500,000	7,864,267
Newcrest Mining Ltd.	655,091	20,134,303
Newmont Mining Corp.	258,300	13,243,041
Pretium Resources, Inc. (a)	380,000	5,432,109
Royal Gold, Inc.	37,800	2,465,316
Sabina Gold & Silver Corp. (a)	2,180,000	6,097,138
Silver Wheaton Corp.	135,425	4,490,862
		166,664,303
TOTAL MATERIALS		222,340,321
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	120,900	3,775,707
Telenor ASA	100,000	1,854,193
		5,629,900
UTILITIES - 0.3%
Electric Utilities - 0.1%
Duke Energy Corp.	160,000	3,361,600
Gas Utilities - 0.2%
ONEOK, Inc.	50,000	4,083,000
TOTAL UTILITIES		7,444,600
TOTAL COMMON STOCKS (Cost $2,367,704,348)		2,791,254,788
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $4,280,766)	611,538	3,406,878
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	3,085,668	$ 3,085,668
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,619,432	49,619,432
TOTAL MONEY MARKET FUNDS (Cost $52,705,100)		52,705,100
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,424,690,214)		2,847,366,766
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(45,237,225)
NET ASSETS - 100%		$ 2,802,129,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,473,954 or 1.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,406,878 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,958
Fidelity Securities Lending Cash Central Fund	1,570,480
Total	$ 1,574,438
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,355,196	$ 529,190,289	$ 7,164,907	$ -
Consumer Staples	303,590,981	287,409,885	16,181,096	-
Energy	326,973,706	326,973,706	-	-
Financials	325,334,468	319,472,923	5,861,545	-
Health Care	247,461,675	231,199,947	16,261,728	-
Industrials	243,016,487	243,016,487	-	-
Information Technology	576,514,332	559,499,223	17,015,109	-
Materials	222,340,321	222,340,321	-	-
Telecommunication Services	5,629,900	5,629,900	-	-
Utilities	7,444,600	7,444,600	-	-
Money Market Funds	52,705,100	52,705,100	-	-
Total Investments in Securities:	$ 2,847,366,766	$ 2,784,882,381	$ 62,484,385	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,280,766
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,280,766)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Canada	7.2%
United Kingdom	3.2%
Cayman Islands	1.5%
Bermuda	1.5%
Brazil	1.4%
India	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,596,582) - See accompanying schedule: Unaffiliated issuers (cost $2,371,985,114)	$ 2,794,661,666
Fidelity Central Funds (cost $52,705,100)	52,705,100
Total Investments (cost $2,424,690,214)		$ 2,847,366,766
Foreign currency held at value (cost $1,217,204)		1,217,204
Receivable for investments sold		13,126,530
Receivable for fund shares sold		88,485
Dividends receivable		2,547,973
Distributions receivable from Fidelity Central Funds		327,506
Prepaid expenses		3,793
Other receivables		599,780
Total assets		2,865,278,037

Liabilities
Payable for investments purchased	$ 10,482,543
Payable for fund shares redeemed	1,329,020
Accrued management fee	1,297,016
Distribution and service plan fees payable	70,463
Other affiliated payables	200,195
Other payables and accrued expenses	149,827
Collateral on securities loaned, at value	49,619,432
Total liabilities		63,148,496

Net Assets		$ 2,802,129,541
Net Assets consist of:
Paid in capital		$ 2,923,429,001
Undistributed net investment income		6,148,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(550,029,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		422,581,050
Net Assets		$ 2,802,129,541

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,467,864,564 ÷ 210,674,299 shares)	$ 11.71

Class A: Net Asset Value and redemption price per share ($331,627,713 ÷ 29,001,878 shares)	$ 11.43

Maximum offering price per share (100/94.25 of $11.43)	$ 12.13
Class T: Net Asset Value and redemption price per share ($883,608 ÷ 78,348 shares)	$ 11.28

Maximum offering price per share (100/96.50 of $11.28)	$ 11.69
Class B: Net Asset Value and offering price per share ($275,459 ÷ 24,878 shares)A	$ 11.07

Class C: Net Asset Value and offering price per share ($1,222,136 ÷ 110,657 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($256,061 ÷ 21,754 shares)	$ 11.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 18,892,651
Interest		3,435
Income from Fidelity Central Funds (including $1,570,480 from security lending)		1,574,438
Total income		20,470,524

Expenses
Management fee	$ 7,357,883
Transfer agent fees	205,902
Distribution and service plan fees	396,492
Accounting and security lending fees	394,980
Custodian fees and expenses	56,506
Independent trustees' compensation	8,457
Appreciation in deferred trustee compensation account	87
Registration fees	31,309
Audit	40,427
Legal	12,281
Interest	1,609
Miscellaneous	14,408
Total expenses before reductions	8,520,341
Expense reductions	(80,108)	8,440,233
Net investment income (loss)		12,030,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,683,270
Foreign currency transactions	(130,906)
Total net realized gain (loss)		51,552,364
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,388)	458,803,922
Assets and liabilities in foreign currencies	21,295
Total change in net unrealized appreciation (depreciation)		458,825,217
Net gain (loss)		510,377,581
Net increase (decrease) in net assets resulting from operations		$ 522,407,872

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,030,291	$ 12,889,146
Net realized gain (loss)	51,552,364	474,496,398
Change in net unrealized appreciation (depreciation)	458,825,217	(369,217,801)
Net increase (decrease) in net assets resulting from operations	522,407,872	118,167,743
Distributions to shareholders from net investment income	(14,797,617)	(13,403,529)
Distributions to shareholders from net realized gain	(1,987,904)	(1,434,540)
Total distributions	(16,785,521)	(14,838,069)
Share transactions - net increase (decrease)	(140,454,374)	(493,501,394)
Total increase (decrease) in net assets	365,167,977	(390,171,720)

Net Assets
Beginning of period	2,436,961,564	2,827,133,284
End of period (including undistributed net investment income of $6,148,884 and undistributed net investment income of $8,916,210, respectively)	$ 2,802,129,541	$ 2,436,961,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Income from Investment Operations
Net investment income (loss) E	.05	.05	.04	.09	.08	.12
Net realized and unrealized gain (loss)	2.06	.18	.93	(.95)	(2.86)	2.25
Total from investment operations	2.11	.23	.97	(.86)	(2.78)	2.37
Distributions from net investment income	(.06)	(.05)	(.07)	(.09)	(.11)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.07)	(.06)	(.08)	(.10) J	(2.02) I	(.91)
Net asset value, end of period	$ 11.71	$ 9.67	$ 9.50	$ 8.61	$ 9.57	$ 14.37
Total Return B, C, D	21.94%	2.33%	11.31%	(8.77)%	(22.45)%	19.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of fee waivers, if any	.61% A	.61%	.61%	.61%	.59%	.60%
Expenses net of all reductions	.60% A	.59%	.60%	.60%	.58%	.59%
Net investment income (loss)	.95% A	.48%	.44%	1.33%	.64%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,467,865	$ 2,150,649	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Income from Investment Operations
Net investment income (loss) F	.03	.01	.01	.06	.03	.07
Net realized and unrealized gain (loss)	2.02	.17	.90	(.93)	(2.78)	2.19
Total from investment operations	2.05	.18	.91	(.87)	(2.75)	2.26
Distributions from net investment income	(.03)	(.01)	(.04)	(.05)	(.06)	(.09)
Distributions from net realized gain	(.01)	(.01)	(.01)	(.01)	(1.91)	(.77)
Total distributions	(.04)	(.02)	(.04) L	(.06) K	(1.97) J	(.86)
Net asset value, end of period	$ 11.43	$ 9.42	$ 9.26	$ 8.39	$ 9.32	$ 14.04
Total Return B, C, D, E	21.76%	1.91%	10.94%	(9.18)%	(22.73)%	18.90%
Ratios to Average Net Assets G, I
Expenses before reductions	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	1.02%	.99%	.99%
Expenses net of all reductions	.94% A	.94%	.97%	1.01%	.97%	.98%
Net investment income (loss)	.61% A	.13%	.07%	.92%	.25%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,628	$ 284,072	$ 315,290	$ 380,175	$ 379,162	$ 471,593
Portfolio turnover rate H	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.197 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.04)	.03	(.02)	.01
Net realized and unrealized gain (loss)	1.99	.17	.90	(.93)	(2.76)	2.19
Total from investment operations	2.00	.13	.86	(.90)	(2.78)	2.20
Distributions from net investment income	-	-	-	(.03)	(.01)	(.09)
Distributions from net realized gain	-	-	-	(.01)	(1.91)	(.77)
Total distributions	-	-	-	(.03) J	(1.91) I	(.86)
Net asset value, end of period	$ 11.28	$ 9.28	$ 9.15	$ 8.29	$ 9.22	$ 13.91
Total Return B, C, D	21.55%	1.42%	10.37%	(9.65)%	(23.06)%	18.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of fee waivers, if any	1.46% A	1.45%	1.47%	1.48%	1.42%	1.43%
Expenses net of all reductions	1.45% A	1.43%	1.46%	1.47%	1.40%	1.42%
Net investment income (loss)	.10% A	(.37)%	(.43)%	.47%	(.18)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884	$ 739	$ 760	$ 978	$ 1,013	$ 1,063
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.08)	- J	(.08)	(.05)
Net realized and unrealized gain (loss)	1.96	.17	.90	(.92)	(2.74)	2.18
Total from investment operations	1.94	.08	.82	(.92)	(2.82)	2.13
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	-	-	-	-	(1.86)	(.77)
Total distributions	-	-	-	-	(1.86) K	(.81)
Net asset value, end of period	$ 11.07	$ 9.13	$ 9.05	$ 8.23	$ 9.15	$ 13.83
Total Return B, C, D	21.25%	.88%	9.96%	(10.05)%	(23.45)%	17.92%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.94%	1.90%	1.91%
Expenses net of all reductions	1.90% A	1.89%	1.91%	1.93%	1.88%	1.90%
Net investment income (loss)	(.35)% A	(.82)%	(.88)%	-% H	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275	$ 296	$ 368	$ 384	$ 399	$ 466
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	- I	(.08)	(.05)
Net realized and unrealized gain (loss)	1.95	.17	.88	(.92)	(2.73)	2.18
Total from investment operations	1.93	.09	.81	(.92)	(2.81)	2.13
Distributions from net investment income	-	-	-	(.02)	-	(.04)
Distributions from net realized gain	-	-	-	(.01)	(1.88)	(.77)
Total distributions	-	-	-	(.03) K	(1.88) J	(.81)
Net asset value, end of period	$ 11.04	$ 9.11	$ 9.02	$ 8.21	$ 9.16	$ 13.85
Total Return B, C, D	21.19%	1.00%	9.87%	(10.00)%	(23.39)%	17.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of fee waivers, if any	1.86% A	1.87%	1.90%	1.93%	1.90%	1.91%
Expenses net of all reductions	1.86% A	1.85%	1.89%	1.92%	1.89%	1.90%
Net investment income (loss)	(.31)% A	(.79)%	(.85)%	.01%	(.66)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,222	$ 1,007	$ 904	$ 1,042	$ 522	$ 458
Portfolio turnover rate G	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.04	.02	.02	.08	.06	.11
Net realized and unrealized gain (loss)	2.07	.18	.93	(.96)	(2.84)	2.23
Total from investment operations	2.11	.20	.95	(.88)	(2.78)	2.34
Distributions from net investment income	(.04)	(.02)	-	(.07)	(.09)	(.14)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(1.91)	(.77)
Total distributions	(.05)	(.03)	-	(.08) I	(2.00) H	(.91)
Net asset value, end of period	$ 11.77	$ 9.71	$ 9.54	$ 8.59	$ 9.55	$ 14.33
Total Return B, C	21.79%	2.04%	11.06%	(8.99)%	(22.48)%	19.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of fee waivers, if any	.90% A	.88%	.87%	.81%	.74%	.74%
Expenses net of all reductions	.90% A	.86%	.87%	.79%	.73%	.69%
Net investment income (loss)	.66% A	.21%	.17%	1.14%	.50%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256	$ 199	$ 144	$ 83	$ 1,720	$ 2,422
Portfolio turnover rate F	59% A	118%	62%	152%	283%	200%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. I Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity® Destiny® Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,676,604
Gross unrealized depreciation	(139,051,838)
Net unrealized appreciation (depreciation) on securities and other investments	$ 408,624,766

Tax cost	$ 2,438,742,000

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (193,483,438)
2018	(394,048,039)
Total capital loss carryforward	$ (587,531,477)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $771,930,757 and $879,366,199, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 387,382	$ 73,126
Class T	.25%	.25%	2,052	3
Class B	.75%	.25%	1,568	1,176
Class C	.75%	.25%	5,490	660
			$ 396,492	$ 74,965

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,126
Class T	362
Class B*	231
Class C*	6
$ 1,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,287	.00**
Class A	149,875.10
Class T	1,462.36
Class B	474.30
Class C	1,455.26
Institutional Class	349.30
	$ 205,902

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,501 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,282,000.32%		$ 1,609

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,695 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $11,754 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $80,108 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
From net investment income
Class O	$ 13,990,271	$ 12,938,394
Class A	806,408	464,873
Institutional Class	938	262
Total	$ 14,797,617	$ 13,403,529
From net realized gain
Class O	$ 1,748,785	$ 1,268,450
Class A	238,936	166,030
Institutional Class	183	60
Total	$ 1,987,904	$ 1,434,540

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class O
Shares sold	5,766,239	17,803,161	$ 61,104,125	$ 192,182,610
Reinvestment of distributions	1,358,758	1,164,568	14,049,598	12,367,592
Shares redeemed	(18,927,585)	(60,629,604)	(203,098,408)	(656,933,276)
Net increase (decrease)	(11,802,588)	(41,661,875)	$ (127,944,685)	$ (452,383,074)
Class A
Shares sold	2,109,369	5,497,025	$ 21,796,078	$ 58,139,464
Reinvestment of distributions	83,408	40,475	842,414	420,128
Shares redeemed	(3,348,541)	(9,432,016)	(35,069,371)	(99,765,111)
Net increase (decrease)	(1,155,764)	(3,894,516)	$ (12,430,879)	$ (41,205,519)
Class T
Shares sold	4,302	35,679	$ 43,822	$ 380,946
Shares redeemed	(5,530)	(39,089)	(58,205)	(398,747)
Net increase (decrease)	(1,228)	(3,410)	$ (14,383)	$ (17,801)
Class B
Shares sold	-	2,780	$ 30	$ 29,824
Shares redeemed	(7,544)	(11,021)	(81,744)	(112,214)
Net increase (decrease)	(7,544)	(8,241)	$ (81,714)	$ (82,390)
Class C
Shares sold	7,957	32,216	$ 84,014	$ 334,681
Shares redeemed	(7,857)	(21,851)	(79,109)	(214,863)
Net increase (decrease)	100	10,365	$ 4,905	$ 119,818
Institutional Class
Shares sold	9,872	14,847	$ 102,776	$ 163,346
Reinvestment of distributions	98	29	1,016	312
Shares redeemed	(8,749)	(9,405)	(91,410)	(96,086)
Net increase (decrease)	1,221	5,471	$ 12,382	$ 67,572

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESII-I-USAN-0512
1.814764.106

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012